UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02699
AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

Invesco Active Allocation Fund
Class A: OAAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class A)	$23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30,
2024
)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024
.

Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Active Allocation Fund
Class C: OAACX
SEMI-
ANNUAL
SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class C)	$62	1.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024
.

Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Active Allocation Fund
Class R: OAANX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R)	$ 36	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024
.

Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fu nd's p
rospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Active Allocation Fund
Class Y: OAAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class Y)	$ 11	0.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024
.

Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Active Allocation Fund
Class R5: PAAJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R5)	$ 8	0.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024
.

Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Active Allocation Fund
Class R6: PAAQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R6)	$ 8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024
.

Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Convertible Securities Fund
Class A: CNSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class A)	$49	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Convertible Securities Fund
Class C: CNSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class C)	$86	1.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Convertible Securities Fund
Class Y: CNSDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class Y)	$36	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Convertible Securities Fund
Class R5: CNSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R5)	$34	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Convertible Securities Fund
Class R6: CNSFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R6)	$ 31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Advantage International Fund
Class A: GTNDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class A)	$63	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Advantage International Fund
Class C: GNDCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class C)	$101	1.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Advantage International Fund
Class R: GTNRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class R)	$75	1.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Advantage International Fund
Class Y: GTNYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class Y)	$50	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Advantage International Fund
Class R5: GNDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class R5)	$50	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Advantage International Fund
Class R6: GNDSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class R6)	$50	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Allocation Fund
Class A: ALAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class A)	$23	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Allocation Fund
Class C: CLIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class C)	$61	1.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Allocation Fund
Class R: RLIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R)	$36	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Allocation Fund
Class Y: ALAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class Y)	$11	0.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Allocation Fund
Class R5: ILAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R5)	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Income Allocation Fund
Class R6: IIASX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R6)	$6	0.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at t
he same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco International Diversified Fund
Class A: OIDAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class A)	$22	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please
contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco International Diversified Fund
Class C: OIDCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class C)	$60	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%
Where Can I Find More Information?
You can find more information about the Fund, incl
udi
ng the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco International Diversified Fund
Class R: OIDNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R)	$35	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco International Diversified Fund
Class Y: OIDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class Y)	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be com bin
ed with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco International Diversified Fund
Class R5: INDFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R5)	$7	0.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%
Where Can I Find More Inf
orma
tion?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco International Diversified Fund
Class R6: OIDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R6)	$3	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Mid Cap Fund
®
Class A: OPMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class A)	$53	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's pr ospectu
s, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Mid Cap Fund
®
Class C: OPMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class C)	$92	1.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including th
e Fun
d's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Mid Cap Fund
®
Class R: OPMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R)	$67	1.31%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Mid Cap Fund
®
Class Y: OPMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class Y)	$41	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate a s of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), C las s A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Mid Cap Fund
®
Class R5: MSMJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R5)	$39	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy vo
ting
information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Mid Cap Fund
®
Class R6: OPMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R6)	$35	0.69%
*	Annualized.
What Are Key Statisti
c
s About The Fund?
(as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Small Cap Fund
®
Class A: OSCAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class A)	$55	1.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (
%
of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Small Cap Fund
®
Class C: OSCCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class C)	$93	1.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4
24
6 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Small Cap Fund
®
Class R: OSCNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R)	$68	1.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials , Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About
Delivery
Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Small Cap Fund
®
Class Y: OSCYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class Y)	$43	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Small Cap Fund
®
Class R5: MNSQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R5)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services , Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Main Street Small Cap Fund
®
Class R6: OSSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024.You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R6)	$36	0.71%
*	Annualized.
What Are Key Statistics About Th
e
Fund
?
(as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector
allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Quality Income Fund
Class A: VKMGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246
.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class A)	$44	0.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Ca
n
I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Quality Income Fund
Class C: VUSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class C)	$81	1.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Quality Income Fund
Class R: VUSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R)	$57	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Quality Income Fund
Class Y: VUSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class Y)	$32	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Quality Income Fund
Class R5: VUSJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R5)	$30	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information,
and
holdings
at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Quality Income Fund
Class R6: VUSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R6)	$27	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class A: OACIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports.
You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class A)	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Informat
io
n?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending
you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class C: OCCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class C)	$59	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class R: ONCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R)	$34	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class Y: OYCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class Y)	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class R5: PXCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R5)	$6	0.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class R6: PXCCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R6)	$4	0.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class A: AADAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class A)	$22	0.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class C: AADCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class C)	$61	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class R
:
AADRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R)	$35	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
.
Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class S: AADSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class S)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class Y: AADYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class Y)	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class R5: AADIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R5)	$8	0.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class R6: AAESX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R6)	$5	0.09%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco Select Risk: High Growth Investor Fund
Class A: OAAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class A)	$19	0.37%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class C: OCAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class C)	$58	1.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more
information
about the Fund,
including
the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class R: ONAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R)	$32	0.63%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more
information
about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class Y: OYAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class Y)	$7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
.
Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class R5: PXQIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R5)	$4	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more
information
about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco Select Risk: High Growth Investor Fund
Class R6: PXGGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R6)	$3	0.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class A: OAMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class A)	$19	0.37%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class C: OCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class C)	$57	1.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find
More
Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class R: ONMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R)	$32	0.63%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Informa
t
ion?
You can find more information about the Fund, including the Fund's prospectus, financial information, and
h
oldings at
inv
e
sco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important R
e
gulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accou
n
ts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these
d
ocuments to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class S: PXMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class S)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco Select Risk: Moderate Investor Fund
Class Y: OYMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class Y)	$7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class R5: PXMQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R5)	$6	0.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class R6: PXMMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R6)	$3	0.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class A: CAAMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$24	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class C: CACMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$61	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class R: CMARX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$36	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class S: CMASX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$19	0.37%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class Y: CAAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$11	0.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class R5: CMAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class R6: CNSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$6	0.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Asset allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Growth Fund
Class A: GTSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class A)	$62	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc .	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Growth Fund
Class C: GTSDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class C)	$97	1.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc .	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Growth Fund
Class R: GTSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R)	$74	1.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc .	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Growth Fund
Class Y: GTSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class Y)	$49	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Growth Fund
Investor Class: GTSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Investor Class)	$58	1.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
.
Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Growth Fund
Class R5: GTSVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R5)	$43	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Growth Fund
Class R6: GTSFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R6)	$39	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Active Allocation Fund
Nasdaq:
A: OAAAX ■ C: OAACX ■ R: OAANX ■ Y: OAAYX ■ R5: PAAJX ■ R6: PAAQX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Proxy Results
22	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.85%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Alternative Funds–4.92%
Invesco Global Real Estate Income Fund, Class R6(b)	2.49%	$49,802,913	$970,387	$—	$(2,906,499)	$—	$976,174	6,056,828	$47,970,079
Invesco Macro Allocation Strategy Fund, Class R6	2.43%	46,197,444	551,819	(1,439,879)	1,713,830	(106,522)	—	6,038,184	46,916,692
Total Alternative Funds		96,000,357	1,522,206	(1,439,879)	(1,192,669)	(106,522)	976,174		94,886,771
Domestic Equity Funds–48.87%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	5.86%	90,600,129	18,202,903	(6,304,237)	10,197,279	174,200	—	3,516,208	112,870,274
Invesco Main Street Small Cap Fund, Class R6	5.75%	124,459,421	—	(16,898,260)	(2,543,308)	5,734,562	—	5,136,939	110,752,415
Invesco NASDAQ 100 ETF	10.21%	88,170,017	106,406,939	(21,114,044)	21,400,031	1,981,156	492,567	998,651	196,844,099
Invesco Russell 1000® Dynamic Multifactor ETF	13.67%	230,534,676	31,171,292	(2,700,162)	4,617,190	(27,349)	2,415,578	5,021,826	263,595,647
Invesco S&P 500® Low Volatility ETF	—	161,131,130	—	(165,758,530)	(21,009,625)	25,637,025	644,010	—	—
Invesco S&P 500® Pure Growth ETF	—	89,936,138	—	(100,775,431)	(13,543,238)	24,382,531	—	—	—
Invesco S&P 500® Pure Value ETF	8.75%	—	174,677,956	(4,783,495)	(1,314,596)	133,247	1,939,953	2,022,455	168,713,112
Invesco Value Opportunities Fund, Class R6	4.63%	55,222,773	32,563,514	(6,445,825)	7,646,854	353,085	—	4,414,051	89,340,401
Total Domestic Equity Funds		840,054,284	363,022,604	(324,779,984)	5,450,587	58,368,457	5,492,108		942,115,948
Fixed Income Funds–23.16%
Invesco Core Bond Fund, Class R6	10.19%	—	197,742,432	(914,859)	(327,806)	(23,013)	2,725,397	35,147,899	196,476,754
Invesco Core Plus Bond Fund, Class R6	5.02%	137,378,126	2,781,587	(41,311,884)	9,221,516	(11,305,267)	2,782,506	10,633,415	96,764,078
Invesco Emerging Markets Sovereign Debt ETF	0.60%	—	11,825,315	—	(214,795)	—	254,787	580,526	11,610,520
Invesco Equal Weight 0-30 Year Treasury ETF(d)	2.70%	73,470,516	—	(18,475,522)	2,044,766	(5,045,605)	1,000,808	1,884,529	51,994,155
Invesco Floating Rate ESG Fund, Class R6	1.22%	14,756,262	9,465,749	(403,749)	(229,307)	(3,533)	956,853	3,499,321	23,585,422
Invesco High Yield Fund, Class R6	1.25%	55,667,668	1,282,403	(32,673,938)	(1,054,411)	898,494	1,282,722	6,891,490	24,120,216
Invesco Income Fund, Class R6	—	18,606,774	244,067	(18,877,513)	832,291	(805,619)	244,083	—	—
Invesco International Bond Fund, Class R6	—	18,689,287	193,617	(18,504,069)	(1,459,512)	1,080,677	193,626	—	—
Invesco Senior Floating Rate Fund, Class R6	—	28,076,961	564,505	(28,769,868)	746,663	(618,261)	564,558	—	—
Invesco Taxable Municipal Bond ETF	—	63,279,941	—	(62,103,674)	13,343,931	(14,520,198)	385,347	—	—
Invesco Variable Rate Investment Grade ETF(d)	2.18%	18,208,489	24,715,228	(1,000,249)	71,623	(405)	1,055,435	1,670,433	41,994,686
Total Fixed Income Funds		428,134,024	248,814,903	(223,035,325)	22,974,959	(30,342,730)	11,446,122		446,545,831
Foreign Equity Funds–22.12%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.49%	56,199,436	—	(26,818,309)	3,372,291	(3,996,938)	—	887,820	28,756,480
Invesco Developing Markets Fund, Class R6	1.29%	60,980,131	—	(37,460,989)	2,730,875	(1,395,498)	—	626,849	24,854,519
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.22%	48,466,701	13,835,145	(1,367,525)	1,181,046	(758)	1,294,419	1,275,978	62,114,609
Invesco Global Fund, Class R6	7.38%	157,156,835	—	(35,306,421)	14,953,001	5,428,930	—	1,355,368	142,232,345
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.85%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Invesco Global Infrastructure Fund, Class R6	1.01%	$18,414,858	$1,365,950	$—	$(429,784)	$—	$264,572	1,720,091	$19,351,024
Invesco International Developed Dynamic Multifactor ETF(d)	2.75%	—	55,729,214	(1,224,314)	(1,435,241)	12,843	1,044,988	2,142,151	53,082,502
Invesco International Small-Mid Company Fund, Class R6	3.73%	39,535,210	35,944,126	—	(3,626,267)	—	—	1,754,654	71,853,069
Invesco Oppenheimer International Growth Fund, Class R6	1.25%	38,706,996	—	(16,008,415)	512,899	957,513	—	659,814	24,168,993
Invesco S&P Emerging Markets Low Volatility ETF	—	86,058,945	—	(85,628,681)	(6,100,898)	5,670,634	553,906	—	—
Invesco S&P International Developed Low Volatility ETF	—	37,824,732	—	(37,851,284)	(885,790)	912,342	—	—	—
Total Foreign Equity Funds		543,343,844	106,874,435	(241,665,938)	10,272,132	7,589,068	3,157,885		426,413,541
Money Market Funds–0.78%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)	0.27%	3,205,449	141,766,553	(139,710,228)	—	—	129,997	5,261,774	5,261,774
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(e)	0.20%	2,290,920	101,261,823	(99,793,019)	(361)	(1,068)	95,686	3,757,168	3,758,295
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)	0.31%	3,663,371	162,018,918	(159,668,833)	—	—	148,247	6,013,456	6,013,456
Total Money Market Funds		9,159,740	405,047,294	(399,172,080)	(361)	(1,068)	373,930		15,033,525
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,666,221,269)	99.85%	1,916,692,249	1,125,281,442	(1,190,093,206)	37,504,648	35,507,205	21,446,219		1,924,995,616

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.29%
Invesco Private Government Fund, 5.31%(e)(f)	0.08%	9,467,365	47,187,423	(55,107,381)	—	—	88,355(g)	1,547,407	1,547,407
Invesco Private Prime Fund, 5.48%(e)(f)	0.21%	24,344,655	123,868,275	(144,272,901)	(776)	21,346	237,753(g)	3,959,411	3,960,599
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,508,006)	0.29%	33,812,020	171,055,698	(199,380,282)	(776)	21,346	326,108		5,508,006
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,671,729,275)	100.14%	$1,950,504,269	$1,296,337,140	$(1,389,473,488)	$37,503,872	$35,528,551	$21,772,327		$1,930,503,622
OTHER ASSETS LESS LIABILITIES	(0.14)%								(2,610,043)
NET ASSETS	100.00%								$1,927,893,579
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Active Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at June 30, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(g)	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	264	September-2024	$14,364,240	$74,005	$74,005
Nikkei 225 Index	17	September-2024	4,182,112	67,602	67,602
S&P/TSX 60 Index	12	September-2024	2,299,039	22,282	22,282
SPI 200 Index	18	September-2024	2,333,115	25,499	25,499
STOXX Europe 600 Index	441	September-2024	12,142,554	(21,468)	(21,468)
Subtotal—Long Futures Contracts				167,920	167,920
Short Futures Contracts
Equity Risk
E-Mini S&P 500 Index	59	September-2024	(16,288,425)	(54,963)	(54,963)
Interest Rate Risk
U.S. Treasury 10 Year Notes	200	September-2024	(21,996,875)	(170,749)	(170,749)
Subtotal—Short Futures Contracts				(225,712)	(225,712)
Total Futures Contracts				$(57,792)	$(57,792)

(a)	Futures contracts collateralized by $2,989,705 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/04/2024	Citibank, N.A.	BRL	3,260,000	USD	625,782	$46,686
09/18/2024	Citibank, N.A.	AUD	6,505,000	USD	4,358,838	10,659
09/18/2024	Citibank, N.A.	NZD	8,885,000	USD	5,513,116	101,312
09/18/2024	Deutsche Bank AG	PHP	277,080,000	USD	4,741,111	2,581
09/18/2024	J.P. Morgan Chase Bank, N.A.	JPY	294,305,000	USD	1,913,362	62,449
09/18/2024	J.P. Morgan Chase Bank, N.A.	THB	10,995,000	USD	303,569	2,076
09/19/2024	J.P. Morgan Chase Bank, N.A.	HKD	700,000	USD	89,858	23
09/19/2024	J.P. Morgan Chase Bank, N.A.	KRW	9,543,670,000	USD	7,018,488	73,779
09/23/2024	J.P. Morgan Chase Bank, N.A.	CLP	240,300,000	USD	262,833	7,617
09/18/2024	Morgan Stanley and Co. International PLC	CZK	126,580,000	USD	5,571,305	150,645
09/18/2024	Morgan Stanley and Co. International PLC	HUF	6,610,000	USD	18,057	183
09/18/2024	Morgan Stanley and Co. International PLC	USD	4,667,187	ZAR	86,870,000	79,610
09/18/2024	UBS AG	CHF	3,825,000	USD	4,332,064	34,865
Subtotal—Appreciation						572,485
Currency Risk
09/18/2024	BNP Paribas S.A.	USD	5,219,945	SGD	6,995,000	(42,563)
09/19/2024	BNP Paribas S.A.	CNY	69,655,000	USD	9,665,232	(93,006)
09/18/2024	Deutsche Bank AG	USD	5,580,368	COP	22,703,000,000	(175,898)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/18/2024	Deutsche Bank AG	USD	6,803,903	GBP	5,300,000	$(100,356)
09/18/2024	Deutsche Bank AG	USD	5,031,296	SEK	51,720,000	(132,268)
09/18/2024	Deutsche Bank AG	USD	3,130,664	TWD	100,175,000	(40,430)
09/18/2024	Goldman Sachs International	CAD	5,220,000	USD	3,820,093	(2,538)
09/18/2024	J.P. Morgan Chase Bank, N.A.	INR	175,700,000	USD	2,098,462	(3,716)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	49,601	DKK	340,000	(557)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	89,817	PLN	360,000	(473)
09/18/2024	Morgan Stanley and Co. International PLC	MXN	98,520,000	USD	5,123,013	(197,757)
09/18/2024	Morgan Stanley and Co. International PLC	USD	10,054,316	EUR	9,250,000	(111,079)
09/18/2024	Morgan Stanley and Co. International PLC	USD	4,727,166	IDR	76,755,000,000	(42,196)
09/18/2024	Morgan Stanley and Co. International PLC	USD	5,310,625	MYR	24,790,000	(45,236)
09/18/2024	UBS AG	USD	5,258,011	NOK	55,220,000	(76,219)
Subtotal—Depreciation						(1,064,292)
Total Forward Foreign Currency Contracts						$(491,807)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 40, Version 1	Sell	5.00%	Quarterly	06/20/2028	3.132%	USD	26,977,500	$329,786	$1,699,987	$1,370,201
Credit Risk
Markit CDX North America Investment Grade Index, Series 40, Version 1	Buy	(1.00)	Quarterly	06/20/2028	0.422	USD	154,800,000	(1,570,932)	(3,268,912)	(1,697,980)
Total Centrally Cleared Credit Default Swap Agreements								$(1,241,146)	$(1,568,925)	$(327,779)

(a)	Centrally cleared swap agreements collateralized by $1,181,262 cash held with J.P. Morgan Chase Bank, N.A.
(b)	Implied credit spreads represent the current level, as of June 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Active Allocation Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in affiliated underlying funds, at value (Cost $1,671,729,275)*	$1,930,503,622
Other investments:
Variation margin receivable — futures contracts	1,123,890
Unrealized appreciation on forward foreign currency contracts outstanding	572,485
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	2,989,705
Cash collateral — centrally cleared swap agreements	1,181,262
Cash collateral — OTC Derivatives	610,000
Receivable for:
Fund shares sold	532,593
Dividends - affiliated underlying funds	1,544,621
Investment for trustee deferred compensation and retirement plans	117,152
Other assets	90,576
Total assets	1,939,265,906
Liabilities:
Other investments:
Variation margin payable — centrally cleared swap agreements	12,636
Unrealized depreciation on forward foreign currency contracts outstanding	1,064,292
Payable for:
Investments purchased - affiliated underlying funds	1,494,256
Dividends	502
Fund shares reacquired	1,069,224
Amount due custodian	1,204,836
Collateral upon return of securities loaned	5,508,006
Accrued fees to affiliates	780,973
Accrued trustees’ and officers’ fees and benefits	33,080
Accrued other operating expenses	87,370
Trustee deferred compensation and retirement plans	117,152
Total liabilities	11,372,327
Net assets applicable to shares outstanding	$1,927,893,579
Net assets consist of:
Shares of beneficial interest	$1,599,954,131
Distributable earnings	327,939,448
$1,927,893,579
Net Assets:
Class A	$1,599,025,764
Class C	$150,322,018
Class R	$150,226,279
Class Y	$27,955,023
Class R5	$11,109
Class R6	$353,386
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	116,478,352
Class C	11,300,000
Class R	11,037,371
Class Y	1,995,003
Class R5	810
Class R6	25,764
Class A:
Net asset value per share	$13.73
Maximum offering price per share (Net asset value of $13.73 ÷ 94.50%)	$14.53
Class C:
Net asset value and offering price per share	$13.30
Class R:
Net asset value and offering price per share	$13.61
Class Y:
Net asset value and offering price per share	$14.01
Class R5:
Net asset value and offering price per share	$13.71
Class R6:
Net asset value and offering price per share	$13.72

*	At June 30, 2024, securities with an aggregate value of $5,383,121 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Active Allocation Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $54,736)	$21,500,955
Interest	169,810
Total investment income	21,670,765
Expenses:
Advisory fees	822,040
Administrative services fees	138,811
Custodian fees	19,887
Distribution fees:
Class A	1,919,619
Class C	775,209
Class R	370,806
Transfer agent fees — A, C, R and Y	979,144
Transfer agent fees — R5	10
Transfer agent fees — R6	46
Trustees’ and officers’ fees and benefits	23,217
Registration and filing fees	49,837
Reports to shareholders	72,983
Professional services fees	35,304
Other	14,128
Total expenses	5,221,041
Less: Fees waived and/or expenses reimbursed	(64,273)
Net expenses	5,156,768
Net investment income	16,513,997
Realized and unrealized gain (loss) from:
Net realized gain from:
Affiliated underlying fund shares	35,528,551
Foreign currencies	745,627
Forward foreign currency contracts	2,550,130
Futures contracts	958,790
Swap agreements	55,403
39,838,501
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	37,503,872
Foreign currencies	(681,593)
Forward foreign currency contracts	(818,246)
Futures contracts	177,759
Swap agreements	(267,612)
35,914,180
Net realized and unrealized gain	75,752,681
Net increase in net assets resulting from operations	$92,266,678
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Active Allocation Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$16,513,997	$32,747,493
Net realized gain	39,838,501	17,363,779
Change in net unrealized appreciation	35,914,180	185,422,777
Net increase in net assets resulting from operations	92,266,678	235,534,049
Distributions to shareholders from distributable earnings:
Class A	—	(48,417,973)
Class C	—	(3,828,078)
Class R	—	(4,113,023)
Class Y	—	(843,262)
Class R5	—	(9,602)
Class R6	—	(1,833)
Total distributions from distributable earnings	—	(57,213,771)
Share transactions–net:
Class A	(67,165,142)	(56,958,270)
Class C	(16,117,891)	(24,013,123)
Class R	(2,939,198)	5,215,520
Class Y	775,707	(1,734,632)
Class R5	(274,808)	263,667
Class R6	279,795	22,806
Net increase (decrease) in net assets resulting from share transactions	(85,441,537)	(77,204,032)
Net increase in net assets	6,825,141	101,116,246
Net assets:
Beginning of period	1,921,068,438	1,819,952,192
End of period	$1,927,893,579	$1,921,068,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Active Allocation Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (e)
Class A
Six months ended 06/30/24	$13.08	$0.12	$0.53	$0.65	$—	$—	$—	$13.73	4.97%(f)	$1,599,026	0.45%(f)(g)	0.46%(f)(g)	1.81%(f)(g)	38%
Year ended 12/31/23	11.89	0.23	1.37	1.60	(0.23)	(0.18)	(0.41)	13.08	13.52(f)	1,589,240	0.46(f)	0.46(f)	1.84(f)	21
Year ended 12/31/22	15.42	0.15	(3.12)	(2.97)	(0.17)	(0.39)	(0.56)	11.89	(19.32)(f)	1,498,861	0.47(f)	0.47(f)	1.18(f)	20
Year ended 12/31/21	14.70	0.10	1.92	2.02	(0.32)	(0.98)	(1.30)	15.42	13.92(f)	1,973,745	0.45(f)	0.47(f)	0.64(f)	16
Year ended 12/31/20	14.66	0.13	1.76	1.89	(0.14)	(1.71)	(1.85)	14.70	13.04(f)	1,973,119	0.44(f)	0.48(f)	0.94(f)	70
Eleven months ended 12/31/19	13.89	0.21	1.85	2.06	(0.44)	(0.85)	(1.29)	14.66	14.84	1,867,751	0.52(g)	0.56(g)	1.52(g)	24
Year ended 01/31/19	15.25	0.15	(1.27)	(1.12)	(0.24)	—	(0.24)	13.89	(7.22)	1,636,759	0.53	0.57	1.04	38
Class C
Six months ended 06/30/24	12.72	0.07	0.51	0.58	—	—	—	13.30	4.56	150,322	1.21(g)	1.22(g)	1.05(g)	38
Year ended 12/31/23	11.57	0.13	1.33	1.46	(0.13)	(0.18)	(0.31)	12.72	12.66	159,486	1.22	1.22	1.08	21
Year ended 12/31/22	15.01	0.05	(3.03)	(2.98)	(0.07)	(0.39)	(0.46)	11.57	(19.93)	167,991	1.23	1.23	0.42	20
Year ended 12/31/21	14.34	(0.02)	1.86	1.84	(0.19)	(0.98)	(1.17)	15.01	13.01	247,857	1.21	1.23	(0.12)	16
Year ended 12/31/20	14.35	0.02	1.70	1.72	(0.02)	(1.71)	(1.73)	14.34	12.18	263,343	1.20	1.24	0.18	70
Eleven months ended 12/31/19	13.60	0.10	1.81	1.91	(0.31)	(0.85)	(1.16)	14.35	14.09	342,957	1.28(g)	1.32(g)	0.76(g)	24
Year ended 01/31/19	14.92	0.04	(1.23)	(1.19)	(0.13)	—	(0.13)	13.60	(7.92)	489,474	1.28	1.32	0.28	38
Class R
Six months ended 06/30/24	12.99	0.10	0.52	0.62	—	—	—	13.61	4.77	150,226	0.71(g)	0.72(g)	1.55(g)	38
Year ended 12/31/23	11.80	0.20	1.37	1.57	(0.20)	(0.18)	(0.38)	12.99	13.33	146,168	0.72	0.72	1.58	21
Year ended 12/31/22	15.31	0.12	(3.11)	(2.99)	(0.13)	(0.39)	(0.52)	11.80	(19.56)	127,968	0.73	0.73	0.92	20
Year ended 12/31/21	14.60	0.06	1.91	1.97	(0.28)	(0.98)	(1.26)	15.31	13.64	166,900	0.71	0.73	0.38	16
Year ended 12/31/20	14.58	0.09	1.74	1.83	(0.10)	(1.71)	(1.81)	14.60	12.70	147,675	0.70	0.74	0.68	70
Eleven months ended 12/31/19	13.82	0.17	1.83	2.00	(0.39)	(0.85)	(1.24)	14.58	14.54	139,693	0.77(g)	0.81(g)	1.27(g)	24
Year ended 01/31/19	15.17	0.11	(1.26)	(1.15)	(0.20)	—	(0.20)	13.82	(7.44)	125,162	0.78	0.82	0.78	38
Class Y
Six months ended 06/30/24	13.34	0.14	0.53	0.67	—	—	—	14.01	5.02	27,955	0.21(g)	0.22(g)	2.05(g)	38
Year ended 12/31/23	12.11	0.27	1.40	1.67	(0.26)	(0.18)	(0.44)	13.34	13.86	25,832	0.22	0.22	2.08	21
Year ended 12/31/22	15.70	0.19	(3.19)	(3.00)	(0.20)	(0.39)	(0.59)	12.11	(19.15)	25,095	0.23	0.23	1.42	20
Year ended 12/31/21	14.94	0.14	1.96	2.10	(0.36)	(0.98)	(1.34)	15.70	14.24	31,941	0.21	0.23	0.88	16
Year ended 12/31/20	14.88	0.17	1.77	1.94	(0.17)	(1.71)	(1.88)	14.94	13.22	28,284	0.20	0.24	1.18	70
Eleven months ended 12/31/19	14.08	0.24	1.88	2.12	(0.47)	(0.85)	(1.32)	14.88	15.11	26,168	0.28(g)	0.32(g)	1.76(g)	24
Year ended 01/31/19	15.42	0.19	(1.29)	(1.10)	(0.24)	—	(0.24)	14.08	(7.00)	24,190	0.29	0.33	1.28	38
Class R5
Six months ended 06/30/24	13.06	0.14	0.51	0.65	—	—	—	13.71	4.98	11	0.16(g)	0.16(g)	2.10(g)	38
Year ended 12/31/23	11.87	0.26	1.38	1.64	(0.27)	(0.18)	(0.45)	13.06	13.89	287	0.20	0.20	2.10	21
Year ended 12/31/22	15.39	0.19	(3.12)	(2.93)	(0.20)	(0.39)	(0.59)	11.87	(19.08)	10	0.17	0.17	1.48	20
Year ended 12/31/21	14.68	0.14	1.92	2.06	(0.37)	(0.98)	(1.35)	15.39	14.19	11	0.19	0.21	0.90	16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.18)	(1.71)	(1.89)	14.68	13.29	10	0.18	0.22	1.20	70
Period ended 12/31/19(h)	14.28	0.16	1.54	1.70	(0.48)	(0.85)	(1.33)	14.65	11.94	10	0.22(g)	0.26(g)	1.82(g)	24
Class R6
Six months ended 06/30/24	13.05	0.14	0.53	0.67	—	—	—	13.72	5.13	353	0.15(g)	0.15(g)	2.11(g)	38
Year ended 12/31/23	11.86	0.27	1.37	1.64	(0.27)	(0.18)	(0.45)	13.05	13.91	54	0.14	0.14	2.16	21
Year ended 12/31/22	15.39	0.18	(3.12)	(2.94)	(0.20)	(0.39)	(0.59)	11.86	(19.14)	27	0.23	0.23	1.42	20
Year ended 12/31/21	14.67	0.14	1.93	2.07	(0.37)	(0.98)	(1.35)	15.39	14.29	14	0.19	0.21	0.90	16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.19)	(1.71)	(1.90)	14.67	13.25	10	0.17	0.22	1.21	70
Period ended 12/31/19(h)	14.28	0.17	1.54	1.71	(0.49)	(0.85)	(1.34)	14.65	12.02	10	0.14(g)	0.18(g)	1.90(g)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.52%, 0.52%, 0.53%, 0.53% and 0.63% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(d)	Does not include indirect expenses from affiliated fund fees and expenses of 0.62% and 0.63% for the eleven months ended December 31, 2019 and the year ended January 31, 2019, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Active Allocation Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by
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the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
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(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $1,612 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted
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through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
N.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
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NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.100%
Over $3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.09%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $5,494.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $99,066 in front-end sales commissions from the sale of Class A shares and $2,528 and $2,829 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
15	Invesco Active Allocation Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,909,962,091	$—	$—	$1,909,962,091
Money Market Funds	15,033,525	5,508,006	—	20,541,531
Total Investments in Securities	1,924,995,616	5,508,006	—	1,930,503,622
Other Investments - Assets*
Futures Contracts	189,388	—	—	189,388
Forward Foreign Currency Contracts	—	572,485	—	572,485
Swap Agreements	—	1,370,201	—	1,370,201
	189,388	1,942,686	—	2,132,074
Other Investments - Liabilities*
Futures Contracts	(247,180)	—	—	(247,180)
Forward Foreign Currency Contracts	—	(1,064,292)	—	(1,064,292)
Swap Agreements	—	(1,697,980)	—	(1,697,980)
	(247,180)	(2,762,272)	—	(3,009,452)
Total Other Investments	(57,792)	(819,586)	—	(877,378)
Total Investments	$1,924,937,824	$4,688,420	$—	$1,929,626,244

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$189,388	$189,388
Unrealized appreciation on swap agreements — Centrally Cleared(a)	1,370,201	—	—	1,370,201
Unrealized appreciation on forward foreign currency contracts outstanding	—	572,485	—	572,485
Total Derivative Assets	1,370,201	572,485	189,388	2,132,074
Derivatives not subject to master netting agreements	(1,370,201)	—	(189,388)	(1,559,589)
Total Derivative Assets subject to master netting agreements	$—	$572,485	$—	$572,485

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(76,431)	$(170,749)	$(247,180)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(1,697,980)	—	—	—	(1,697,980)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(1,064,292)	—	—	(1,064,292)
Total Derivative Liabilities	(1,697,980)	(1,064,292)	(76,431)	(170,749)	(3,009,452)
Derivatives not subject to master netting agreements	1,697,980	—	76,431	170,749	1,945,160
Total Derivative Liabilities subject to master netting agreements	$—	$(1,064,292)	$—	$—	$(1,064,292)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
16	Invesco Active Allocation Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
BNP Paribas S.A.	$−	$(135,569)	$(135,569)	$—	$—	$(135,569)
Citibank, N.A.	158,657	−	158,657	—	—	158,657
Deutsche Bank AG	2,581	(448,952)	(446,371)	—	—	(446,371)
Goldman Sachs International	−	(2,538)	(2,538)	—	—	(2,538)
J.P. Morgan Chase Bank, N.A.	145,944	(4,746)	141,198	—	—	141,198
Morgan Stanley and Co. International PLC	230,438	(396,268)	(165,830)	—	—	(165,830)
UBS AG	34,865	(76,219)	(41,354)	—	—	(41,354)
Total	$572,485	$(1,064,292)	$(491,807)	$—	$—	$(491,807)
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$-	$2,550,130	$-	$-	$2,550,130
Futures contracts	-	-	746,463	212,327	958,790
Swap agreements	55,403	-	-	-	55,403
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(818,246)	-	-	(818,246)
Futures contracts	-	-	(355,051)	532,810	177,759
Swap agreements	(267,612)	-	-	-	(267,612)
Total	$(212,209)	$1,731,884	$391,412	$745,137	$2,656,224
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$134,315,766	$67,508,150	$181,777,500
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $58,779.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
17	Invesco Active Allocation Fund

NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $720,234,148 and $790,921,126, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$292,248,351
Aggregate unrealized (depreciation) of investments	(39,897,038)
Net unrealized appreciation of investments	$252,351,313
Cost of investments for tax purposes is $1,677,274,931.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	3,458,121	$46,411,401	6,849,089	$86,095,067
Class C	743,073	9,689,419	1,782,409	21,736,050
Class R	657,769	8,759,511	1,498,750	18,705,794
Class Y	465,162	6,395,937	672,961	8,604,188
Class R5	-	-	20,486	254,430
Class R6	21,609	280,017	2,183	26,915
Issued as reinvestment of dividends:
Class A	-	-	3,683,286	47,403,894
Class C	-	-	304,043	3,806,623
Class R	-	-	320,573	4,096,926
Class Y	-	-	51,929	681,310
Class R5	-	-	719	9,237
Class R6	-	-	118	1,516
Automatic conversion of Class C shares to Class A shares:
Class A	921,083	12,385,984	1,845,496	23,080,284
Class C	(948,743)	(12,385,984)	(1,901,984)	(23,080,284)
Reacquired:
Class A	(9,380,737)	(125,962,527)	(16,989,562)	(213,537,515)
Class C	(1,028,030)	(13,421,326)	(2,170,624)	(26,475,512)
Class R	(875,336)	(11,698,709)	(1,405,868)	(17,587,200)
Class Y	(406,964)	(5,620,230)	(860,365)	(11,020,130)
Class R5	(21,205)	(274,808)	-	-
Class R6	(16)	(222)	(431)	(5,625)
Net increase (decrease) in share activity	(6,394,214)	$(85,441,537)	(6,296,792)	$(77,204,032)
NOTE 11—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
18	Invesco Active Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Active Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Active Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its
19	Invesco Active Allocation Fund

subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that the Fund underwent a change in investment process in 2020 and a change in portfolio management in 2023. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain segments of the equity market as well as to the alternatives and fixed income asset classes, negatively impacted Fund performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board considered that the implementation of the unique tactical allocation strategy employed by Invesco in managing the Fund represents services that are in addition to, rather than duplicative of, services provided by Invesco to the underlying affiliated funds in which the Fund invests.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the
Board based on its determination that the services are required for the operation of the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
20	Invesco Active Allocation Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
21	Invesco Active Allocation Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
22	Invesco Active Allocation Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSAA-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ■ C: CNSCX ■ Y: CNSDX ■ R5: CNSIX ■ R6: CNSFX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Approval of Investment Advisory and Sub-Advisory Contracts
19	Proxy Results
20	Other Information Required in Shareholder Reports

Schedule of Investments(a)
June 30, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–86.46%
Aerospace & Defense–0.37%
Axon Enterprise, Inc., Conv., 0.50%, 12/15/2027	$2,000,000	$2,754,149
Apparel Retail–0.35%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027(b)	2,005,000	2,625,548
Application Software–8.18%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	4,674,000	4,648,293
BILL Holdings, Inc., Conv., 0.00%, 12/01/2025(c)	5,600,000	5,188,400
BlackLine, Inc., Conv., 1.00%, 06/01/2029(b)	2,300,000	2,240,200
Box, Inc., Conv., 0.00%, 01/15/2026(c)	3,000,000	3,454,500
Confluent, Inc., Conv., 0.00%, 01/15/2027(c)	1,825,000	1,580,450
Datadog, Inc., Conv., 0.13%, 06/15/2025	2,500,000	3,631,250
Dropbox, Inc., Conv., 0.00%, 03/01/2028(c)	6,600,000	6,034,875
Envestnet, Inc., Conv., 2.63%, 12/01/2027	4,000,000	4,306,000
Five9, Inc., Conv., 1.00%, 03/15/2029(b)	2,100,000	1,874,131
HubSpot, Inc., Conv., 0.38%, 06/01/2025	1,250,000	2,605,625
MicroStrategy, Inc., Conv., 0.00%, 02/15/2027(c)	12,050,000	14,475,063
Nutanix, Inc., Conv., 0.25%, 10/01/2027	2,500,000	2,927,500
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	4,000,000	4,400,000
Unity Software, Inc., Conv., 0.00%, 11/15/2026(c)	2,000,000	1,733,000
Workiva, Inc., Conv., 1.25%, 08/15/2028(b)	3,000,000	2,667,000
		61,766,287
Automobile Manufacturers–3.50%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	8,000,000	8,108,000
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	4,000,000	4,169,885
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	10,200,000	9,929,700
Winnebago Industries, Inc., Conv., 3.25%, 01/15/2030(b)	4,500,000	4,201,875
		26,409,460
Biotechnology–6.01%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,270,000	3,531,600
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	6,300,000	6,038,348
Cytokinetics, Inc., Conv., 3.50%, 07/01/2027	1,000,000	1,306,960
Principal Amount		Value
Biotechnology–(continued)
Exact Sciences Corp., Conv., 2.00%, 03/01/2030(b)	$7,000,000	$6,209,000
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	3,000,000	3,342,270
Insmed, Inc., Conv., 0.75%, 06/01/2028	2,500,000	5,278,220
Ionis Pharmaceuticals, Inc., Conv., 1.75%, 06/15/2028	1,500,000	1,658,766
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	10,400,000	10,028,200
Natera, Inc., Conv., 2.25%, 05/01/2027	750,000	2,131,406
Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027	4,500,000	5,800,500
		45,325,270
Broadline Retail–1.15%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(b)(d)	1,900,000	1,838,725
Etsy, Inc., Conv., 0.13%, 10/01/2026	5,500,000	5,458,750
JD.com, Inc. (China), Conv., 0.25%, 06/01/2027(b)(d)	1,500,000	1,410,673
		8,708,148
Cable & Satellite–1.42%
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(b)(d)	11,115,000	10,688,713
Casinos & Gaming–0.55%
DraftKings Holdings, Inc., Conv., 0.00%, 03/15/2028(c)	5,000,000	4,167,500
Communications Equipment–0.96%
Lumentum Holdings, Inc., Conv., 1.50%, 12/15/2029	7,400,000	7,224,503
Construction & Engineering–0.49%
Fluor Corp., Conv., 1.13%, 08/15/2029(b)	3,250,000	3,718,812
Consumer Finance–0.85%
SoFi Technologies, Inc.,
Conv., 0.00%, 10/15/2026(b)(c)	2,000,000	1,738,000
1.25%, 03/15/2029(b)	5,000,000	4,670,000
		6,408,000
Diversified Financial Services–0.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 07/15/2025	5,000,000	5,039,619
Diversified Metals & Mining–0.28%
MP Materials Corp., Conv., 3.00%, 03/01/2030(b)	2,350,000	2,122,623
Electric Utilities–7.79%
Alliant Energy Corp., Conv., 3.88%, 03/15/2026	2,300,000	2,275,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Convertible Securities Fund

Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Corp., Conv., 4.13%, 04/15/2026	$10,400,000	$10,421,453
Evergy, Inc., Conv., 4.50%, 12/15/2027(b)	5,000,000	5,046,250
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	8,458,000	8,407,252
NextEra Energy Capital Holdings, Inc., Conv., 3.00%, 03/01/2027(b)	5,000,000	5,722,500
NRG Energy, Inc., Conv., 2.75%, 09/01/2025(d)	1,000,000	1,920,000
PG&E Corp., Conv., 4.25%, 12/01/2027(b)	8,000,000	8,078,000
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	4,500,000	4,321,125
Southern Co. (The),
Conv., 3.88%, 12/15/2025	8,300,000	8,488,443
4.50%, 06/15/2027(b)	4,000,000	4,074,000
		58,754,873
Electrical Components & Equipment–0.26%
Sunrun, Inc., Conv., 4.00%, 03/01/2030(b)	2,100,000	1,987,584
Electronic Components–0.50%
Vishay Intertechnology, Inc., Conv., 2.25%, 09/15/2030(b)	4,000,000	3,798,000
Electronic Equipment & Instruments–1.11%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028(b)	4,600,000	4,819,151
Itron, Inc., Conv., 1.38%, 07/15/2030(b)	3,600,000	3,571,200
		8,390,351
Environmental & Facilities Services–0.31%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028(b)	2,000,000	2,353,449
Financial Exchanges & Data–1.99%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030(b)	15,550,000	15,052,400
Food Distributors–0.15%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,114,361
Gas Utilities–0.48%
UGI Corp., Conv., 5.00%, 06/01/2028(b)	3,600,000	3,598,200
Health Care Equipment–3.81%
CONMED Corp., Conv., 2.25%, 06/15/2027	3,000,000	2,686,540
DexCom, Inc., Conv., 0.25%, 11/15/2025	9,000,000	9,033,750
Enovis Corp., Conv., 3.88%, 10/15/2028(b)	3,000,000	3,162,000
Insulet Corp., Conv., 0.38%, 09/01/2026	5,500,000	6,018,375
Integer Holdings Corp., Conv., 2.13%, 02/15/2028	2,000,000	2,865,000
iRhythm Technologies, Inc., Conv., 1.50%, 09/01/2029(b)	1,500,000	1,508,250
Principal Amount		Value
Health Care Equipment–(continued)
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028	$2,000,000	$3,514,784
		28,788,699
Health Care REITs–1.47%
Ventas Realty L.P., Conv., 3.75%, 06/01/2026	3,750,000	3,954,375
Welltower OP LLC, Conv., 2.75%, 05/15/2028(b)	6,000,000	7,143,043
		11,097,418
Health Care Supplies–1.25%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(b)	600,000	590,700
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027	3,770,000	4,702,625
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(b)	3,500,000	4,103,750
		9,397,075
Health Care Technology–0.24%
Evolent Health, Inc., Conv., 3.50%, 12/01/2029(b)	2,000,000	1,809,500
Heavy Electrical Equipment–0.23%
Bloom Energy Corp., Conv., 3.00%, 06/01/2028	1,750,000	1,701,410
Homebuilding–0.26%
Meritage Homes Corp., Conv., 1.75%, 05/15/2028(b)	2,000,000	1,996,000
Homefurnishing Retail–0.95%
Wayfair, Inc., Conv., 3.25%, 09/15/2027	6,250,000	7,195,006
Hotels, Resorts & Cruise Lines–4.35%
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	1,254,000	2,642,005
Carnival Corp., Conv., 5.75%, 12/01/2027	6,000,000	9,812,250
Expedia Group, Inc.,
6.25%, 05/01/2025(b)	5,000,000	5,008,761
Conv., 0.00%, 02/15/2026(c)	3,450,000	3,184,350
Marriott Vacations Worldwide Corp., Conv., 3.25%, 12/15/2027	5,000,000	4,575,000
Royal Caribbean Cruises Ltd., Conv., 6.00%, 08/15/2025	1,825,000	5,894,522
Trip.com Group Ltd. (China), Conv., 0.75%, 06/15/2027(b)(d)	1,750,000	1,711,676
		32,828,564
Household Products–0.18%
Spectrum Brands, Inc., Conv., 3.38%, 06/01/2029(b)	1,400,000	1,355,200
Industrial Machinery & Supplies & Components–0.28%
Middleby Corp. (The), Conv., 1.00%, 09/01/2025	2,000,000	2,134,666
Industrial REITs–0.75%
Rexford Industrial Realty L.P., Conv., 4.38%, 03/15/2027(b)	5,750,000	5,666,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Convertible Securities Fund

Principal Amount		Value
Integrated Oil & Gas–0.60%
Occidental Petroleum Corp., 5.88%, 09/01/2025	$4,500,000	$4,505,078
Interactive Media & Services–1.84%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	3,500,000	3,358,676
Snap, Inc.,
Conv., 0.00%, 05/01/2027(c)	11,000,000	9,165,156
0.50%, 05/01/2030(b)	1,300,000	1,345,500
		13,869,332
Internet Services & Infrastructure–3.01%
Akamai Technologies, Inc.,
Conv., 0.38%, 09/01/2027	12,600,000	12,237,239
1.13%, 02/15/2029(b)	3,425,000	3,255,324
DigitalOcean Holdings, Inc., Conv., 0.00%, 12/01/2026(c)	3,500,000	2,966,250
MongoDB, Inc., Conv., 0.25%, 01/15/2026	3,250,000	4,291,178
		22,749,991
Leisure Facilities–0.92%
NCL Corp. Ltd., Conv., 5.38%, 08/01/2025	5,700,000	6,944,025
Life Sciences Tools & Services–0.56%
Repligen Corp., Conv., 1.00%, 12/15/2028(b)	4,500,000	4,252,482
Mortgage REITs–0.27%
Starwood Property Trust, Inc., Conv., 6.75%, 07/15/2027	2,000,000	2,050,000
Movies & Entertainment–1.88%
Cinemark Holdings, Inc., Conv., 4.50%, 08/15/2025	1,000,000	1,585,675
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	4,000,000	4,262,648
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	7,500,000	8,309,413
		14,157,736
Multi-Utilities–1.79%
CenterPoint Energy, Inc., Conv., 4.25%, 08/15/2026(b)	5,500,000	5,541,975
CMS Energy Corp., Conv., 3.38%, 05/01/2028	2,500,000	2,458,750
WEC Energy Group, Inc., Conv., 4.38%, 06/01/2029(b)	5,500,000	5,478,000
		13,478,725
Oil & Gas Exploration & Production–0.28%
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	1,857,000	2,144,371
Oil & Gas Refining & Marketing–0.51%
Sunoco L.P., 7.00%, 05/01/2029(b)	3,750,000	3,845,974
Oil & Gas Storage & Transportation–0.39%
Energy Transfer L.P., 4.75%, 01/15/2026	3,000,000	2,965,150
Principal Amount		Value
Packaged Foods & Meats–1.27%
Freshpet, Inc., Conv., 3.00%, 04/01/2028	$1,500,000	$2,975,458
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	6,000,000	6,609,000
		9,584,458
Passenger Airlines–2.60%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	7,500,000	7,775,250
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	2,666,667	2,645,429
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	3,000,000	2,646,425
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	6,500,000	6,530,875
		19,597,979
Passenger Ground Transportation–2.92%
Lyft, Inc., Conv., 0.63%, 03/01/2029(b)	3,250,000	3,229,954
Uber Technologies, Inc.,
Conv., 0.00%, 12/15/2025(c)	8,000,000	8,596,000
8.00%, 11/01/2026(b)	4,500,000	4,544,001
Series 2028, Conv., 0.88%, 12/01/2028(b)	4,750,000	5,659,625
		22,029,580
Pharmaceuticals–0.42%
Amphastar Pharmaceuticals, Inc., Conv., 2.00%, 03/15/2029(b)	3,320,000	3,183,180
Real Estate Services–0.97%
Zillow Group, Inc., Conv., 1.38%, 09/01/2026	6,000,000	7,293,669
Renewable Electricity–0.48%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	4,000,000	3,627,000
Research & Consulting Services–0.57%
Parsons Corp., Conv., 2.63%, 03/01/2029(b)	4,000,000	4,290,000
Restaurants–0.60%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	4,998,000	4,534,522
Semiconductor Materials & Equipment–0.33%
MKS Instruments, Inc., Conv., 1.25%, 06/01/2030(b)	2,300,000	2,460,280
Semiconductors–2.79%
Impinj, Inc., Conv., 1.13%, 05/15/2027	1,000,000	1,551,823
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026	2,000,000	2,827,502
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(b)(d)	1,900,000	1,923,180
ON Semiconductor Corp., Conv., 0.50%, 03/01/2029	11,640,000	11,194,770
Wolfspeed, Inc., Conv., 1.75%, 05/01/2026	4,000,000	3,570,000
		21,067,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Convertible Securities Fund

	Principal Amount	Value
Steel–0.55%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	$4,000,000	$4,126,327
Systems Software–2.48%
CyberArk Software Ltd., Conv., 0.00%, 11/15/2024(c)	1,000,000	1,742,000
Oracle Corp., 5.80%, 11/10/2025	4,500,000	4,523,058
Palo Alto Networks, Inc., Conv., 0.38%, 06/01/2025	1,175,000	4,009,333
Progress Software Corp., Conv., 3.50%, 03/01/2030(b)	3,000,000	3,064,750
Zscaler, Inc., Conv., 0.13%, 07/01/2025	4,000,000	5,389,795
		18,728,936
Technology Hardware, Storage & Peripherals–2.98%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028(b)	7,000,000	9,586,500
Super Micro Computer, Inc., Conv., 0.00%, 03/01/2029(b)(c)	4,900,000	4,920,324
Western Digital Corp., Conv., 3.00%, 11/15/2028(b)	5,000,000	7,972,500
		22,479,324
Transaction & Payment Processing Services–3.34%
Affirm Holdings, Inc., Conv., 0.00%, 11/15/2026(c)	7,000,000	5,845,000
Block, Inc., Conv., 0.00%, 05/01/2026(c)	9,000,000	8,089,200
Global Payments, Inc., Conv., 1.50%, 03/01/2031(b)	7,500,000	6,903,750
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	3,800,000	4,388,159
		25,226,109
Water Utilities–0.97%
American Water Capital Corp., Conv., 3.63%, 06/15/2026(b)	7,400,000	7,287,150
Total U.S. Dollar Denominated Bonds & Notes (Cost $628,155,840)		652,456,666
Shares		Value
Preferred Stocks–8.95%
Diversified Banks–5.72%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	17,800	$21,291,648
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,400	21,877,048
		43,168,696
Diversified Financial Services–0.96%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	110,800	7,269,588
Electric Utilities–0.84%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	128,000	6,334,720
Industrial Machinery & Supplies & Components–0.55%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	73,000	4,149,320
Specialty Chemicals–0.88%
Albemarle Corp., 7.25%, Conv. Pfd.	142,800	6,663,048
Total Preferred Stocks (Cost $63,911,595)		67,585,372
Money Market Funds–3.76%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)	9,933,737	9,933,737
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(e)(f)	7,087,973	7,090,099
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)(f)	11,352,843	11,352,843
Total Money Market Funds (Cost $28,376,679)		28,376,679

Options Purchased–0.49%
(Cost $3,919,493)(g)		3,674,250
TOTAL INVESTMENTS IN SECURITIES–99.66% (Cost $724,363,607)		752,092,967
OTHER ASSETS LESS LIABILITIES—0.34%		2,555,574
NET ASSETS–100.00%		$754,648,541
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Convertible Securities Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $236,537,093, which represented 31.34% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,570,371	$66,811,852	$(59,448,486)	$-	$-	$9,933,737	$367,429
Invesco Liquid Assets Portfolio, Institutional Class	1,835,979	47,722,751	(42,463,204)	-	(5,427)	7,090,099	319,356
Invesco Treasury Portfolio, Institutional Class	2,937,567	76,356,402	(67,941,126)	-	-	11,352,843	418,887
Total	$7,343,917	$190,891,005	$(169,852,816)	$-	$(5,427)	$28,376,679	$1,105,672

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(g)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Booking Holdings Inc.	Call	10/18/2024	15	USD	4,050.00	USD	6,075,000	$301,425
Energy Select Sector SPDR Fund	Call	12/20/2024	1,100	USD	93.00	USD	10,230,000	572,000
Palo Alto Networks, Inc.	Call	01/17/2025	240	USD	320.00	USD	7,680,000	1,261,800
Royal Caribbean Cruises Ltd.	Call	10/18/2024	600	USD	165.00	USD	9,900,000	628,500
Total Open Exchange-Traded Equity Options Purchased								$2,763,725

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	11/15/2024	55	USD	5,580.00	USD	30,690,000	$910,525

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
SPDR	—Standard & Poor’s Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Convertible Securities Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $695,986,928)	$723,716,288
Investments in affiliated money market funds, at value (Cost $28,376,679)	28,376,679
Receivable for:
Fund shares sold	163,337
Dividends	130,961
Interest	3,167,443
Investment for trustee deferred compensation and retirement plans	97,090
Other assets	54,866
Total assets	755,706,664
Liabilities:
Payable for:
Dividends	545,295
Accrued fees to affiliates	354,407
Accrued other operating expenses	16,516
Trustee deferred compensation and retirement plans	141,905
Total liabilities	1,058,123
Net assets applicable to shares outstanding	$754,648,541
Net assets consist of:
Shares of beneficial interest	$723,309,483
Distributable earnings	31,339,058
$754,648,541
Net Assets:
Class A	$431,782,315
Class C	$13,703,117
Class Y	$269,912,218
Class R5	$687,690
Class R6	$38,563,201
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	19,149,742
Class C	612,928
Class Y	11,947,463
Class R5	30,504
Class R6	1,709,816
Class A:
Net asset value per share	$22.55
Maximum offering price per share (Net asset value of $22.55 ÷ 94.50%)	$23.86
Class C:
Net asset value and offering price per share	$22.36
Class Y:
Net asset value and offering price per share	$22.59
Class R5:
Net asset value and offering price per share	$22.54
Class R6:
Net asset value and offering price per share	$22.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Convertible Securities Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest	$7,294,383
Dividends	1,706,850
Dividends from affiliated money market funds	1,105,672
Total investment income	10,106,905
Expenses:
Advisory fees	2,023,800
Administrative services fees	62,855
Custodian fees	4,043
Distribution fees:
Class A	550,199
Class C	73,788
Transfer agent fees — A, C and Y	512,303
Transfer agent fees — R5	336
Transfer agent fees — R6	6,209
Trustees’ and officers’ fees and benefits	14,724
Registration and filing fees	38,798
Reports to shareholders	118,669
Professional services fees	33,335
Other	8,950
Total expenses	3,448,009
Less: Fees waived and/or expense offset arrangement(s)	(32,196)
Net expenses	3,415,813
Net investment income	6,691,092
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	24,223,044
Affiliated investment securities	(5,427)
24,217,617
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(20,179,747)
Net realized and unrealized gain	4,037,870
Net increase in net assets resulting from operations	$10,728,962
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Convertible Securities Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$6,691,092	$13,079,120
Net realized gain (loss)	24,217,617	(22,185,008)
Change in net unrealized appreciation (depreciation)	(20,179,747)	82,950,633
Net increase in net assets resulting from operations	10,728,962	73,844,745
Distributions to shareholders from distributable earnings:
Class A	(4,507,805)	(5,945,621)
Class C	(95,670)	(96,475)
Class Y	(3,186,771)	(4,870,385)
Class R5	(8,065)	(10,866)
Class R6	(471,428)	(2,635,818)
Total distributions from distributable earnings	(8,269,739)	(13,559,165)
Share transactions–net:
Class A	(30,248,460)	(60,939,626)
Class C	(2,592,249)	(6,718,352)
Class Y	(38,015,853)	(58,248,014)
Class R5	(37,379)	127,539
Class R6	(8,954,344)	(120,904,491)
Net increase (decrease) in net assets resulting from share transactions	(79,848,285)	(246,682,944)
Net increase (decrease) in net assets	(77,389,062)	(186,397,364)
Net assets:
Beginning of period	832,037,603	1,018,434,967
End of period	$754,648,541	$832,037,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Convertible Securities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/24	$22.46	$0.18	$0.14	$0.32	$(0.23)	$—	$(0.23)	$22.55	1.43%	$431,782	0.97%(d)	0.98%(d)	1.62%(d)	58%
Year ended 12/31/23	21.09	0.26	1.38	1.64	(0.27)	—	(0.27)	22.46	7.87	460,621	0.93	0.94	1.21	65
Year ended 12/31/22	25.93	0.20	(4.26)	(4.06)	(0.19)	(0.59)	(0.78)	21.09	(15.72)	492,448	0.93	0.93	0.86	45
Year ended 12/31/21	31.91	0.14	1.17	1.31	(0.23)	(7.06)	(7.29)	25.93	4.68	666,916	0.88	0.88	0.43	61
Year ended 12/31/20	24.64	0.23	10.47	10.70	(0.37)	(3.06)	(3.43)	31.91	44.35	675,347	0.91	0.91	0.84	65
Year ended 12/31/19	21.42	0.28	4.28	4.56	(0.36)	(0.98)	(1.34)	24.64	21.42(e)	473,599	0.90(e)	0.90(e)	1.13(e)	57
Class C
Six months ended 06/30/24	22.28	0.10	0.13	0.23	(0.15)	—	(0.15)	22.36	1.03	13,703	1.72(d)	1.73(d)	0.87(d)	58
Year ended 12/31/23	20.91	0.10	1.38	1.48	(0.11)	—	(0.11)	22.28	7.12(f)	16,263	1.66(f)	1.67(f)	0.48(f)	65
Year ended 12/31/22	25.72	0.03	(4.22)	(4.19)	(0.03)	(0.59)	(0.62)	20.91	(16.35)(f)	21,915	1.66(f)	1.66(f)	0.13(f)	45
Year ended 12/31/21	31.73	(0.09)	1.16	1.07	(0.02)	(7.06)	(7.08)	25.72	3.94(g)	44,798	1.60(g)	1.60(g)	(0.29)(g)	61
Year ended 12/31/20	24.51	0.03	10.41	10.44	(0.16)	(3.06)	(3.22)	31.73	43.25	61,221	1.66	1.66	0.09	65
Year ended 12/31/19	21.31	0.10	4.26	4.36	(0.18)	(0.98)	(1.16)	24.51	20.54(e)	65,607	1.63(e)	1.63(e)	0.40(e)	57
Class Y
Six months ended 06/30/24	22.51	0.21	0.13	0.34	(0.26)	—	(0.26)	22.59	1.51	269,912	0.72(d)	0.73(d)	1.87(d)	58
Year ended 12/31/23	21.13	0.31	1.40	1.71	(0.33)	—	(0.33)	22.51	8.17	307,044	0.68	0.69	1.46	65
Year ended 12/31/22	25.98	0.26	(4.27)	(4.01)	(0.25)	(0.59)	(0.84)	21.13	(15.51)	345,453	0.68	0.68	1.11	45
Year ended 12/31/21	31.96	0.22	1.17	1.39	(0.31)	(7.06)	(7.37)	25.98	4.93	562,488	0.63	0.63	0.68	61
Year ended 12/31/20	24.68	0.30	10.48	10.78	(0.44)	(3.06)	(3.50)	31.96	44.69	647,484	0.66	0.66	1.09	65
Year ended 12/31/19	21.44	0.33	4.30	4.63	(0.41)	(0.98)	(1.39)	24.68	21.73	582,112	0.67	0.67	1.36	57
Class R5
Six months ended 06/30/24	22.46	0.21	0.13	0.34	(0.26)	—	(0.26)	22.54	1.54	688	0.68(d)	0.69(d)	1.91(d)	58
Year ended 12/31/23	21.08	0.32	1.39	1.71	(0.33)	—	(0.33)	22.46	8.22	724	0.65	0.66	1.49	65
Year ended 12/31/22	25.93	0.26	(4.26)	(4.00)	(0.26)	(0.59)	(0.85)	21.08	(15.51)	556	0.64	0.64	1.15	45
Year ended 12/31/21	31.91	0.23	1.17	1.40	(0.32)	(7.06)	(7.38)	25.93	4.96	688	0.60	0.60	0.71	61
Year ended 12/31/20	24.65	0.31	10.46	10.77	(0.45)	(3.06)	(3.51)	31.91	44.70	1,773	0.64	0.64	1.11	65
Year ended 12/31/19	21.43	0.34	4.29	4.63	(0.43)	(0.98)	(1.41)	24.65	21.74	1,334	0.64	0.64	1.39	57
Class R6
Six months ended 06/30/24	22.47	0.22	0.13	0.35	(0.27)	—	(0.27)	22.55	1.57	38,563	0.61(d)	0.62(d)	1.98(d)	58
Year ended 12/31/23	21.09	0.33	1.40	1.73	(0.35)	—	(0.35)	22.47	8.29	47,385	0.58	0.59	1.56	65
Year ended 12/31/22	25.94	0.27	(4.26)	(3.99)	(0.27)	(0.59)	(0.86)	21.09	(15.45)	158,063	0.57	0.57	1.22	45
Year ended 12/31/21	31.92	0.25	1.17	1.42	(0.34)	(7.06)	(7.40)	25.94	5.06	51,316	0.52	0.52	0.79	61
Year ended 12/31/20	24.65	0.33	10.47	10.80	(0.47)	(3.06)	(3.53)	31.92	44.86	55,585	0.56	0.56	1.19	65
Year ended 12/31/19	21.43	0.36	4.29	4.65	(0.45)	(0.98)	(1.43)	24.65	21.82	42,492	0.56	0.56	1.47	57

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.96% for Class A and Class C shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% for the years ended December 31, 2023 and 2022, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Convertible Securities Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11	Invesco Convertible Securities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
12	Invesco Convertible Securities Fund

Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $750 million	0.520%
Next $250 million	0.470%
Next $500 million	0.420%
Next $500 million	0.395%
Next $1 billion	0.370%
Over $3 billion	0.345%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.52%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $25,802.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $18,458 in front-end sales commissions from the sale of Class A shares and $1,977 and $263 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
13	Invesco Convertible Securities Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$652,456,666	$—	$652,456,666
Preferred Stocks	67,585,372	—	—	67,585,372
Money Market Funds	28,376,679	—	—	28,376,679
Options Purchased	3,674,250	—	—	3,674,250
Total Investments	$99,636,301	$652,456,666	$—	$752,092,967
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value — Exchange-Traded(a)	$3,674,250
Derivatives not subject to master netting agreements	(3,674,250)
Total Derivative Assets subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$2,817,409
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(245,243)
Total	$2,572,166

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased
Average notional value	$33,449,833	$22,444,167
Average contracts	2,149	41
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,394.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be
14	Invesco Convertible Securities Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$7,454,884	$21,618,146	$29,073,030
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $428,571,572 and $528,718,257, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$45,122,491
Aggregate unrealized (depreciation) of investments	(19,792,782)
Net unrealized appreciation of investments	$25,329,709
Cost of investments for tax purposes is $726,763,258.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	308,766	$6,907,971	878,866	$18,829,325
Class C	15,991	353,983	73,648	1,568,731
Class Y	779,406	17,452,834	1,891,020	40,523,602
Class R5	3,585	80,116	11,624	249,699
Class R6	77,366	1,732,809	634,070	13,498,817
Issued as reinvestment of dividends:
Class A	166,914	3,780,302	236,714	5,064,803
Class C	3,726	83,670	4,014	85,161
Class Y	101,405	2,300,728	164,425	3,522,158
Class R5	286	6,484	410	8,759
Class R6	19,073	431,955	115,483	2,470,391
Automatic conversion of Class C shares to Class A shares:
Class A	68,514	1,530,585	128,106	2,722,755
Class C	(69,156)	(1,530,585)	(129,298)	(2,722,755)
15	Invesco Convertible Securities Fund

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,898,450)	$(42,467,318)	(4,092,895)	$(87,556,509)
Class C	(67,603)	(1,499,317)	(266,478)	(5,649,489)
Class Y	(2,574,652)	(57,769,415)	(4,764,433)	(102,293,774)
Class R5	(5,610)	(123,979)	(6,161)	(130,919)
Class R6	(495,304)	(11,119,108)	(6,133,933)	(136,873,699)
Net increase (decrease) in share activity	(3,565,743)	$(79,848,285)	(11,254,818)	$(246,682,944)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 11—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
16	Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Convertible Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against ICE BofA U.S. Convertible Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects
17	Invesco Convertible Securities Fund

a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18	Invesco Convertible Securities Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
19	Invesco Convertible Securities Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20	Invesco Convertible Securities Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	MS-CSEC-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Income Advantage International Fund
Nasdaq:
A: GTNDX ■ C: GNDCX ■ R: GTNRX ■ Y: GTNYX ■ R5: GNDIX ■ R6:GNDSX

2	Schedule of Investments
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
28	Approval of Investment Advisory and Sub-Advisory Contracts
31	Proxy Results
32	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–66.86%
Australia–2.45%
AGL Energy Ltd.	329	$2,371
ALS Ltd.	1,251	11,651
Alumina Ltd.(a)	1,236	1,384
Ampol Ltd.	117	2,516
ANZ Group Holdings Ltd.	748	14,053
APA Group	2,246	11,939
Aristocrat Leisure Ltd.	874	28,943
Aurizon Holdings Ltd.	4,030	9,790
BHP Group Ltd.	5,518	157,715
BlueScope Steel Ltd.	1,969	26,728
Brambles Ltd.	3,429	33,090
Cochlear Ltd.	78	17,218
Coles Group Ltd.	1,573	17,820
Commonwealth Bank of Australia	487	41,254
Computershare Ltd.	656	11,473
CSL Ltd.	534	104,716
Dexus	520	2,243
Endeavour Group Ltd.	2,689	9,017
Evolution Mining Ltd.	960	2,245
Fortescue Ltd.	3,037	43,236
Glencore PLC	18,698	106,397
Goodman Group	2,210	50,984
GPT Group (The)	936	2,496
Harvey Norman Holdings Ltd.	380	1,052
Incitec Pivot Ltd.	953	1,838
James Hardie Industries PLC, CDI(a)	834	26,102
Lottery Corp. Ltd. (The)	6,395	21,554
Macquarie Group Ltd.	28	3,810
Mineral Resources Ltd.	285	10,196
Mirvac Group	1,929	2,400
National Australia Bank Ltd.	633	15,265
Northern Star Resources Ltd.	1,417	12,305
Orica Ltd.	224	2,660
Origin Energy Ltd.	841	6,085
Pilbara Minerals Ltd.	8,710	17,723
Qantas Airways Ltd.(a)	2,526	9,831
Ramsay Health Care Ltd.	110	3,473
REA Group Ltd.	25	3,264
Reece Ltd.	141	2,355
Rio Tinto Ltd.	1,223	96,876
Rio Tinto PLC	2,538	166,539
Santos Ltd.	1,594	8,087
Scentre Group	16,679	34,571
SEEK Ltd.	159	2,257
Sonic Healthcare Ltd.	1,134	19,804
South32 Ltd.	13,507	32,769
Stockland	4,705	13,032
Telstra Group Ltd.	14,339	34,617
TPG Telecom Ltd.	222	675
Transurban Group	3,456	28,504
Treasury Wine Estates Ltd.	398	3,293
Vicinity Ltd.	1,774	2,181
Washington H Soul Pattinson & Co. Ltd.	27	589
Shares		Value
Australia–(continued)
Wesfarmers Ltd.	1,642	$71,101
Westpac Banking Corp.	636	11,516
WiseTech Global Ltd.	85	5,651
Woodside Energy Group Ltd.	1,464	27,569
Woolworths Group Ltd.	2,231	50,090
		1,458,913
Austria–0.16%
ANDRITZ AG	36	2,225
Erste Group Bank AG	716	33,892
Mondi PLC	216	4,140
OMV AG	298	12,953
Raiffeisen Bank International AG	702	12,128
Verbund AG	289	22,866
Vienna Insurance Group AG Wiener Versicherung Gruppe	19	620
voestalpine AG	65	1,757
Wienerberger AG	55	1,823
		92,404
Belgium–0.29%
Ageas S.A./N.V.	223	10,175
Anheuser-Busch InBev S.A./N.V.	1,393	80,872
Colruyt Group N.V	21	1,002
D’Ieteren Group	10	2,118
Elia Group S.A./N.V.	14	1,308
Groupe Bruxelles Lambert N.V.	199	14,169
KBC Group N.V.	294	20,716
Sofina S.A.	8	1,820
Solvay S.A., Class A	240	8,463
Syensqo S.A.	110	9,818
UCB S.A.	141	20,937
Umicore S.A.	99	1,490
		172,888
Brazil–0.95%
B3 S.A. - Brasil, Bolsa, Balcao	9,812	17,974
Banco Bradesco S.A., Preference Shares	4,477	9,915
Banco do Brasil S.A.	5,200	24,846
Caixa Seguridade Participacoes S.A.	2,265	5,798
Cia Energetica de Minas Gerais, Preference Shares	7,077	12,521
Gerdau S.A., Preference Shares	2,536	8,338
Itausa S.A., Preference Shares	3,510	6,166
Metalurgica Gerdau S.A., Preference Shares	3,727	7,100
Pagseguro Digital Ltd., Class A(a)	561	6,558
Petroleo Brasileiro S.A., Preference Shares	39,054	265,828
Vale S.A.	15,263	169,883
Vibra Energia S.A.	1,903	7,115
WEG S.A.	2,193	16,551
Yara International ASA	342	9,856
		568,449
Burkina Faso–0.00%
Endeavour Mining PLC	88	1,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Income Advantage International Fund

Shares		Value
Canada–6.16%
Agnico Eagle Mines Ltd.	555	$36,301
Algonquin Power & Utilities Corp.	338	1,986
Alimentation Couche-Tard, Inc.	1,258	70,594
AltaGas Ltd.	137	3,095
ARC Resources Ltd.	293	5,228
ATCO Ltd., Class I	902	25,694
AtkinsRealis Group, Inc.	86	3,723
Bank of Montreal	919	77,138
Bank of Nova Scotia (The)	2,619	119,803
Barrick Gold Corp.	5,361	89,425
BCE, Inc.	1,537	49,782
Brookfield Asset Management Ltd., Class A	582	22,156
Brookfield Corp.	3,747	155,845
CAE, Inc.(a)	739	13,726
Cameco Corp.	240	11,808
Canadian Imperial Bank of Commerce	1,973	93,815
Canadian National Railway Co.	1,515	179,025
Canadian Natural Resources Ltd.	2,114	75,301
Canadian Pacific Kansas City Ltd.	1,114	87,733
Canadian Tire Corp. Ltd., Class A	157	15,578
Canadian Utilities Ltd., Class A	65	1,404
CCL Industries, Inc., Class B	333	17,511
Cenovus Energy, Inc.	2,673	52,540
CGI, Inc., Class A(a)	431	43,020
Constellation Software, Inc.	49	141,188
Dollarama, Inc.	1,043	95,231
Emera, Inc.	572	19,087
Enbridge, Inc.	3,042	108,223
Fairfax Financial Holdings Ltd.	64	72,808
Finning International, Inc.	335	9,822
Fortis, Inc.	1,138	44,229
Franco-Nevada Corp.	153	18,140
George Weston Ltd.	279	40,133
Gildan Activewear, Inc.	689	26,134
Great-West Lifeco, Inc.	134	3,909
Hydro One Ltd.(b)	1,173	34,168
IGM Financial, Inc.	43	1,187
Imperial Oil Ltd.	402	27,410
Intact Financial Corp.	492	82,001
Ivanhoe Mines Ltd., Class A(a)	967	12,476
Keyera Corp.	541	14,984
Kinross Gold Corp.	4,559	37,957
Loblaw Cos. Ltd.	222	25,753
Lumine Group, Inc.(a)(b)	497	13,416
Magna International, Inc.	667	27,956
Manulife Financial Corp.	5,658	150,668
Metro, Inc.	743	41,162
National Bank of Canada	464	36,803
Nutrien Ltd.	2,093	106,559
Onex Corp.	205	13,939
Open Text Corp.	936	28,106
Pembina Pipeline Corp.	811	30,091
Power Corp. of Canada	1,471	40,881
Quebecor, Inc., Class B	400	8,441
RB Global, Inc.	230	17,542
Restaurant Brands International, Inc.	332	23,395
RioCan REIT	159	1,954
Rogers Communications, Inc., Class B	485	17,939
Shares		Value
Canada–(continued)
Royal Bank of Canada	2,096	$223,152
Saputo, Inc.	119	2,672
Shopify, Inc., Class A(a)	2,160	142,747
Sun Life Financial, Inc.	959	47,023
Suncor Energy, Inc.	6,524	248,695
TC Energy Corp.	981	37,188
Teck Resources Ltd., Class B	479	22,955
TELUS Corp.	2,069	31,321
TFI International, Inc.	391	56,773
Thomson Reuters Corp.	206	34,725
Toronto-Dominion Bank (The)	2,127	116,919
Tourmaline Oil Corp.	169	7,665
West Fraser Timber Co. Ltd.	227	17,434
Wheaton Precious Metals Corp.	449	23,542
WSP Global, Inc.	159	24,759
		3,663,493
Chile–0.06%
Antofagasta PLC	479	12,730
Lundin Mining Corp.	1,941	21,608
		34,338
China–3.23%
Agricultural Bank of China Ltd., H Shares	19,777	8,441
Alibaba Group Holding Ltd.	17,544	158,121
Anhui Conch Cement Co. Ltd., H Shares	2,622	6,237
Autohome, Inc., ADR	274	7,521
Baidu, Inc., A Shares(a)	4,720	51,099
Bank of China Ltd., H Shares	320,842	158,113
Bank of Communications Co. Ltd., H Shares	42,791	33,543
BOC Hong Kong (Holdings) Ltd.	1,996	6,159
Brilliance China Automotive Holdings Ltd.	21,266	22,301
BYD Co. Ltd., H Shares	1,458	43,301
China CITIC Bank Corp. Ltd., H Shares	28,394	18,192
China Coal Energy Co. Ltd., H Shares	7,183	8,390
China Construction Bank Corp., H Shares	279,576	206,669
China Hongqiao Group Ltd.	18,219	27,494
China Mengniu Dairy Co. Ltd.	4,354	7,792
China Merchants Bank Co. Ltd., H Shares	2,826	12,842
China Minsheng Banking Corp. Ltd., H Shares	18,706	6,464
China National Building Material Co. Ltd., H Shares	17,555	6,271
China Overseas Land & Investment Ltd.	5,124	8,869
China Petroleum & Chemical Corp., H Shares	40,078	25,919
China Shenhua Energy Co. Ltd., H Shares	1,927	8,882
China Tower Corp. Ltd., H Shares(b)	140,710	18,187
CITIC Ltd.	12,030	10,933
COSCO SHIPPING Holdings Co. Ltd., H Shares	5,137	8,966
ESR Group Ltd.(b)	1,254	1,649
Industrial & Commercial Bank of China Ltd., H Shares	215,648	128,177
JD.com, Inc., A Shares	3,564	46,287
JOYY, Inc., ADR	199	5,988
KE Holdings, Inc., ADR	1,317	18,636
Kunlun Energy Co. Ltd.	9,139	9,456
Li Auto, Inc., A Shares(a)	1,709	15,305
NetEase, Inc.	1,495	28,548
New Oriental Education & Technology Group, Inc.(a)	2,962	22,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Income Advantage International Fund

Shares		Value
China–(continued)
Nongfu Spring Co. Ltd., H Shares(b)	2,068	$9,823
NXP Semiconductors N.V.	215	57,854
PDD Holdings, Inc., ADR(a)	846	112,476
PetroChina Co. Ltd., H Shares	32,083	32,396
Ping An Insurance (Group) Co. of China Ltd., H Shares	6,568	29,757
Postal Savings Bank of China Co. Ltd., H Shares(b)	13,983	8,187
Prosus N.V.	2,894	102,906
Sino Biopharmaceutical Ltd.	27,886	9,537
Sinopharm Group Co. Ltd., H Shares	8,520	22,659
Smoore International Holdings Ltd.(b)	974	1,179
TAL Education Group, ADR(a)	1,097	11,705
Tencent Holdings Ltd.	5,134	243,559
Tencent Music Entertainment Group, ADR	1,838	25,824
Topsports International Holdings Ltd.(b)	1,181	627
Trip.com Group Ltd.(a)	233	11,027
Vipshop Holdings Ltd., ADR	1,725	22,459
Weichai Power Co. Ltd., H Shares	3,966	7,551
Wharf (Holdings) Ltd. (The)	507	1,425
Wilmar International Ltd.	6,858	15,638
Xinyi Glass Holdings Ltd.	819	897
Yum China Holdings, Inc.	527	16,253
Zhejiang Expressway Co. Ltd., H Shares	10,931	7,356
Zijin Mining Group Co. Ltd., H Shares	3,750	7,901
ZTO Express (Cayman), Inc., ADR	704	14,608
		1,921,122
Colombia–0.01%
Bancolombia S.A., Preference Shares	842	6,913
Czech Republic–0.03%
CEZ A.S.	519	19,503
Denmark–2.45%
A.P. Moller - Maersk A/S, Class B	54	93,655
Ambu A/S, Class B(a)	91	1,752
Ascendis Pharma A/S, ADR(a)	28	3,819
Carlsberg A/S, Class B	51	6,123
Coloplast A/S, Class B	163	19,595
Danske Bank A/S	705	21,027
Demant A/S(a)	410	17,757
DSV A/S	43	6,600
Genmab A/S(a)	86	21,551
GN Store Nord A/S(a)	64	1,783
H. Lundbeck A/S	163	911
ISS A/S	91	1,562
Jyske Bank A/S	136	10,834
Novo Nordisk A/S, Class B	8,010	1,146,109
Novozymes A/S, Class B	436	26,637
Orsted A/S(a)(b)	93	4,940
Pandora A/S	290	43,649
ROCKWOOL A/S, Class B	6	2,432
Tryg A/S	518	11,318
Vestas Wind Systems A/S(a)	814	18,875
		1,460,929
Egypt–0.02%
Commercial International Bank Egypt S.A.E.	5,954	9,592
Shares		Value
Finland–0.43%
Elisa OYJ	231	$10,576
Fortum OYJ	212	3,104
Kesko OYJ, Class B	190	3,342
Kone OYJ, Class B	304	15,073
Metso OYJ	342	3,635
Neste OYJ	207	3,694
Nokia OYJ	4,841	18,425
Nordea Bank Abp	7,532	89,789
Orion OYJ, Class B	68	2,900
Sampo OYJ	786	33,896
Stora Enso OYJ, Class R	876	11,962
UPM-Kymmene OYJ	675	23,708
Wartsila OYJ Abp	1,756	34,042
		254,146
France–4.40%
Accor S.A.	111	4,542
Aeroports de Paris S.A.	16	1,949
Air Liquide S.A.	839	144,801
Airbus SE	740	101,563
Alstom S.A.	190	3,204
Amundi S.A.(b)	31	2,005
Arkema S.A.	128	11,154
AXA S.A.	3,200	104,868
Ayvens S.A.(b)	121	705
bioMerieux	20	1,902
BNP Paribas S.A.	2,606	166,659
Bollore SE	343	2,014
Bouygues S.A.	901	28,962
Bureau Veritas S.A.	408	11,338
Capgemini SE	252	50,057
Carrefour S.A.	3,683	52,189
Cie de Saint-Gobain S.A.	404	31,421
Cie Generale des Etablissements Michelin S.C.A.	1,881	72,703
Covivio S.A.	427	20,418
Credit Agricole S.A.	2,542	34,710
Danone S.A.	905	55,431
Dassault Aviation S.A.	9	1,630
Dassault Systemes SE	330	12,408
Edenred SE	122	5,174
Eiffage S.A.	519	47,699
Engie S.A.	4,716	67,535
EssilorLuxottica S.A.	422	90,681
Eurazeo SE	20	1,595
Forvia SE	71	847
Gecina S.A.	36	3,323
Getlink SE	168	2,782
Hermes International S.C.A.	25	57,741
Imerys S.A.	18	649
Ipsen S.A.	100	12,286
JCDecaux SE(a)	32	629
Kering S.A.	95	34,556
Klepierre S.A.	455	12,148
La Francaise des Jeux SAEM(b)	59	2,010
Legrand S.A.	407	40,397
L’Oreal S.A.	198	87,153
LVMH Moet Hennessy Louis Vuitton SE	213	163,539
Orange S.A.	8,525	85,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Income Advantage International Fund

Shares		Value
France–(continued)
Pernod Ricard S.A.	185	$25,241
Publicis Groupe S.A.	345	36,646
Remy Cointreau S.A.	11	924
Renault S.A.	99	5,077
Rexel S.A.	792	20,488
Rubis S.C.A.	41	1,155
Safran S.A.	536	112,967
Sartorius Stedim Biotech	13	2,148
Schneider Electric SE	596	142,888
SCOR SE	80	2,028
SEB S.A.	13	1,334
Societe BIC S.A.	12	707
Societe Generale S.A.	1,247	29,318
Sodexo S.A.	41	3,693
Teleperformance SE	145	15,319
Thales S.A.	121	19,356
TotalEnergies SE	4,624	309,594
Unibail-Rodamco-Westfield SE	342	27,027
Valeo SE	106	1,134
Veolia Environnement S.A.	359	10,753
Vinci S.A.	1,879	198,055
Vivendi SE	1,555	16,252
Wendel SE	13	1,149
Worldline S.A.(a)(b)	105	1,144
		2,617,284
Germany–4.82%
adidas AG	303	72,346
Allianz SE	789	219,130
BASF SE	1,773	85,711
Bayer AG	1,093	30,810
Bayerische Motoren Werke AG	939	88,821
Bechtle AG	40	1,882
Beiersdorf AG	223	32,640
Brenntag SE	288	19,428
Carl Zeiss Meditec AG, BR	19	1,336
Commerzbank AG	1,815	27,530
Continental AG	234	13,253
Covestro AG(a)(b)	93	5,451
Daimler Truck Holding AG	501	19,981
Deutsche Bank AG	4,951	79,130
Deutsche Boerse AG	271	55,391
Deutsche Lufthansa AG	1,765	10,826
Deutsche Post AG	1,825	74,108
Deutsche Telekom AG	19,204	482,702
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	43	3,199
DWS Group GmbH & Co. KGaA(b)	22	779
E.ON SE	10,688	140,469
Evonik Industries AG	226	4,611
Fraport AG Frankfurt Airport Services Worldwide(a)	19	983
Fresenius Medical Care AG	603	23,045
Fresenius SE & Co. KGaA	1,458	43,557
FUCHS SE, Preference Shares	38	1,737
GEA Group AG	79	3,284
Hannover Rueck SE	94	23,795
Heidelberg Materials AG	580	59,957
Henkel AG & Co. KGaA, Preference Shares	482	42,916
Shares		Value
Germany–(continued)
HOCHTIEF AG	8	$911
HUGO BOSS AG	28	1,259
Infineon Technologies AG	664	24,369
KION Group AG	172	7,185
Knorr-Bremse AG	245	18,727
LEG Immobilien SE	36	2,941
Mercedes-Benz Group AG	2,494	172,613
Merck KGaA	527	87,153
MTU Aero Engines AG	26	6,629
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	186	92,992
Nemetschek SE	28	2,734
Porsche Automobil Holding SE, Preference Shares	532	24,010
Puma SE	48	2,205
Rational AG	3	2,487
Rheinmetall AG	126	64,212
RWE AG	1,572	53,928
SAP SE	1,538	308,947
Sartorius AG, Preference Shares	13	3,043
Scout24 SE(b)	154	11,766
Siemens AG	751	139,780
Siemens Energy AG, Class A(a)	626	16,323
Siemens Healthineers AG(b)	301	17,334
Suedzucker AG	31	452
Symrise AG	157	19,210
Talanx AG	30	2,391
thyssenkrupp AG	242	1,048
United Internet AG	42	907
Volkswagen AG, Preference Shares	764	86,266
Vonovia SE	754	21,458
Wacker Chemie AG	8	872
Zalando SE(a)(b)	114	2,676
		2,865,636
Greece–0.13%
Alpha Services and Holdings S.A.(a)	4,433	7,216
Eurobank Ergasias Services and Holdings S.A.(a)	9,169	19,883
Hellenic Telecommunications Organization S.A.	764	10,982
JUMBO S.A.	480	13,766
National Bank of Greece S.A.(a)	1,007	8,366
OPAP S.A.	566	8,874
Piraeus Financial Holdings S.A.(a)	2,407	8,759
		77,846
Guatemala–0.00%
Millicom International Cellular S.A., SDR(a)	79	1,918
Hong Kong–0.96%
AIA Group Ltd.	19,420	131,391
ASMPT Ltd.	165	2,285
Cathay Pacific Airways Ltd.	7,285	7,447
CK Asset Holdings Ltd.	10,276	38,495
CK Hutchison Holdings Ltd.	12,885	61,463
CK Infrastructure Holdings Ltd.	323	1,824
CLP Holdings Ltd.	3,465	28,025
DFI Retail Group Holdings Ltd.	161	305
Futu Holdings Ltd., ADR(a)	44	2,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Income Advantage International Fund

Shares		Value
Hong Kong–(continued)
Hang Lung Properties Ltd.	890	$757
Hang Seng Bank Ltd.	401	5,155
Henderson Land Development Co. Ltd.	2,676	7,175
HK Electric Investments & HK Electric Investments Ltd.	1,130	716
HKT Trust & HKT Ltd.	13,088	14,680
Hong Kong & China Gas Co. Ltd. (The)	23,214	17,641
Hong Kong Exchanges & Clearing Ltd.	631	20,194
Hongkong Land Holdings Ltd.	488	1,572
Jardine Matheson Holdings Ltd.	1,165	41,124
Kerry Properties Ltd.	303	527
Link REIT	1,267	4,920
Man Wah Holdings Ltd.	820	563
Melco Resorts & Entertainment Ltd., ADR(a)	215	1,604
MTR Corp. Ltd.	840	2,651
New World Development Co. Ltd.	6,478	6,062
PCCW Ltd.	2,084	1,043
Power Assets Holdings Ltd.	2,074	11,209
Prudential PLC	1,355	12,286
Sino Land Co. Ltd.	8,336	8,579
Sun Hung Kai Properties Ltd.	5,608	48,591
Swire Pacific Ltd., Class A	3,714	32,789
Techtronic Industries Co. Ltd.	2,373	27,052
WH Group Ltd.	35,421	23,314
Wharf Real Estate Investment Co. Ltd.	2,791	7,397
		571,723
Hungary–0.08%
MOL Hungarian Oil & Gas PLC	2,200	17,174
OTP Bank Nyrt.	569	28,224
		45,398
India–1.11%
Adani Enterprises Ltd.	315	11,986
Bharat Heavy Electricals Ltd.	3,137	11,292
DLF Ltd.	865	8,539
HDFC Bank Ltd., ADR	527	33,902
Hindustan Unilever Ltd.	286	8,473
ICICI Bank Ltd., ADR	1,741	50,158
Indian Railway Finance Corp. Ltd.(b)	4,360	9,068
Infosys Ltd., ADR	4,287	79,824
Kotak Mahindra Bank Ltd.	612	13,194
Larsen & Toubro Ltd.	2,627	111,589
Punjab National Bank	5,122	7,557
Reliance Industries Ltd.	2,922	109,536
Sun Pharmaceutical Industries Ltd.	914	16,644
Suzlon Energy Ltd.(a)	26,162	16,529
Tata Consultancy Services Ltd.	2,313	108,048
Tata Motors Ltd.	1,643	19,468
Tata Power Co. Ltd. (The)	4,323	22,811
Tata Steel Ltd.	11,712	24,381
		662,999
Indonesia–0.19%
PT Amman Mineral Internasional TBK(a)	16,957	11,377
PT Astra International Tbk	39,547	10,750
PT Bank Central Asia Tbk	58,689	35,512
PT Bank Mandiri (Persero) Tbk	37,352	13,974
PT Bank Negara Indonesia (Persero) Tbk	21,567	6,120
Shares		Value
Indonesia–(continued)
PT Bank Rakyat Indonesia (Persero) Tbk	25,446	$7,135
PT Telkom Indonesia (Persero) Tbk	151,960	28,870
		113,738
Ireland–0.21%
AerCap Holdings N.V.	473	44,084
AIB Group PLC	2,910	15,368
Bank of Ireland Group PLC	1,377	14,385
Flutter Entertainment PLC(a)	143	26,011
Glanbia PLC	443	8,608
Kerry Group PLC, Class A	76	6,159
Kingspan Group PLC	76	6,459
Smurfit Kappa Group PLC	127	5,665
		126,739
Israel–0.28%
Azrieli Group Ltd.	22	1,285
Bank Hapoalim B.M.	2,640	23,315
Bank Leumi le-Israel B.M.	3,075	25,066
Check Point Software Technologies Ltd.(a)	218	35,970
Elbit Systems Ltd.	12	2,088
ICL Group Ltd.	353	1,518
Israel Discount Bank Ltd., Class A	2,887	14,408
Mizrahi Tefahot Bank Ltd.	100	3,391
Nice Ltd.(a)	129	22,193
Teva Pharmaceutical Industries Ltd., ADR(a)	1,172	19,045
Wix.com Ltd.(a)	125	19,884
		168,163
Italy–1.41%
A2A S.p.A.	723	1,435
Amplifon S.p.A.	60	2,134
Amplifon S.p.A., Rts., expiring 12/31/2024	60	0
Assicurazioni Generali S.p.A.	1,383	34,428
Banca Mediolanum S.p.A.	114	1,256
Banco BPM S.p.A.	2,523	16,238
Brembo N.V.	73	802
Buzzi S.p.A.	210	8,456
Coca-Cola HBC AG	99	3,369
Davide Campari-Milano N.V.	247	2,339
DiaSorin S.p.A.	11	1,094
Enel S.p.A.	13,937	96,706
Eni S.p.A.	4,148	63,691
Ferrari N.V.	175	71,416
FinecoBank Banca Fineco S.p.A.	300	4,458
Hera S.p.A.	2,492	8,518
Infrastrutture Wireless Italiane S.p.A.(b)	168	1,750
Intesa Sanpaolo S.p.A.	33,803	125,626
Italgas S.p.A.	224	1,106
Leonardo S.p.A.	654	15,153
Mediobanca Banca di Credito Finanziario S.p.A.	847	12,399
Moncler S.p.A.	111	6,809
Nexi S.p.A.(a)(b)	281	1,713
Pirelli & C. S.p.A.(b)	114	678
Poste Italiane S.p.A.(b)	1,194	15,193
Prada S.p.A.	272	2,027
Prysmian S.p.A.	562	34,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Income Advantage International Fund

Shares		Value
Italy–(continued)
Recordati Industria Chimica e Farmaceutica S.p.A. (Acquired 08/01/2023-02/13/2024; Cost $2,485)(c)	48	$2,498
Ryanair Holdings PLC, ADR	44	5,123
Snam S.p.A.	2,796	12,347
Telecom Italia S.p.A.(a)	6,873	1,644
Terna S.p.A.	1,622	12,503
UniCredit S.p.A.	7,373	272,845
		840,450
Japan–11.05%
ABC-MART, Inc.	49	860
ACOM Co. Ltd.	231	588
Advantest Corp.	686	27,801
AEON Co. Ltd.	734	15,710
AGC, Inc.	568	18,482
Aisin Corp.	420	13,721
Ajinomoto Co., Inc.	813	28,614
Amada Co. Ltd.	192	2,135
ANA Holdings, Inc.	441	8,151
Asahi Group Holdings Ltd.	1,132	40,055
Asahi Intecc Co. Ltd.	113	1,586
Asahi Kasei Corp.	2,789	17,908
ASICS Corp.	332	5,119
Astellas Pharma, Inc.	4,245	41,880
Bandai Namco Holdings, Inc.	305	5,975
Bridgestone Corp.	844	33,304
Brother Industries Ltd.	885	15,633
Canon Marketing Japan, Inc.	28	781
Canon, Inc.	2,316	62,828
Capcom Co. Ltd.	176	3,329
Central Japan Railway Co.	2,803	60,761
Chiba Bank Ltd. (The)	269	2,411
Chubu Electric Power Co., Inc.	2,148	25,375
Chugai Pharmaceutical Co. Ltd.	1,280	45,579
Concordia Financial Group Ltd.	513	3,039
CyberAgent, Inc.	214	1,341
Dai Nippon Printing Co. Ltd.	106	3,577
Daifuku Co. Ltd.	159	2,986
Dai-ichi Life Holdings, Inc.	2,138	57,255
Daiichi Sankyo Co. Ltd.	1,935	67,248
Daikin Industries Ltd.	130	18,098
Daito Trust Construction Co. Ltd.	288	29,811
Daiwa House Industry Co. Ltd.	971	24,722
Daiwa Securities Group, Inc.	3,127	24,007
Denso Corp.	3,500	54,632
Dentsu Group, Inc.	385	9,748
Disco Corp.	242	92,178
East Japan Railway Co.	1,538	25,607
Ebara Corp.	1,030	16,429
Eisai Co. Ltd.	133	5,475
ENEOS Holdings, Inc.	10,178	52,452
FANUC Corp.	851	23,362
Fast Retailing Co. Ltd.	206	52,106
Fuji Electric Co. Ltd.	69	3,943
FUJIFILM Holdings Corp.	1,303	30,564
Fujitsu Ltd.	1,813	28,434
Fukuoka Financial Group, Inc.	83	2,235
Shares		Value
Japan–(continued)
GMO Payment Gateway, Inc.	22	$1,218
Hakuhodo DY Holdings, Inc.	185	1,354
Hamamatsu Photonics K.K.	76	2,042
Hankyu Hanshin Holdings, Inc.	117	3,121
Hikari Tsushin, Inc.	63	11,801
Hirose Electric Co. Ltd.	17	1,885
Hitachi Construction Machinery Co. Ltd.	55	1,475
Hitachi Ltd.	6,850	154,237
Honda Motor Co. Ltd.	8,341	89,666
Hoshizaki Corp.	66	2,099
Hoya Corp.	574	67,123
Hulic Co. Ltd.	202	1,795
IBIDEN Co. Ltd.	59	2,415
Idemitsu Kosan Co. Ltd.	3,583	23,288
IHI Corp.	76	2,279
Iida Group Holdings Co. Ltd.	76	1,004
Inpex Corp.	4,831	70,946
Isetan Mitsukoshi Holdings Ltd.	195	3,665
Isuzu Motors Ltd.	1,335	17,748
ITOCHU Corp.	1,530	75,212
Japan Airlines Co. Ltd.	639	10,096
Japan Exchange Group, Inc.	752	17,637
Japan Post Bank Co. Ltd.	2,199	20,879
Japan Post Holdings Co. Ltd.	4,779	47,502
Japan Post Insurance Co. Ltd.	102	1,984
Japan Real Estate Investment Corp.	3	9,482
Japan Tobacco, Inc.	2,267	61,389
JFE Holdings, Inc.	1,750	25,257
Kajima Corp.	1,114	19,323
Kansai Electric Power Co., Inc. (The)	2,826	47,454
Kao Corp.	1,010	40,892
Kawasaki Heavy Industries Ltd.	80	3,054
KDDI Corp.	3,058	81,011
Keio Corp.	50	1,161
Keisei Electric Railway Co. Ltd.	68	2,199
Keyence Corp.	160	70,028
Kikkoman Corp.	370	4,300
Kintetsu Group Holdings Co. Ltd.	409	8,921
Kirin Holdings Co. Ltd.	2,905	37,526
Kobe Bussan Co. Ltd.	111	2,473
Koito Manufacturing Co. Ltd.	97	1,337
Komatsu Ltd.	765	22,345
Konami Group Corp.	60	4,338
KOSE Corp.	18	1,143
Kubota Corp.	1,112	15,627
Kuraray Co. Ltd.	1,077	12,461
Kurita Water Industries Ltd.	53	2,252
Kyocera Corp.	2,627	30,299
Kyowa Kirin Co. Ltd.	551	9,444
Kyushu Electric Power Co., Inc.	1,835	18,930
Kyushu Railway Co.	66	1,433
Lasertec Corp.	131	29,407
Lixil Corp.	149	1,570
LY Corp.	5,245	12,665
M3, Inc.	214	2,048
Makita Corp.	368	10,075
Marubeni Corp.	1,300	24,105
Marui Group Co. Ltd.	85	1,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Mazda Motor Corp.	3,246	$31,295
McDonald’s Holdings Co. (Japan) Ltd.	251	9,906
Medipal Holdings Corp.	1,049	15,992
MEIJI Holdings Co. Ltd.	122	2,639
MINEBEA MITSUMI, Inc.	198	4,079
MISUMI Group, Inc.	150	2,574
Mitsubishi Chemical Group Corp.	4,192	23,357
Mitsubishi Corp.	4,573	89,896
Mitsubishi Electric Corp.	2,548	40,832
Mitsubishi Estate Co. Ltd.	3,380	53,213
Mitsubishi Gas Chemical Co., Inc.	78	1,496
Mitsubishi HC Capital, Inc.	407	2,693
Mitsubishi Heavy Industries Ltd.	6,279	67,594
Mitsubishi Motors Corp.	280	775
Mitsubishi UFJ Financial Group, Inc.	25,365	273,740
Mitsui & Co. Ltd.	3,820	87,121
Mitsui Chemicals, Inc.	89	2,465
Mitsui Fudosan Co. Ltd.	6,145	56,558
Mitsui OSK Lines Ltd.	956	28,744
Mizuho Financial Group, Inc.	3,683	77,518
MonotaRO Co. Ltd.	130	1,523
MS&AD Insurance Group Holdings, Inc.	2,138	47,733
Murata Manufacturing Co. Ltd.	2,679	55,478
NEC Corp.	290	23,912
Nexon Co. Ltd.	616	11,460
NGK Insulators Ltd.	779	10,003
NH Foods Ltd.	44	1,321
Nidec Corp.	498	22,410
Nikon Corp.	149	1,512
Nintendo Co. Ltd.	1,497	79,942
Nippon Building Fund, Inc.	3	10,523
Nippon Express Holdings, Inc.	16	740
Nippon Paint Holdings Co. Ltd.	473	3,092
Nippon Prologis REIT, Inc.	1	1,561
Nippon Sanso Holdings Corp.	98	2,910
Nippon Steel Corp.	2,623	55,603
Nippon Telegraph & Telephone Corp.	161,662	152,868
Nippon Yusen K.K.	1,445	42,161
Nissan Chemical Corp.	64	2,034
Nissan Motor Co. Ltd.	7,443	25,269
Nisshin Seifun Group, Inc.	105	1,212
Nissin Foods Holdings Co. Ltd.	115	2,924
Niterra Co. Ltd.	81	2,362
Nitori Holdings Co. Ltd.	105	11,116
Nitto Denko Corp.	337	26,730
Nomura Holdings, Inc.	5,567	32,157
Nomura Real Estate Holdings, Inc.	59	1,485
Nomura Real Estate Master Fund, Inc.	9	7,995
Nomura Research Institute Ltd.	720	20,350
NTT DATA Group Corp.	797	11,774
Obayashi Corp.	341	4,075
OBIC Co. Ltd.	34	4,387
Odakyu Electric Railway Co. Ltd.	796	7,720
Oji Holdings Corp.	2,689	10,615
Olympus Corp.	4,223	68,169
Omron Corp.	92	3,186
Ono Pharmaceutical Co. Ltd.	1,794	24,512
Oriental Land Co. Ltd.	912	25,485
Shares		Value
Japan–(continued)
ORIX Corp.	2,859	$63,367
Osaka Gas Co. Ltd.	901	19,912
Otsuka Corp.	122	2,353
Otsuka Holdings Co. Ltd.	1,207	50,992
Pan Pacific International Holdings Corp.	209	4,889
Panasonic Holdings Corp.	11,597	95,333
Rakuten Group, Inc.(a)	3,594	18,618
Recruit Holdings Co. Ltd.	3,108	167,233
Renesas Electronics Corp.	3,972	75,328
Resona Holdings, Inc.	2,798	18,613
Resonac Holdings Corp.	92	2,033
Ricoh Co. Ltd.	2,134	18,291
Rinnai Corp.	53	1,208
Rohm Co. Ltd.	204	2,727
Ryohin Keikaku Co. Ltd.	139	2,313
Santen Pharmaceutical Co. Ltd.	1,258	12,870
SBI Holdings, Inc.	699	17,741
SECOM Co. Ltd.	405	23,986
Sega Sammy Holdings, Inc.	80	1,189
Seibu Holdings, Inc.	114	1,575
Seiko Epson Corp.	815	12,741
Sekisui Chemical Co. Ltd.	696	9,662
Sekisui House Ltd.	1,062	23,603
Seven & i Holdings Co. Ltd.	1,932	23,609
SG Holdings Co. Ltd.	113	1,045
Sharp Corp.(a)	159	920
Shimadzu Corp.	122	3,058
SHIMAMURA Co. Ltd.	23	1,047
Shimano, Inc.	128	19,782
Shimizu Corp.	303	1,708
Shin-Etsu Chemical Co. Ltd.	1,810	70,376
Shionogi & Co. Ltd.	665	25,901
Shiseido Co. Ltd.	206	5,871
SMC Corp.	66	31,446
SoftBank Corp.	6,179	75,569
SoftBank Group Corp.	890	57,246
Sojitz Corp.	678	16,562
Sompo Holdings, Inc.	1,508	32,307
Sony Group Corp.	1,125	95,874
Square Enix Holdings Co. Ltd.	43	1,296
Stanley Electric Co. Ltd.	64	1,147
Subaru Corp.	2,505	53,270
SUMCO Corp.	196	2,835
Sumitomo Chemical Co. Ltd.	692	1,486
Sumitomo Corp.	3,090	77,627
Sumitomo Electric Industries Ltd.	2,214	34,615
Sumitomo Heavy Industries Ltd.	316	8,247
Sumitomo Metal Mining Co. Ltd.	122	3,707
Sumitomo Mitsui Financial Group, Inc.	2,806	188,352
Sumitomo Mitsui Trust Holdings, Inc.	1,061	24,383
Sumitomo Realty & Development Co. Ltd.	361	10,652
Sundrug Co. Ltd.	36	908
Suntory Beverage & Food Ltd.	66	2,344
Suzuki Motor Corp.	1,394	16,093
Sysmex Corp.	282	4,552
T&D Holdings, Inc.	954	16,664
Taisei Corp.	91	3,385
Takeda Pharmaceutical Co. Ltd.	1,996	51,773
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
TDK Corp.	433	$26,626
Terumo Corp.	1,212	20,101
Tobu Railway Co. Ltd.	98	1,652
Toho Co. Ltd.	56	1,638
Tohoku Electric Power Co., Inc.	2,025	18,304
Tokio Marine Holdings, Inc.	2,943	110,595
Tokyo Century Corp.	68	639
Tokyo Electric Power Co. Holdings, Inc.(a)	2,133	11,486
Tokyo Electron Ltd.	1,131	247,576
Tokyo Gas Co. Ltd.	1,466	31,560
Tokyo Tatemono Co. Ltd.	95	1,512
Tokyu Corp.	247	2,727
Tokyu Fudosan Holdings Corp.	303	2,034
TOPPAN Holdings, Inc.	434	12,039
Toray Industries, Inc.	715	3,391
Tosoh Corp.	721	9,438
TOTO Ltd.	73	1,720
Toyota Industries Corp.	153	13,015
Toyota Motor Corp.	13,619	279,427
Toyota Tsusho Corp.	1,518	29,666
Trend Micro, Inc.	275	11,209
Tsuruha Holdings, Inc.	20	1,137
Unicharm Corp.	634	20,374
USS Co. Ltd.	222	1,869
Welcia Holdings Co. Ltd.	51	636
West Japan Railway Co.	1,958	36,535
Yakult Honsha Co. Ltd.	134	2,401
Yamaha Corp.	68	1,598
Yamaha Motor Co. Ltd.	437	4,063
Yamato Holdings Co. Ltd.	67	738
Yamazaki Baking Co. Ltd.	67	1,383
Yaskawa Electric Corp.	120	4,327
Yokogawa Electric Corp.	119	2,890
ZOZO, Inc.	71	1,775
		6,574,566
Jordan–0.02%
Hikma Pharmaceuticals PLC	478	11,389
Kuwait–0.06%
Kuwait Finance House K.S.C.P.	5,977	13,873
Mobile Telecommunications Co. K.S.C.P.	5,326	7,734
National Bank of Kuwait S.A.K.P.	4,070	11,444
		33,051
Luxembourg–0.09%
ArcelorMittal S.A.	1,784	40,870
Eurofins Scientific SE	272	13,619
RTL Group S.A.	19	577
		55,066
Macau–0.02%
Galaxy Entertainment Group Ltd.	1,332	6,199
Sands China Ltd.(a)	1,290	2,682
Wynn Macau Ltd.	802	656
		9,537
Malaysia–0.20%
CIMB Group Holdings Bhd.	9,033	13,014
Genting Bhd.	7,121	7,103
Shares		Value
Malaysia–(continued)
Malayan Banking Bhd.	18,964	$40,039
MISC Bhd.	6,871	12,388
Public Bank Bhd.	18,972	16,157
RHB Bank Bhd.	5,825	6,802
Tenaga Nasional Bhd.	3,209	9,366
YTL Corp. Bhd.	10,984	8,011
YTL Power International Bhd.	8,375	8,528
		121,408
Mexico–0.30%
Alsea S.A.B. de C.V.	1,605	5,580
America Movil S.A.B. de C.V., Class B	40,187	34,201
Arca Continental S.A.B. de C.V.	1,470	14,416
CEMEX S.A.B. de C.V., Series CPO	13,101	8,385
Coca-Cola FEMSA S.A.B. de C.V.	1,625	13,934
Fibra Uno Administracion S.A. de C.V.	16,039	19,708
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	969	10,425
Fresnillo PLC	94	665
Grupo Elektra S.A.B. de C.V.	133	7,708
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,972	15,366
Grupo Mexico S.A.B. de C.V., Class B	3,050	16,406
Qualitas Controladora S.A.B. de C.V.	1,205	12,247
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,329	21,538
		180,579
Netherlands–2.02%
ABN AMRO Bank N.V., CVA(b)	2,832	46,512
Adyen N.V.(a)(b)	42	49,882
Aegon Ltd.	686	4,241
Akzo Nobel N.V.	259	15,786
argenx SE(a)	29	12,690
ASM International N.V.	46	35,161
ASML Holding N.V.	443	451,490
ASR Nederland N.V.	419	19,948
BE Semiconductor Industries N.V. (Acquired 06/21/2024; Cost $6,556)(c)	40	6,682
Euronext N.V.(b)	116	10,750
EXOR N.V.	430	44,916
Heineken Holding N.V.	197	15,527
Heineken N.V.	246	23,800
IMCD N.V.	27	3,722
ING Groep N.V.	5,943	102,117
JDE Peet’s N.V.	63	1,257
Koninklijke Ahold Delhaize N.V.	3,462	101,877
Koninklijke KPN N.V.	16,258	62,313
Koninklijke Philips N.V.(a)	1,222	30,731
Koninklijke Vopak N.V.	34	1,413
NN Group N.V.	346	16,082
OCI N.V.	57	1,392
Randstad N.V.	348	15,800
Topicus.com, Inc.	20	1,710
Universal Music Group N.V.	828	24,632
Wolters Kluwer N.V.	610	100,734
		1,201,165
New Zealand–0.13%
Auckland International Airport Ltd.	645	2,996
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Income Advantage International Fund

Shares		Value
New Zealand–(continued)
Fisher & Paykel Healthcare Corp. Ltd.	755	$13,819
Meridian Energy Ltd.	7,108	27,226
Spark New Zealand Ltd.	10,291	26,089
Xero Ltd.(a)	68	6,150
		76,280
Norway–0.27%
Aker BP ASA	194	4,957
DNB Bank ASA	1,092	21,426
Equinor ASA	2,378	68,115
Gjensidige Forsikring ASA	242	4,319
Kongsberg Gruppen ASA	204	16,612
Mowi ASA	217	3,607
Norsk Hydro ASA	2,509	15,642
Orkla ASA	367	2,976
SalMar ASA	26	1,364
Schibsted ASA, Class A	338	9,953
Storebrand ASA	212	2,164
Telenor ASA	975	11,135
Var Energi ASA	385	1,364
		163,634
Peru–0.02%
Compania de Minas Buenaventura S.A.A., ADR	620	10,509
Philippines–0.02%
International Container Terminal Services, Inc.	2,360	14,088
Poland–0.06%
Asseco Poland S.A.	333	6,613
Bank Polska Kasa Opieki S.A.	253	10,527
LPP S.A.	2	8,482
Powszechna Kasa Oszczednosci Bank Polski S.A.	832	12,980
		38,602
Portugal–0.03%
EDP - Energias de Portugal S.A.	3,353	12,571
Galp Energia SGPS S.A.	213	4,499
Jeronimo Martins SGPS S.A.	140	2,736
		19,806
Qatar–0.09%
Industries Qatar Q.S.C.	4,646	16,330
Ooredoo Q.P.S.C.	3,453	9,689
Qatar Electricity and Water Co. Q.P.S.C.	3,697	15,929
Qatar National Bank Q.P.S.C.	3,453	13,905
		55,853
Russia–0.01%
Tatneft PJSC, ADR(d)	576	0
X5 Retail Group N.V., GDR(a)(b)(d)	422	7,632
		7,632
Saudi Arabia–0.34%
ACWA Power Co.	528	49,768
Al Rajhi Bank	1,144	24,936
Alinma Bank	1,374	11,457
Riyad Bank	981	6,820
Saudi Arabian Mining Co.(a)	1,654	18,996
Shares		Value
Saudi Arabia–(continued)
Saudi Arabian Oil Co.(b)	3,889	$28,659
Saudi Basic Industries Corp.	1,411	27,626
Saudi Electricity Co.	2,653	11,618
Saudi National Bank (The)	861	8,493
Saudi Telecom Co.	1,468	14,673
		203,046
Singapore–0.62%
CapitaLand Ascendas REIT	6,461	12,173
CapitaLand Integrated Commercial Trust	2,640	3,844
CapitaLand Investment Ltd.	2,521	4,930
City Developments Ltd.	230	874
DBS Group Holdings Ltd.	3,268	86,075
Genting Singapore Ltd.	2,773	1,763
Jardine Cycle & Carriage Ltd.	45	880
Keppel Ltd.	3,396	16,143
Oversea-Chinese Banking Corp. Ltd.	7,404	78,626
Sea Ltd., ADR(a)	586	41,852
Sembcorp Industries Ltd.	444	1,569
Singapore Airlines Ltd.	3,729	18,947
Singapore Exchange Ltd.	1,930	13,459
Singapore Technologies Engineering Ltd.	3,572	11,375
Singapore Telecommunications Ltd.	13,265	26,843
STMicroelectronics N.V.	317	12,423
United Overseas Bank Ltd.	1,671	38,544
		370,320
South Africa–0.32%
Absa Group Ltd.	819	7,132
Anglo American PLC	2,271	71,765
Capitec Bank Holdings Ltd.	92	13,358
Exxaro Resources Ltd.	712	7,016
Gold Fields Ltd.	586	8,756
Harmony Gold Mining Co. Ltd.	1,057	9,786
Impala Platinum Holdings Ltd.	1,336	6,635
Mr Price Group Ltd.	808	9,144
Nedbank Group Ltd.	1,375	19,466
Sappi Ltd.	2,627	6,952
Sasol Ltd.	1,258	9,555
Shoprite Holdings Ltd.	540	8,467
Woolworths Holdings Ltd.	3,062	10,433
		188,465
South Korea–1.51%
Amorepacific Corp.	15	1,816
Celltrion, Inc.	141	17,778
CJ CheilJedang Corp.	4	1,116
Coway Co. Ltd.	15	695
DB Insurance Co. Ltd.	130	10,771
Delivery Hero SE(a)(b)	90	2,138
Doosan Enerbility Co. Ltd.(a)	219	3,184
Ecopro BM Co. Ltd.(a)	24	3,166
Ecopro Co. Ltd.(a)	45	2,923
Ecopro Materials Co., Ltd.(a)	34	2,227
Hana Financial Group, Inc.	252	11,083
Hankook Tire & Technology Co. Ltd.	375	12,255
Hanmi Pharm Co. Ltd.	3	587
HD Hyundai Co. Ltd.	22	1,186
HD Hyundai Heavy Industries Co. Ltd.(a)	10	1,128
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Income Advantage International Fund

Shares		Value
South Korea–(continued)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	21	$2,417
HMM Co. Ltd.	1,072	15,274
Hyundai Glovis Co. Ltd.	87	13,799
Hyundai Mobis Co. Ltd.	184	33,428
Hyundai Motor Co.	125	26,657
Hyundai Steel Co.	561	11,787
Industrial Bank of Korea	1,086	11,056
Kakao Corp.	151	4,424
KakaoBank Corp.	111	1,628
KB Financial Group, Inc.	228	12,969
Kia Corp.	1,060	99,186
Korea Aerospace Industries Ltd.	35	1,343
Korea Electric Power Corp.(a)	83	1,175
Korea Zinc Co. Ltd.	4	1,490
Korean Air Lines Co. Ltd.	63	1,061
Krafton, Inc.(a)	14	2,848
KT&G Corp.	396	25,303
Kumho Petrochemical Co. Ltd.	7	742
L&F Co. Ltd.(a)	12	1,171
LG Chem Ltd.	22	5,482
LG Corp.	412	23,967
LG Display Co. Ltd.(a)	164	1,363
LG Electronics, Inc.	374	29,974
LG Energy Solution Ltd.(a)	54	12,727
LG H&H Co. Ltd.	5	1,249
LG Innotek Co. Ltd.	7	1,375
LOTTE Chemical Corp.	10	830
Meritz Financial Group, Inc.	168	9,619
Mirae Asset Securities Co. Ltd.	137	725
NAVER Corp.	45	5,415
NCSoft Corp.	7	910
Netmarble Corp.(a)(b)	11	426
POSCO Future M Co. Ltd.	15	2,789
POSCO Holdings, Inc.	31	8,114
Samsung Biologics Co. Ltd.(a)(b)	9	4,736
Samsung C&T Corp.	275	28,222
Samsung Card Co. Ltd.	12	333
Samsung Electro-Mechanics Co. Ltd.	26	2,965
Samsung Electronics Co. Ltd.	3,878	228,235
Samsung Fire & Marine Insurance Co. Ltd.	11	3,094
Samsung Heavy Industries Co. Ltd.(a)	330	2,238
Samsung Life Insurance Co. Ltd.	44	2,814
Samsung SDI Co. Ltd.	20	5,107
Samsung SDS Co. Ltd.	114	12,236
Shinhan Financial Group Co. Ltd.	608	21,196
SK Biopharmaceuticals Co. Ltd.(a)	15	840
SK Bioscience Co. Ltd.(a)	13	495
SK hynix, Inc.	461	78,236
SK Innovation Co. Ltd.(a)	29	2,430
SK Square Co. Ltd.(a)	144	10,392
SK Telecom Co. Ltd.	631	23,560
SK, Inc.	17	1,946
S-Oil Corp.	13	627
Woori Financial Group, Inc.	2,044	21,809
Yuhan Corp.	33	1,932
		898,219
Shares		Value
Spain–1.50%
Acciona S.A.	12	$1,420
ACS Actividades de Construccion y Servicios S.A.	886	38,268
Aena SME S.A.(b)	88	17,820
Amadeus IT Group S.A.	735	48,910
Banco Bilbao Vizcaya Argentaria S.A.	12,332	123,795
Banco de Sabadell S.A.	10,484	20,241
Banco Santander S.A.	43,002	200,078
Bankinter S.A.	313	2,561
CaixaBank S.A.	5,279	28,034
Cellnex Telecom S.A.(b)	270	8,782
EDP Renovaveis S.A.	153	2,138
Enagas S.A.	111	1,650
Endesa S.A.	897	16,854
Fluidra S.A.	51	1,063
Grifols S.A.(a)	207	1,751
Iberdrola S.A.	10,267	133,214
Industria de Diseno Textil S.A.	1,581	78,455
Mapfre S.A.	482	1,112
Merlin Properties SOCIMI S.A.	154	1,716
Redeia Corp. S.A.	695	12,153
Repsol S.A.	5,216	82,719
Telefonica S.A.	16,586	70,262
		892,996
Sweden–1.37%
Alfa Laval AB	135	5,912
Assa Abloy AB, Class B	1,382	39,139
Atlas Copco AB, Class A	3,505	65,811
Boliden AB	132	4,245
Embracer Group AB(a)	385	842
Epiroc AB, Class A	428	8,576
EQT AB	485	14,219
Essity AB, Class B	324	8,283
Evolution AB(b)	89	9,264
Fastighets AB Balder, Class B(a)	320	2,197
Getinge AB, Class B	541	9,189
H & M Hennes & Mauritz AB, Class B	284	4,499
Hexagon AB, Class B	1,821	20,634
Holmen AB, Class B	46	1,810
Husqvarna AB, Class B	250	1,999
Industrivarden AB, Class C	698	23,569
Indutrade AB	131	3,365
Investment AB Latour, Class B	65	1,756
Investor AB, Class B	3,274	89,718
Kinnevik AB, Class B	135	1,105
L E Lundbergforetagen AB, Class B	36	1,780
Lifco AB, Class B	109	2,992
NIBE Industrier AB, Class B	806	3,399
Saab AB, Class B	531	12,757
Sagax AB, Class B	854	21,885
Sandvik AB	1,174	23,591
Securitas AB, Class B	219	2,171
Skandinaviska Enskilda Banken AB, Class A	2,333	34,493
Skanska AB, Class B	173	3,121
SKF AB, Class B	916	18,409
Spotify Technology S.A.(a)	422	132,419
SSAB AB, Class B	3,473	18,832
Svenska Cellulosa AB S.C.A., Class B	317	4,665
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Income Advantage International Fund

Shares		Value
Sweden–(continued)
Svenska Handelsbanken AB, Class A	3,915	$37,412
Swedbank AB, Class A	1,913	39,404
Swedish Orphan Biovitrum AB, Class B(a)	92	2,461
Tele2 AB, Class B	1,696	17,120
Telefonaktiebolaget LM Ericsson, Class B	1,565	9,714
Telia Co. AB	6,248	16,751
Trelleborg AB, Class B	828	32,223
Volvo AB, Class B	2,378	61,101
		812,832
Switzerland–3.63%
ABB Ltd.	2,309	128,036
Adecco Group AG	83	2,754
Alcon, Inc.	418	37,157
Baloise Holding AG	22	3,879
Banque Cantonale Vaudoise	14	1,485
Barry Callebaut AG	2	3,260
Belimo Holding AG	6	3,009
BKW AG	10	1,596
Chocoladefabriken Lindt & Spruengli AG, PC	2	23,362
Cie Financiere Richemont S.A.	268	41,884
Clariant AG	104	1,638
DKSH Holding AG	17	1,149
DSM-Firmenich AG	590	66,437
EMS-Chemie Holding AG	3	2,455
Flughafen Zureich AG	9	1,992
Galderma Group AG, Class A(a)	28	2,310
Geberit AG	71	41,823
Givaudan S.A.	13	61,576
Helvetia Holding AG	17	2,298
Julius Baer Group Ltd.	96	5,369
Kuehne + Nagel International AG, Class R	27	7,770
Logitech International S.A., Class R	342	32,914
Lonza Group AG	79	43,008
Nestle S.A.	3,328	339,703
Novartis AG	5,659	602,523
Partners Group Holding AG	36	46,100
PSP Swiss Property AG	135	17,330
Sandoz Group AG	436	15,804
Schindler Holding AG, PC	75	18,818
SGS S.A.	306	27,280
SIG Group AG	142	2,609
Sika AG	78	22,266
Sonova Holding AG, Class A	23	7,086
Stadler Rail AG	29	827
Straumann Holding AG	105	12,961
Sulzer AG	8	1,106
Swatch Group AG (The), BR	25	5,122
Swiss Life Holding AG	37	27,156
Swiss Prime Site AG	135	12,784
Swisscom AG	100	56,232
Temenos AG	30	2,067
UBS Group AG	9,404	276,197
VAT Group AG(b)	29	16,375
Zurich Insurance Group AG	244	129,978
		2,157,485
Taiwan–2.43%
Accton Technology Corp.	453	7,710
Shares		Value
Taiwan–(continued)
ASE Technology Holding Co. Ltd.	1,884	$9,760
Asia Vital Components Co. Ltd.	536	12,551
Asustek Computer, Inc.	1,104	16,898
Catcher Technology Co. Ltd.	2,328	16,630
Cathay Financial Holding Co. Ltd.	4,644	8,434
Chang Hwa Commercial Bank Ltd.	17,623	10,018
Chicony Electronics Co. Ltd.	1,760	9,260
China Steel Corp.	14,375	10,227
Chunghwa Telecom Co. Ltd.	11,538	44,708
Compal Electronics, Inc.	9,040	9,637
CTBC Financial Holding Co. Ltd.	19,950	23,263
Delta Electronics, Inc.	2,571	30,666
E.Sun Financial Holding Co. Ltd.	15,417	13,573
eMemory Technology, Inc.	95	7,462
Far Eastern New Century Corp.	12,805	13,916
Far EasTone Telecommunications Co. Ltd.	3,537	9,171
First Financial Holding Co. Ltd.	29,054	25,171
Formosa Chemicals & Fibre Corp.	6,445	10,002
Formosa Plastics Corp.	5,079	8,998
Fortune Electric Co. Ltd.	721	20,937
Fubon Financial Holding Co. Ltd.	6,109	14,919
Hon Hai Precision Industry Co. Ltd.	30,484	200,704
Hua Nan Financial Holdings Co. Ltd.	18,442	14,997
International Games System Co. Ltd.	290	12,080
Lite-On Technology Corp.	3,171	10,301
Lotes Co. Ltd.	172	8,622
MediaTek, Inc.	2,512	108,188
Mega Financial Holding Co. Ltd.	23,326	29,036
Novatek Microelectronics Corp.	1,015	18,930
Pegatron Corp.	9,091	29,220
Pou Chen Corp.	7,849	8,453
Powertech Technology, Inc.	2,759	15,953
President Chain Store Corp.	879	7,408
Quanta Computer, Inc.	1,886	18,029
Realtek Semiconductor Corp.	704	11,814
Shanghai Commercial & Savings Bank Ltd. (The)	5,541	7,874
SinoPac Financial Holdings Co. Ltd.	15,458	12,127
Synnex Technology International Corp.	3,232	7,274
Taiwan Cooperative Financial Holding Co. Ltd.	21,185	16,974
Taiwan Mobile Co. Ltd.	6,106	20,136
Taiwan Semiconductor Manufacturing Co. Ltd.	16,099	476,975
Uni-President Enterprises Corp.	7,480	18,745
Wiwynn Corp.	148	11,986
WPG Holdings Ltd.	5,286	14,619
WT Microelectronics Co. Ltd.	3,465	13,210
Yuanta Financial Holding Co. Ltd.	21,878	21,576
		1,449,142
Thailand–0.10%
Advanced Info Service PCL, NVDR	1,444	8,206
Airports of Thailand PCL, NVDR	6,903	10,846
Bangkok Dusit Medical Services PCL, NVDR	9,788	7,124
Delta Electronics Thailand PCL, NVDR	3,311	7,450
PTT Exploration & Production PCL, NVDR	2,658	10,988
PTT PCL, NVDR	13,665	12,081
		56,695
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Income Advantage International Fund

Shares		Value
Turkey–0.20%
Akbank T.A.S.	9,883	$19,337
KOC Holding A.S.	2,865	19,937
Turk Hava Yollari AO(a)	4,174	39,460
Turkiye Is Bankasi A.S., Class C	44,810	21,760
Turkiye Petrol Rafinerileri A.S.	1,781	9,034
Yapi ve Kredi Bankasi A.S.	10,901	11,282
		120,810
United Arab Emirates–0.11%
Abu Dhabi Commercial Bank PJSC	3,631	7,910
Aldar Properties PJSC	4,711	8,030
Dubai Islamic Bank PJSC	5,803	9,070
Emaar Properties PJSC	9,464	21,147
Emirates NBD Bank PJSC	3,988	17,917
		64,074
United Kingdom–6.52%
3i Group PLC	1,476	56,886
abrdn PLC	900	1,681
Admiral Group PLC	120	3,965
AngloGold Ashanti PLC	415	10,461
Ashtead Group PLC	221	14,735
Associated British Foods PLC	154	4,809
AstraZeneca PLC	1,658	258,039
Auto Trader Group PLC(b)	1,646	16,567
Aviva PLC	4,774	28,755
B&M European Value Retail S.A.	472	2,600
BAE Systems PLC	8,158	135,885
Barclays PLC	41,736	110,284
Barratt Developments PLC	1,991	11,825
Bellway PLC	271	8,629
Berkeley Group Holdings PLC (The)	50	2,889
British American Tobacco PLC	3,084	94,739
British Land Co. PLC (The)	5,513	28,656
BT Group PLC	13,877	24,602
Bunzl PLC	455	17,287
Burberry Group PLC	173	1,921
Centrica PLC	30,071	51,256
Coca-Cola Europacific Partners PLC	219	15,959
Compass Group PLC	4,548	123,903
ConvaTec Group PLC(b)	800	2,370
Croda International PLC	68	3,383
DCC PLC	249	17,378
Derwent London PLC	52	1,486
Diageo PLC	2,328	73,085
Direct Line Insurance Group PLC	631	1,600
DS Smith PLC	3,420	18,126
easyJet PLC	2,068	11,929
Entain PLC	313	2,482
Haleon PLC	13,220	53,788
Halma PLC	182	6,204
Hargreaves Lansdown PLC	172	2,452
Hiscox Ltd.	170	2,468
Howden Joinery Group PLC	1,549	17,132
HSBC Holdings PLC	47,499	410,011
IMI PLC	127	2,822
Imperial Brands PLC	1,864	47,698
Inchcape PLC	175	1,645
Informa PLC	1,781	19,220
Shares		Value
United Kingdom–(continued)
InterContinental Hotels Group PLC	339	$35,621
Intermediate Capital Group PLC	374	10,257
International Consolidated Airlines Group S.A.(a)	11,951	24,439
Intertek Group PLC	218	13,178
ITV PLC	1,791	1,821
J Sainsbury PLC	821	2,645
JD Sports Fashion PLC	1,222	1,835
Johnson Matthey PLC	86	1,705
Just Eat Takeaway.com N.V.(a)(b)	89	1,064
Kingfisher PLC	7,076	22,188
Land Securities Group PLC	362	2,829
Legal & General Group PLC	8,127	23,272
Lloyds Banking Group PLC	197,678	136,341
London Stock Exchange Group PLC	520	61,661
M&G PLC	1,132	2,910
Man Group PLC	2,742	8,378
Marks & Spencer Group PLC	5,051	18,263
Melrose Industries PLC	2,528	17,606
National Grid PLC	6,705	74,869
NatWest Group PLC	22,526	88,619
Next PLC	58	6,619
Ocado Group PLC(a)	263	955
Pearson PLC	318	3,971
Persimmon PLC	152	2,579
Phoenix Group Holdings PLC	1,682	11,073
Reckitt Benckiser Group PLC	654	35,381
RELX PLC	5,053	231,523
Rentokil Initial PLC	1,227	7,126
Rightmove PLC	1,624	10,962
Rolls-Royce Holdings PLC(a)	21,279	122,210
RS Group PLC	231	2,041
Sage Group PLC (The)	2,382	32,634
Schroders PLC	448	2,050
Segro PLC	680	7,694
Severn Trent PLC	126	3,793
Shell PLC	13,631	488,916
Smith & Nephew PLC	1,177	14,586
Smiths Group PLC	619	13,319
Spirax-Sarco Engineering PLC	36	3,858
SSE PLC	1,087	24,548
St. James’s Place PLC	266	1,828
Standard Chartered PLC	5,536	49,987
Tate & Lyle PLC	193	1,454
Taylor Wimpey PLC	1,720	3,080
Tesco PLC	24,064	92,954
Unilever PLC	5,103	280,090
United Utilities Group PLC	907	11,267
Vodafone Group PLC	119,003	105,298
Weir Group PLC (The)	126	3,151
Whitbread PLC	342	12,835
Wise PLC, Class A(a)	271	2,324
WPP PLC	1,803	16,510
		3,877,729
United States–3.98%
ARM Holdings PLC, ADR(a)	2,108	344,911
Atlassian Corp., Class A(a)	316	55,894
BP PLC	33,120	199,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Income Advantage International Fund

Shares		Value
United States–(continued)
CRH PLC	1,764	$130,720
Experian PLC	1,075	49,941
Ferguson PLC	467	89,564
Ferrovial SE	682	26,494
GFL Environmental, Inc.	109	4,245
GSK PLC	14,080	270,818
Holcim AG	999	88,304
ICON PLC(a)	71	22,256
JBS S.A.	1,560	9,005
Oracle Corp.	18	1,242
Qiagen N.V.	256	10,577
Roche Holding AG	1,671	462,965
Sanofi S.A.	3,518	339,287
Signify N.V.	61	1,515
Stellantis N.V.	9,609	189,958
Swiss Re AG	384	47,607
Tenaris S.A.	1,391	21,397
		2,366,108
Zambia–0.01%
First Quantum Minerals Ltd.	345	4,532
Total Common Stocks & Other Equity Interests (Cost $35,069,010)		39,792,075
Principal Amount
Equity Linked Notes–4.75%
Canada–1.79%
Royal Bank of Canada (MSCI EAFE Index), 226.28%, 07/09/2024(b)	$249,000	232,633
Royal Bank of Canada (MSCI EAFE Index), 172.41%, 07/29/2024(b)	495,000	503,611
Royal Bank of Canada (MSCI EAFE Index), 181.05%, 07/01/2024(b)	325,000	327,386
		1,063,630
Japan–0.66%
Mizuho Financial Group, Inc. (MSCI EAFE Index), 213.50%, 07/22/2024(b)	390,000	394,351
Switzerland–0.75%
UBS Group AG (MSCI EAFE Index), 181.55%, 07/01/2024(b)	502,000	447,273
Principal Amount		Value
United Kingdom–0.77%
HSBC Holdings PLC (MSCI EAFE Index), 175.84%, 07/15/2024(b)	$160,000	$165,659
HSBC Holdings PLC (MSCI Emerging Markets Index), 167.99%, 07/23/2024(b)	113,000	114,127
HSBC Holdings PLC (MSCI Emerging Markets Index), 186.22%, 07/30/2024(b)	177,000	177,340
		457,126
United States–0.78%
Citigroup Global Markets Holdings, Inc. (MSCI Emerging Markets Index), 161.02%, 07/09/2024(b)	144,000	147,376
Citigroup Global Markets Holdings, Inc. (MSCI Emerging Markets Index), 174.53%, 07/16/2024(b)	172,000	174,817
Citigroup Global Markets Holdings, Inc. (MSCI Emerging Markets Index), 175.82%, 07/02/2024(b)	150,000	144,687
		466,880
Total Equity Linked Notes (Cost $2,877,000)		2,829,260
Shares
Exchange-Traded Funds–4.48%
United States–4.48%
iShares Core MSCI Emerging Markets ETF (Cost $2,538,754)	49,800	2,665,794
Money Market Funds–24.76%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)	5,159,469	5,159,469
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(e)(f)	3,675,575	3,676,678
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)(f)	5,896,536	5,896,536
Total Money Market Funds (Cost $14,731,213)		14,732,683
TOTAL INVESTMENTS IN SECURITIES—100.85% (Cost $55,215,977)		60,019,812
OTHER ASSETS LESS LIABILITIES–(0.85)%		(507,571)
NET ASSETS–100.00%		$59,512,241
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
CVA	– Dutch Certificates
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
Rts.	– Rights
SDR	– Swedish Depository Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Income Advantage International Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $3,219,884, which represented 5.41% of the Fund’s Net Assets.
(c)	Restricted security. The aggregate value of these securities at June 30, 2024 was $9,180, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,365,255	$8,677,825	$(8,883,611)	$-	$-	$5,159,469	$133,007
Invesco Liquid Assets Portfolio, Institutional Class	3,825,467	6,198,446	(6,345,436)	(1,616)	(183)	3,676,678	98,521
Invesco Treasury Portfolio, Institutional Class	6,131,721	9,917,514	(10,152,699)	-	-	5,896,536	151,668
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	386,297	(386,297)	-	-	-	235*
Invesco Private Prime Fund	-	1,729,627	(1,729,617)	-	(10)	-	733*
Total	$15,322,443	$26,909,709	$(27,497,660)	$(1,616)	$(193)	$14,732,683	$384,164

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	30	September-2024	$1,632,300	$13,549	$13,549

(a)	Futures contracts collateralized by $48,175 cash held with Merrill Lynch International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Income Advantage International Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $40,484,764)	$45,287,129
Investments in affiliated money market funds, at value (Cost $14,731,213)	14,732,683
Other investments:
Variation margin receivable — futures contracts	152,867
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	48,175
Cash	204,809
Foreign currencies, at value (Cost $200,480)	199,919
Receivable for:
Investments sold	36,800
Dividends	243,454
Interest	182,456
Investment for trustee deferred compensation and retirement plans	54,981
Other assets	51,732
Total assets	61,195,005
Liabilities:
Payable for:
Investments purchased	1,471,099
Dividends	23,147
Fund shares reacquired	71,940
Accrued foreign taxes	2,808
Accrued fees to affiliates	32,390
Accrued other operating expenses	21,945
Trustee deferred compensation and retirement plans	59,435
Total liabilities	1,682,764
Net assets applicable to shares outstanding	$59,512,241
Net assets consist of:
Shares of beneficial interest	$68,878,694
Distributable earnings (loss)	(9,366,453)
$59,512,241
Net Assets:
Class A	$50,737,393
Class C	$878,929
Class R	$1,767,646
Class Y	$5,644,801
Class R5	$473,109
Class R6	$10,363
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,008,659
Class C	73,429
Class R	139,382
Class Y	444,895
Class R5	36,956
Class R6	810
Class A:
Net asset value per share	$12.66
Maximum offering price per share (Net asset value of $12.66 ÷ 94.50%)	$13.40
Class C:
Net asset value and offering price per share	$11.97
Class R:
Net asset value and offering price per share	$12.68
Class Y:
Net asset value and offering price per share	$12.69
Class R5:
Net asset value and offering price per share	$12.80
Class R6:
Net asset value and offering price per share	$12.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Income Advantage International Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $144)	$1,567,869
Dividends (net of foreign withholding taxes of $99,164)	832,257
Dividends from affiliated money market funds (includes net securities lending income of $22)	383,218
Total investment income	2,783,344
Expenses:
Advisory fees	220,163
Administrative services fees	4,386
Custodian fees	18,716
Distribution fees:
Class A	63,837
Class C	4,453
Class R	4,447
Transfer agent fees — A, C, R and Y	53,678
Transfer agent fees — R5	214
Trustees’ and officers’ fees and benefits	9,566
Registration and filing fees	37,896
Reports to shareholders	16,077
Professional services fees	33,217
Other	11,130
Total expenses	477,780
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(120,292)
Net expenses	357,488
Net investment income	2,425,856
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $155)	252,754
Affiliated investment securities	(193)
Foreign currencies	(22,774)
Forward foreign currency contracts	(306)
Futures contracts	237,661
467,142
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $2,762)	926,974
Affiliated investment securities	(1,616)
Foreign currencies	(8,431)
Futures contracts	(178,821)
738,106
Net realized and unrealized gain	1,205,248
Net increase in net assets resulting from operations	$3,631,104
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Income Advantage International Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$2,425,856	$4,408,343
Net realized gain (loss)	467,142	(1,879,068)
Change in net unrealized appreciation	738,106	4,698,914
Net increase in net assets resulting from operations	3,631,104	7,228,189
Distributions to shareholders from distributable earnings:
Class A	(2,084,131)	(4,163,349)
Class C	(33,060)	(65,862)
Class R	(70,491)	(130,572)
Class Y	(192,917)	(362,190)
Class R5	(19,244)	(40,123)
Class R6	(433)	(1,227)
Total distributions from distributable earnings	(2,400,276)	(4,763,323)
Share transactions–net:
Class A	(2,121,446)	(1,181,578)
Class C	(42,413)	(76,812)
Class R	(12,275)	74,468
Class Y	845,850	835,545
Class R5	27,985	(95,498)
Class R6	—	(6,939)
Net increase (decrease) in net assets resulting from share transactions	(1,302,299)	(450,814)
Net increase (decrease) in net assets	(71,471)	2,014,052
Net assets:
Beginning of period	59,583,712	57,569,660
End of period	$59,512,241	$59,583,712
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Income Advantage International Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/24	$12.40	$0.52	$0.25	$0.77	$(0.51)	$—	$(0.51)	$12.66	6.36%	$50,737	1.22%(d)	1.63%(d)	8.26%(d)	55%
Year ended 12/31/23	11.89	0.91	0.59	1.50	(0.99)	—	(0.99)	12.40	13.13	51,801	1.20	1.68	7.52	49
Year ended 12/31/22	14.56	0.92	(2.68)	(1.76)	(0.91)	—	(0.91)	11.89	(12.16)	50,826	1.21	1.59	7.25	97
Year ended 12/31/21	13.02	0.48	1.45	1.93	(0.39)	—	(0.39)	14.56	14.84	64,112	1.43	1.55	3.33	115
Year ended 12/31/20	14.04	0.19	(0.95)	(0.76)	(0.21)	(0.05)	(0.26)	13.02	(5.16)	62,139	1.55	1.55	1.54	71
Year ended 12/31/19	12.23	0.29	1.81	2.10	(0.29)	—	(0.29)	14.04	17.26	74,917	1.59	1.59	2.19	103
Class C
Six months ended 06/30/24	11.73	0.44	0.24	0.68	(0.44)	—	(0.44)	11.97	5.91	879	1.97(d)	2.38(d)	7.51(d)	55
Year ended 12/31/23	11.25	0.78	0.55	1.33	(0.85)	—	(0.85)	11.73	12.26	903	1.95	2.43	6.77	49
Year ended 12/31/22	13.76	0.78	(2.52)	(1.74)	(0.77)	—	(0.77)	11.25	(12.72)	939	1.96	2.34	6.50	97
Year ended 12/31/21	12.32	0.35	1.36	1.71	(0.27)	—	(0.27)	13.76	13.86	1,176	2.18	2.30	2.58	115
Year ended 12/31/20	13.27	0.09	(0.88)	(0.79)	(0.13)	(0.03)	(0.16)	12.32	(5.82)	1,302	2.30	2.30	0.79	71
Year ended 12/31/19	11.56	0.18	1.71	1.89	(0.18)	—	(0.18)	13.27	16.40	2,781	2.34	2.34	1.44	103
Class R
Six months ended 06/30/24	12.42	0.50	0.26	0.76	(0.50)	—	(0.50)	12.68	6.23	1,768	1.47(d)	1.88(d)	8.01(d)	55
Year ended 12/31/23	11.92	0.88	0.58	1.46	(0.96)	—	(0.96)	12.42	12.75	1,741	1.45	1.93	7.27	49
Year ended 12/31/22	14.58	0.88	(2.66)	(1.78)	(0.88)	—	(0.88)	11.92	(12.28)	1,595	1.46	1.84	7.00	97
Year ended 12/31/21	13.04	0.45	1.44	1.89	(0.35)	—	(0.35)	14.58	14.55	1,655	1.68	1.80	3.08	115
Year ended 12/31/20	14.06	0.16	(0.95)	(0.79)	(0.18)	(0.05)	(0.23)	13.04	(5.41)	1,307	1.80	1.80	1.29	71
Year ended 12/31/19	12.25	0.26	1.81	2.07	(0.26)	—	(0.26)	14.06	16.95	1,818	1.84	1.84	1.94	103
Class Y
Six months ended 06/30/24	12.43	0.53	0.26	0.79	(0.53)	—	(0.53)	12.69	6.49	5,645	0.97(d)	1.38(d)	8.51(d)	55
Year ended 12/31/23	11.92	0.95	0.58	1.53	(1.02)	—	(1.02)	12.43	13.41	4,692	0.95	1.43	7.77	49
Year ended 12/31/22	14.59	0.94	(2.66)	(1.72)	(0.95)	—	(0.95)	11.92	(11.90)	3,679	0.96	1.34	7.50	97
Year ended 12/31/21	13.05	0.52	1.45	1.97	(0.43)	—	(0.43)	14.59	15.10	2,335	1.18	1.30	3.58	115
Year ended 12/31/20	14.07	0.23	(0.96)	(0.73)	(0.23)	(0.06)	(0.29)	13.05	(4.89)	2,001	1.30	1.30	1.79	71
Year ended 12/31/19	12.26	0.33	1.80	2.13	(0.32)	—	(0.32)	14.07	17.52	2,910	1.34	1.34	2.44	103
Class R5
Six months ended 06/30/24	12.54	0.54	0.26	0.80	(0.54)	—	(0.54)	12.80	6.47	473	0.97(d)	1.29(d)	8.51(d)	55
Year ended 12/31/23	12.03	0.96	0.58	1.54	(1.03)	—	(1.03)	12.54	13.36	436	0.95	1.31	7.76	49
Year ended 12/31/22	14.72	0.96	(2.69)	(1.73)	(0.96)	—	(0.96)	12.03	(11.87)	514	0.96	1.23	7.50	97
Year ended 12/31/21	13.17	0.53	1.46	1.99	(0.44)	—	(0.44)	14.72	15.15	679	1.10	1.16	3.66	115
Year ended 12/31/20	14.20	0.25	(0.97)	(0.72)	(0.25)	(0.06)	(0.31)	13.17	(4.74)	557	1.16	1.16	1.93	71
Year ended 12/31/19	12.38	0.35	1.83	2.18	(0.36)	—	(0.36)	14.20	17.69	594	1.17	1.17	2.61	103
Class R6
Six months ended 06/30/24	12.53	0.54	0.25	0.79	(0.53)	—	(0.53)	12.79	6.47	10	0.97(d)	1.23(d)	8.51(d)	55
Year ended 12/31/23	12.02	0.96	0.58	1.54	(1.03)	—	(1.03)	12.53	13.37	10	0.95	1.27	7.76	49
Year ended 12/31/22	14.71	0.96	(2.69)	(1.73)	(0.96)	—	(0.96)	12.02	(11.89)	17	0.96	1.18	7.50	97
Year ended 12/31/21	13.16	0.53	1.46	1.99	(0.44)	—	(0.44)	14.71	15.16	22	1.10	1.15	3.66	115
Year ended 12/31/20	14.21	0.24	(0.98)	(0.74)	(0.25)	(0.06)	(0.31)	13.16	(4.88)	19	1.16	1.16	1.93	71
Year ended 12/31/19	12.38	0.35	1.84	2.19	(0.36)	—	(0.36)	14.21	17.77	1,494	1.17	1.17	2.61	103

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Income Advantage International Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Advantage International Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is income and long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
20	Invesco Income Advantage International Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, the Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
21	Invesco Income Advantage International Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
22	Invesco Income Advantage International Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.730%
Next $500 million	0.710%
Next $1.5 billion	0.690%
Next $2.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Over $10 billion	0.610%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective May 1, 2024, the Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to May 1, 2024, the Adviser had contractually agreed, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98% respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits,the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $63,445 and reimbursed class level expenses of $47,066, $821, $1,639, $4,152, $213 and $1 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $1,102 in front-end sales commissions from the sale of Class A shares and $23 and $3 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2024, the Fund incurred $1,120 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
23	Invesco Income Advantage International Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,458,913	$—	$1,458,913
Austria	—	92,404	—	92,404
Belgium	—	172,888	—	172,888
Brazil	558,593	9,856	—	568,449
Burkina Faso	—	1,873	—	1,873
Canada	3,663,493	1,063,630	—	4,727,123
Chile	21,608	12,730	—	34,338
China	293,324	1,627,798	—	1,921,122
Colombia	6,913	—	—	6,913
Czech Republic	—	19,503	—	19,503
Denmark	3,819	1,457,110	—	1,460,929
Egypt	—	9,592	—	9,592
Finland	—	254,146	—	254,146
France	27,027	2,590,257	—	2,617,284
Germany	20,787	2,844,849	—	2,865,636
Greece	—	77,846	—	77,846
Guatemala	—	1,918	—	1,918
Hong Kong	4,491	567,232	—	571,723
Hungary	—	45,398	—	45,398
India	163,884	499,115	—	662,999
Indonesia	—	113,738	—	113,738
Ireland	44,084	82,655	—	126,739
Israel	74,899	93,264	—	168,163
Italy	5,123	835,327	—	840,450
Japan	—	6,968,917	—	6,968,917
Jordan	—	11,389	—	11,389
Kuwait	—	33,051	—	33,051
Luxembourg	—	55,066	—	55,066
Macau	—	9,537	—	9,537
Malaysia	—	121,408	—	121,408
Mexico	179,914	665	—	180,579
Netherlands	14,400	1,186,765	—	1,201,165
New Zealand	—	76,280	—	76,280
Norway	—	163,634	—	163,634
Peru	10,509	—	—	10,509
Philippines	—	14,088	—	14,088
Poland	—	38,602	—	38,602
Portugal	—	19,806	—	19,806
Qatar	—	55,853	—	55,853
Russia	—	—	7,632	7,632
Saudi Arabia	—	203,046	—	203,046
Singapore	41,852	328,468	—	370,320
South Africa	—	188,465	—	188,465
South Korea	—	898,219	—	898,219
Spain	—	892,996	—	892,996
Sweden	132,419	680,413	—	812,832
Switzerland	—	2,604,758	—	2,604,758
Taiwan	—	1,449,142	—	1,449,142
Thailand	—	56,695	—	56,695
Turkey	—	120,810	—	120,810
24	Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$64,074	$—	$64,074
United Kingdom	15,959	4,318,896	—	4,334,855
United States	3,102,105	2,396,677	—	5,498,782
Zambia	4,532	—	—	4,532
Money Market Funds	14,732,683	—	—	14,732,683
Total Investments in Securities	23,122,418	36,889,762	7,632	60,019,812
Other Investments - Assets*
Futures Contracts	13,549	—	—	13,549
Total Investments	$23,135,967	$36,889,762	$7,632	$60,033,361

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$13,549
Derivatives not subject to master netting agreements	(13,549)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(306)	$-	$(306)
Futures contracts	-	237,661	237,661
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	-	(178,821)	(178,821)
Total	$(306)	$58,840	$58,534
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$136,082	$2,873,638
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,955.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
25	Invesco Income Advantage International Fund

NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$12,198,556	$1,707,533	$13,906,089
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $26,248,071 and $22,717,022, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,786,953
Aggregate unrealized (depreciation) of investments	(1,146,277)
Net unrealized appreciation of investments	$3,640,676
Cost of investments for tax purposes is $56,392,685.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	33,400	$419,874	94,447	$1,149,697
Class C	1,857	22,165	13,954	161,543
Class R	6,844	86,195	14,794	180,086
Class Y	461,252	5,846,946	86,861	1,053,112
Class R5	727	9,129	1,826	22,314
Issued as reinvestment of dividends:
Class A	149,990	1,875,512	312,255	3,785,533
Class C	2,526	29,872	5,269	60,418
Class R	5,625	70,491	10,732	130,336
Class Y	14,180	177,452	28,195	342,278
Class R5	1,521	19,244	3,271	40,123
Automatic conversion of Class C shares to Class A shares:
Class A	5,895	74,033	12,078	148,181
Class C	(6,233)	(74,033)	(12,771)	(148,181)
26	Invesco Income Advantage International Fund

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(358,065)	$(4,490,865)	(514,632)	$(6,264,989)
Class C	(1,705)	(20,417)	(12,968)	(150,592)
Class R	(13,234)	(168,961)	(19,242)	(235,954)
Class Y	(408,024)	(5,178,548)	(46,157)	(559,845)
Class R5	(30)	(388)	(13,067)	(157,935)
Class R6	-	-	(574)	(6,939)
Net increase (decrease) in share activity	(103,474)	$(1,302,299)	(35,729)	$(450,814)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 11—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
27	Invesco Income Advantage International Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Advantage International Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
 The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI ACWI ex-USA Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Board considered that the Fund’s longer-term performance was adversely impacted by its exposure to low volatility and value factors. The Board further considered that the Fund
28	Invesco Income Advantage International Fund

had changed its name, investment strategy and index against which future performance will be compared on July 15, 2021, and that performance results prior to such date reflected that of the Fund’s former strategy. As a result, the Board did not consider performance of the Fund prior to such date to be particularly relevant. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective July 15, 2021 in connection with the Fund’s repositioning. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
29	Invesco Income Advantage International Fund

federal securities laws and consistent with best execution obligations.
30	Invesco Income Advantage International Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
31	Invesco Income Advantage International Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
32	Invesco Income Advantage International Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GLVEY-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ■ C: CLIAX ■ R: RLIAX ■ Y: ALAYX ■ R5: ILAAX ■ R6: IIASX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.07%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	0.00%	$14,824,367	$129,337	$(13,905,520)	$(2,125,150)	$998,185	$208,121	0	$2
Invesco Multi-Asset Income Fund, Class R6	0.00%	38,177,088	631,461	(38,450,775)	7,172,371	(7,530,143)	631,461	0	2
Total Alternative Funds		53,001,455	760,798	(52,356,295)	5,047,221	(6,531,958)	839,582		4
Domestic Equity Funds–30.82%
Invesco Dividend Income Fund, Class R6	3.91%	12,974,888	1,976,739	(1,818,346)	135,982	375,020	146,451	533,188	13,644,283
Invesco Income Advantage U.S. Fund, Class R6	10.04%	—	35,279,818	(1,562,622)	1,251,221	38,116	610,500	3,220,472	35,006,533
Invesco Main Street Small Cap Fund, Class R6	1.71%	—	6,073,269	(224,735)	119,097	3,842	—	276,970	5,971,473
Invesco MSCI USA ETF	6.75%	—	24,181,593	(1,884,530)	1,208,477	53,271	77,472	433,146	23,558,811
Invesco Russell 1000® Dynamic Multifactor ETF	2.75%	—	10,054,478	(430,935)	(46,511)	6,697	42,430	182,582	9,583,729
Invesco S&P 500® High Dividend Low Volatility ETF	—	16,411,737	—	(16,601,309)	(3,880,812)	4,070,384	157,251	—	—
Invesco S&P 500® Pure Value ETF	4.22%	13,355,893	3,536,461	(2,392,470)	13,666	195,815	151,987	176,329	14,709,365
Invesco Value Opportunities Fund, Class R6	1.44%	—	5,194,395	(337,211)	156,558	15,999	—	248,505	5,029,741
Total Domestic Equity Funds		42,742,518	86,296,753	(25,252,158)	(1,042,322)	4,759,144	1,186,091		107,503,935
Fixed Income Funds–62.11%
Invesco Core Bond Fund, Class R6	25.02%	—	87,731,683	(1,852,945)	1,400,597	18,626	863,919	15,616,809	87,297,961
Invesco Core Plus Bond Fund, Class R6	24.11%	37,786,229	49,645,668	(3,569,779)	816,430	(575,578)	1,397,315	9,242,085	84,102,970
Invesco Corporate Bond Fund, Class R6	0.00%	48,322,018	724,375	(47,326,345)	734,858	(2,454,784)	724,376	20	122
Invesco Equal Weight 0-30 Year Treasury ETF	—	37,235,531	—	(34,874,010)	4,413,978	(6,775,499)	295,400	—	—
Invesco Floating Rate ESG Fund, Class R6	2.01%	21,025,250	705,912	(14,605,480)	(51,728)	(47,484)	706,040	1,042,503	7,026,470
Invesco High Yield Fund, Class R6	2.04%	38,345,166	846,574	(31,633,142)	(988,812)	547,810	846,669	2,033,599	7,117,596
Invesco Income Fund, Class R6	0.00%	31,516,020	562,464	(31,951,424)	1,504,215	(1,631,169)	562,463	15	106
Invesco International Bond Fund, Class R6	2.92%	11,233,828	499,401	(1,006,423)	(403,277)	(140,012)	277,673	2,413,156	10,183,517
Invesco Taxable Municipal Bond ETF	—	13,408,742	—	(12,923,805)	1,183,507	(1,668,444)	119,521	—	—
Invesco Variable Rate Investment Grade ETF	6.01%	—	21,376,781	(392,185)	(32,750)	(346)	317,780	833,393	20,951,500
Total Fixed Income Funds		238,872,784	162,092,858	(180,135,538)	8,577,018	(12,726,880)	6,111,156		216,680,242
Foreign Equity Funds–6.78%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.31%	15,269,098	5,703,175	(2,801,835)	180,840	179,202	350,869	380,659	18,530,480
Invesco S&P Emerging Markets Low Volatility ETF	1.47%	—	5,284,524	(136,686)	(21,636)	(811)	65,019	217,454	5,125,391
Invesco S&P International Developed Low Volatility ETF	—	15,284,534	—	(14,815,591)	(769,088)	300,145	104,809	—	—
iShares Global Infrastructure ETF(c)	—	15,047,531	—	(14,815,222)	(202,575)	(29,734)	—	—	—
Total Foreign Equity Funds		45,601,163	10,987,699	(32,569,334)	(812,459)	448,802	520,697		23,655,871
Money Market Funds–0.36%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)	0.14%	225,382	34,528,508	(34,278,482)	—	—	12,814	475,408	475,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.07%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)	0.07%	$161,002	$24,663,220	$(24,585,415)	$(29)	$(66)	$8,365	238,641	$238,712
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)	0.15%	257,580	39,461,152	(39,175,409)	—	—	14,601	543,323	543,323
Total Money Market Funds		643,964	98,652,880	(98,039,306)	(29)	(66)	35,780		1,257,443
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $341,209,419)	100.07%	380,861,884	358,790,988	(388,352,631)	11,769,429	(14,050,958)	8,693,306		349,097,495

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.31%(d)(e)	—	5,803,993	20,345,869	(26,149,862)	—	—	85,454(f)	—	—
Invesco Private Prime Fund, 5.48%(d)(e)	—	14,924,553	50,422,907	(65,347,100)	(1,718)	1,358	230,891(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	20,728,546	70,768,776	(91,496,962)	(1,718)	1,358	316,345		—
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $341,209,419)	100.07%	$401,590,430	$429,559,764	$(479,849,593)	$11,767,711	$(14,049,600)	$9,009,651		$349,097,495
OTHER ASSETS LESS LIABILITIES	(0.07)%								(255,380)
NET ASSETS	100.00%								$348,842,115
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Income Allocation Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in affiliated underlying funds, at value (Cost $341,209,419)	$349,097,495
Receivable for:
Fund shares sold	47,484
Dividends - affiliated underlying funds	840,981
Investment for trustee deferred compensation and retirement plans	36,025
Other assets	54,849
Total assets	350,076,834
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	833,067
Dividends	146,597
Fund shares reacquired	17,017
Accrued fees to affiliates	164,485
Accrued other operating expenses	32,733
Trustee deferred compensation and retirement plans	40,820
Total liabilities	1,234,719
Net assets applicable to shares outstanding	$348,842,115
Net assets consist of:
Shares of beneficial interest	$388,162,538
Distributable earnings (loss)	(39,320,423)
$348,842,115
Net Assets:
Class A	$306,041,459
Class C	$16,800,400
Class R	$4,110,996
Class Y	$21,812,514
Class R5	$66,349
Class R6	$10,397
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	29,512,466
Class C	1,618,105
Class R	396,173
Class Y	2,103,849
Class R5	6,400
Class R6	1,003
Class A:
Net asset value	$10.37
Maximum offering price per share (Net asset value of $10.37 ÷ 94.50%)	$10.97
Class C:
Net asset value and offering price per share	$10.38
Class R:
Net asset value and offering price per share	$10.38
Class Y:
Net asset value and offering price per share	$10.37
Class R5:
Net asset value and offering price per share	$10.37
Class R6:
Net asset value and offering price per share	$10.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Income Allocation Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $13,809)	$8,707,115
Interest	1,288
Total investment income	8,708,403
Expenses:
Administrative services fees	27,166
Custodian fees	1,724
Distribution fees:
Class A	394,917
Class C	92,216
Class R	9,720
Transfer agent fees — A, C, R and Y	218,684
Transfer agent fees — R5	29
Transfer agent fees — R6	2
Trustees’ and officers’ fees and benefits	10,847
Registration and filing fees	45,361
Reports to shareholders	52,278
Professional services fees	21,051
Other	6,009
Total expenses	880,004
Less: Expenses reimbursed	(2,691)
Net expenses	877,313
Net investment income	7,831,090
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(14,019,866)
Unaffiliated underlying fund shares	(29,734)
(14,049,600)
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	11,970,286
Unaffiliated underlying fund shares	(202,575)
11,767,711
Net realized and unrealized gain (loss)	(2,281,889)
Net increase in net assets resulting from operations	$5,549,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Income Allocation Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$7,831,090	$17,715,324
Net realized gain (loss)	(14,049,600)	(2,845,726)
Change in net unrealized appreciation	11,767,711	12,079,726
Net increase in net assets resulting from operations	5,549,201	26,949,324
Distributions to shareholders from distributable earnings:
Class A	(5,530,439)	(14,406,488)
Class C	(252,607)	(817,701)
Class R	(63,637)	(143,544)
Class Y	(368,733)	(1,051,534)
Class R5	(1,233)	(2,993)
Class R6	(324)	(8,158)
Total distributions from distributable earnings	(6,216,973)	(16,430,418)
Share transactions–net:
Class A	(29,826,637)	(39,007,640)
Class C	(3,856,540)	(9,497,899)
Class R	419,779	138,694
Class Y	1,175,625	(8,167,044)
Class R5	1,358	(30,616)
Class R6	1,166	(327,954)
Net increase (decrease) in net assets resulting from share transactions	(32,085,249)	(56,892,459)
Net increase (decrease) in net assets	(32,753,021)	(46,373,553)
Net assets:
Beginning of period	381,595,136	427,968,689
End of period	$348,842,115	$381,595,136
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Income Allocation Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/24	$10.38	$0.23	$(0.06)	$0.17	$(0.18)	$—	$(0.18)	$10.37	1.67%	$306,041	0.46%(e)	0.46%(e)	4.41%(e)	72%
Year ended 12/31/23	10.10	0.45	0.25	0.70	(0.42)	—	(0.42)	10.38	7.14	336,482	0.43	0.43	4.41	41
Year ended 12/31/22	11.84	0.35	(1.73)	(1.38)	(0.36)	—	(0.36)	10.10	(11.78)	366,254	0.37	0.43	3.25	30
Year ended 12/31/21	11.37	0.34	0.51	0.85	(0.38)	—	(0.38)	11.84	7.56	458,085	0.25	0.42	2.90	16
Year ended 12/31/20	11.60	0.40	(0.17)	0.23	(0.46)	(0.00)	(0.46)	11.37	2.33	414,703	0.25	0.43	3.65	66
Year ended 12/31/19	10.76	0.49	1.12	1.61	(0.53)	(0.24)	(0.77)	11.60	15.19	434,337	0.25	0.44	4.28	14
Class C
Six months ended 06/30/24	10.40	0.19	(0.07)	0.12	(0.14)	—	(0.14)	10.38	1.19	16,800	1.21(e)	1.21(e)	3.66(e)	72
Year ended 12/31/23	10.11	0.37	0.27	0.64	(0.35)	—	(0.35)	10.40	6.43	20,704	1.18	1.18	3.66	41
Year ended 12/31/22	11.85	0.27	(1.73)	(1.46)	(0.28)	—	(0.28)	10.11	(12.43)	29,588	1.12	1.18	2.50	30
Year ended 12/31/21	11.38	0.25	0.51	0.76	(0.29)	—	(0.29)	11.85	6.76	46,368	1.00	1.17	2.15	16
Year ended 12/31/20	11.61	0.31	(0.16)	0.15	(0.38)	(0.00)	(0.38)	11.38	1.56	57,434	1.00	1.18	2.90	66
Year ended 12/31/19	10.78	0.41	1.10	1.51	(0.44)	(0.24)	(0.68)	11.61	14.22	78,374	1.00	1.19	3.53	14
Class R
Six months ended 06/30/24	10.39	0.21	(0.05)	0.16	(0.17)	—	(0.17)	10.38	1.54	4,111	0.71(e)	0.71(e)	4.16(e)	72
Year ended 12/31/23	10.11	0.42	0.26	0.68	(0.40)	—	(0.40)	10.39	6.86	3,693	0.68	0.68	4.16	41
Year ended 12/31/22	11.84	0.32	(1.72)	(1.40)	(0.33)	—	(0.33)	10.11	(11.91)	3,470	0.62	0.68	3.00	30
Year ended 12/31/21	11.38	0.31	0.50	0.81	(0.35)	—	(0.35)	11.84	7.20	5,115	0.50	0.67	2.65	16
Year ended 12/31/20	11.60	0.37	(0.16)	0.21	(0.43)	(0.00)	(0.43)	11.38	2.17	4,975	0.50	0.68	3.40	66
Year ended 12/31/19	10.77	0.46	1.11	1.57	(0.50)	(0.24)	(0.74)	11.60	14.80	6,847	0.50	0.69	4.03	14
Class Y
Six months ended 06/30/24	10.38	0.24	(0.06)	0.18	(0.19)	—	(0.19)	10.37	1.80	21,813	0.21(e)	0.21(e)	4.66(e)	72
Year ended 12/31/23	10.10	0.47	0.26	0.73	(0.45)	—	(0.45)	10.38	7.41	20,642	0.18	0.18	4.66	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.38)	—	(0.38)	10.10	(11.48)	28,227	0.12	0.18	3.50	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	—	(0.41)	11.83	7.74	48,311	0.00	0.17	3.15	16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	49,435	0.00	0.18	3.90	66
Year ended 12/31/19	10.76	0.52	1.11	1.63	(0.55)	(0.24)	(0.79)	11.60	15.48	70,139	0.00	0.19	4.53	14
Class R5
Six months ended 06/30/24	10.38	0.24	(0.06)	0.18	(0.19)	—	(0.19)	10.37	1.81	66	0.18(e)	0.18(e)	4.69(e)	72
Year ended 12/31/23	10.09	0.48	0.26	0.74	(0.45)	—	(0.45)	10.38	7.53	65	0.16	0.16	4.68	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	—	(0.39)	10.09	(11.55)	93	0.11	0.16	3.51	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	—	(0.41)	11.83	7.74	136	0.00	0.16	3.15	16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	367	0.00	0.16	3.90	66
Year ended 12/31/19	10.77	0.52	1.10	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	1,712	0.00	0.16	4.53	14
Class R6
Six months ended 06/30/24	10.38	0.24	(0.05)	0.19	(0.20)	—	(0.20)	10.37	1.85	10	0.11(e)	0.11(e)	4.76(e)	72
Year ended 12/31/23	10.09	0.49	0.26	0.75	(0.46)	—	(0.46)	10.38	7.60	9	0.10	0.10	4.74	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	—	(0.39)	10.09	(11.51)	337	0.06	0.09	3.56	30
Year ended 12/31/21	11.36	0.37	0.51	0.88	(0.41)	—	(0.41)	11.83	7.83	139	0.00	0.12	3.15	16
Year ended 12/31/20	11.60	0.45	(0.20)	0.25	(0.49)	(0.00)	(0.49)	11.36	2.50	10	0.00	0.14	3.90	66
Year ended 12/31/19	10.77	0.53	1.09	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	187	0.00	0.13	4.53	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.46%, 0.46%, 0.45%, 0.45%, 0.51% and 0.52% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Income Allocation Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, growth of capital.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by
8	Invesco Income Allocation Fund

the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
9	Invesco Income Allocation Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $572 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
I.	Other Risks - Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $11,599 in front-end sales commissions from the sale of Class A shares and $9,211 and $39 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
10	Invesco Income Allocation Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,691.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,384,884	$16,396,269	$24,781,153
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $260,138,108 and $290,313,325, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,228,148
Aggregate unrealized (depreciation) of investments	(4,589,794)
Net unrealized appreciation (depreciation) of investments	$(3,361,646)
Cost of investments for tax purposes is $352,459,141.
11	Invesco Income Allocation Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,040,324	$10,772,611	3,842,109	$39,041,764
Class C	44,073	455,972	125,465	1,287,920
Class R	55,094	568,451	82,253	840,947
Class Y	545,243	5,610,000	471,786	4,771,451
Class R5	45	463	118	1,225
Class R6	1,671	17,090	9,525	97,151
Issued as reinvestment of dividends:
Class A	448,686	4,616,374	1,174,259	11,913,832
Class C	20,971	216,019	66,324	674,579
Class R	6,163	63,474	14,121	143,288
Class Y	23,986	246,768	63,253	641,505
Class R5	98	1,010	244	2,479
Class R6	15	150	745	7,569
Automatic conversion of Class C shares to Class A shares:
Class A	166,976	1,670,167	310,401	3,135,823
Class C	(166,790)	(1,670,167)	(310,011)	(3,135,823)
Reacquired:
Class A	(4,547,830)	(46,885,789)	(9,191,014)	(93,099,059)
Class C	(271,592)	(2,858,364)	(816,674)	(8,324,575)
Class R	(20,507)	(212,146)	(84,321)	(845,541)
Class Y	(453,645)	(4,681,143)	(1,342,288)	(13,580,000)
Class R5	(11)	(115)	(3,303)	(34,320)
Class R6	(1,560)	(16,074)	(42,790)	(432,674)
Net increase (decrease) in share activity	(3,108,590)	$(32,085,249)	(5,629,798)	$(56,892,459)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
12	Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Income Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund underwent a change in investment process in 2020 and a change in portfolio management in 2023. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to
13	Invesco Income Allocation Fund

certain segments of the equity market, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14	Invesco Income Allocation Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
15	Invesco Income Allocation Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco Income Allocation Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	INCAL-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco International Diversified Fund
Nasdaq:
A: OIDAX ■ C: OIDCX ■ R: OIDNX ■ Y: OIDYX ■ R5: INDFX ■ R6: OIDIX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Proxy Results
15	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Invesco International Diversified Fund
Schedule of Investments in Affiliated Issuers–99.68%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/24	Value 06/30/24
Foreign Equity Funds–99.68%
Invesco Developing Markets Fund, Class R6	20.08%	$423,319,866	$3,544,206	$(57,119,632)	$5,878,407	$4,653,681	$—	9,590,833	$380,276,528
Invesco EQV International Equity Fund, Class R6	24.80%	527,340,461	—	(71,518,789)	7,629,661	6,136,095	—	19,493,044	469,587,428
Invesco International Small-Mid Company Fund, Class R6	29.95%	634,976,734	3,480,706	(45,778,078)	(32,244,270)	6,539,972	—	13,845,545	566,975,064
Invesco Oppenheimer International Growth Fund, Class R6	24.85%	525,496,022	443,907	(69,996,167)	7,724,256	6,763,204	—	12,842,785	470,431,222
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,196,663,280)	99.68%	$2,111,133,083	$7,468,819	$(244,412,666)	$(11,011,946)	$24,092,952	$—		$1,887,270,242
OTHER ASSETS LESS LIABILITIES	0.32%								6,009,276
NET ASSETS	100.00%								$1,893,279,518
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco International Diversified Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in affiliated underlying funds, at value (Cost $1,196,663,280)	$1,887,270,242
Cash	8,359,547
Receivable for:
Interest	60
Fund shares sold	587,090
Investment for trustee deferred compensation and retirement plans	161,551
Other assets	87,324
Total assets	1,896,465,814
Liabilities:
Payable for:
Dividends	196
Fund shares reacquired	2,072,843
Accrued fees to affiliates	810,118
Accrued trustees’ and officers’ fees and benefits	17,284
Accrued other operating expenses	111,321
Trustee deferred compensation and retirement plans	174,534
Total liabilities	3,186,296
Net assets applicable to shares outstanding	$1,893,279,518
Net assets consist of:
Shares of beneficial interest	$1,263,805,378
Distributable earnings	629,474,140
$1,893,279,518
Net Assets:
Class A	$788,802,489
Class C	$59,459,673
Class R	$115,156,751
Class Y	$684,496,659
Class R5	$32,330
Class R6	$245,331,616
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	48,706,384
Class C	3,965,566
Class R	7,314,207
Class Y	41,434,932
Class R5	1,978
Class R6	14,741,496
Class A:
Net asset value per share	$16.20
Maximum offering price per share (Net asset value of $16.20 ÷ 94.50%)	$17.14
Class C:
Net asset value and offering price per share	$14.99
Class R:
Net asset value and offering price per share	$15.74
Class Y:
Net asset value and offering price per share	$16.52
Class R5:
Net asset value and offering price per share	$16.34
Class R6:
Net asset value and offering price per share	$16.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco International Diversified Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Expenses:
Custodian fees	$336
Distribution fees:
Class A	1,005,411
Class C	323,262
Class R	297,917
Transfer agent fees — A, C, R and Y	1,421,810
Transfer agent fees — R5	15
Transfer agent fees — R6	39,243
Trustees’ and officers’ fees and benefits	21,324
Registration and filing fees	53,148
Reports to shareholders	240,287
Professional services fees	25,145
Other	13,748
Total expenses	3,441,646
Less: Expense offset arrangement(s)	(41,238)
Net expenses	3,400,408
Net investment income (loss)	(3,400,408)
Realized and unrealized gain (loss) from:
Net realized gain from affiliated underlying fund shares	24,092,952
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(11,011,946)
Net realized and unrealized gain	13,081,006
Net increase in net assets resulting from operations	$9,680,598
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco International Diversified Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(3,400,408)	$21,241,142
Net realized gain	24,092,952	140,520,743
Change in net unrealized appreciation (depreciation)	(11,011,946)	163,852,085
Net increase in net assets resulting from operations	9,680,598	325,613,970
Distributions to shareholders from distributable earnings:
Class A	—	(3,239,175)
Class C	—	(294,258)
Class R	—	(494,193)
Class Y	—	(2,992,352)
Class R5	—	(122)
Class R6	—	(1,058,137)
Total distributions from distributable earnings	—	(8,078,237)
Share transactions–net:
Class A	(61,639,065)	(109,431,454)
Class C	(10,766,979)	(22,722,950)
Class R	(11,429,245)	(14,937,226)
Class Y	(115,402,846)	(194,396,263)
Class R5	—	91
Class R6	(40,067,732)	(197,721,990)
Net increase (decrease) in net assets resulting from share transactions	(239,305,867)	(539,209,792)
Net increase (decrease) in net assets	(229,625,269)	(221,674,059)
Net assets:
Beginning of period	2,122,904,787	2,344,578,846
End of period	$1,893,279,518	$2,122,904,787
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco International Diversified Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (e)
Class A
Six months ended 06/30/24	$16.12	$(0.04)	$0.12	$0.08	$—	$—	$—	$16.20	0.50%	$788,802	0.45%(f)	0.45%(f)	(0.45)%(f)	0%
Year ended 12/31/23	14.02	0.13	2.03	2.16	(0.06)	—	(0.06)	16.12	15.43	846,831	0.42	0.42	0.84	7
Year ended 12/31/22	21.53	0.05	(5.49)	(5.44)	(0.06)	(2.01)	(2.07)	14.02	(25.32)	838,141	0.44	0.44	0.26	15
Year ended 12/31/21	22.41	0.06	0.77	0.83	(0.11)	(1.60)	(1.71)	21.53	3.89	1,337,605	0.42	0.42	0.26	20
Year ended 12/31/20	18.88	(0.01)	3.79	3.78	(0.19)	(0.06)	(0.25)	22.41	20.56	1,403,095	0.44	0.44	(0.04)	12
Eight months ended 12/31/19	18.00	0.14	1.14	1.28	(0.18)	(0.22)	(0.40)	18.88	7.16	1,279,901	0.44(f)	0.44(f)	1.16(f)	5
Year ended 04/30/19	18.47	0.13	(0.47)	(0.34)	(0.13)	—	(0.13)	18.00	(1.73)	1,226,049	0.45	0.45	0.76	7
Class C
Six months ended 06/30/24	14.98	(0.09)	0.10	0.01	—	—	—	14.99	0.07	59,460	1.20(f)	1.20(f)	(1.20)(f)	0
Year ended 12/31/23	13.13	0.01	1.90	1.91	(0.06)	—	(0.06)	14.98	14.57	70,156	1.17	1.17	0.09	7
Year ended 12/31/22	20.49	(0.08)	(5.21)	(5.29)	(0.06)	(2.01)	(2.07)	13.13	(25.88)	82,628	1.19	1.19	(0.49)	15
Year ended 12/31/21	21.46	(0.11)	0.74	0.63	—	(1.60)	(1.60)	20.49	3.11	164,886	1.17	1.17	(0.49)	20
Year ended 12/31/20	18.24	(0.14)	3.61	3.47	(0.19)	(0.06)	(0.25)	21.46	19.58	211,223	1.19	1.19	(0.79)	12
Eight months ended 12/31/19	17.48	0.05	1.11	1.16	(0.18)	(0.22)	(0.40)	18.24	6.68	282,376	1.19(f)	1.19(f)	0.40(f)	5
Year ended 04/30/19	17.92	0.00	(0.44)	(0.44)	—	—	—	17.48	(2.46)	417,155	1.20	1.20	0.01	7
Class R
Six months ended 06/30/24	15.69	(0.05)	0.10	0.05	—	—	—	15.74	0.32	115,157	0.70(f)	0.70(f)	(0.70)(f)	0
Year ended 12/31/23	13.68	0.09	1.98	2.07	(0.06)	—	(0.06)	15.69	15.15	126,234	0.67	0.67	0.59	7
Year ended 12/31/22	21.13	0.00	(5.38)	(5.38)	(0.06)	(2.01)	(2.07)	13.68	(25.52)	123,943	0.69	0.69	0.01	15
Year ended 12/31/21	22.02	0.00	0.76	0.76	(0.05)	(1.60)	(1.65)	21.13	3.62	179,362	0.67	0.67	0.01	20
Year ended 12/31/20	18.61	(0.05)	3.71	3.66	(0.19)	(0.06)	(0.25)	22.02	20.21	196,106	0.69	0.69	(0.29)	12
Eight months ended 12/31/19	17.77	0.11	1.13	1.24	(0.18)	(0.22)	(0.40)	18.61	7.03	187,607	0.69(f)	0.69(f)	0.90(f)	5
Year ended 04/30/19	18.23	0.09	(0.46)	(0.37)	(0.09)	—	(0.09)	17.77	(1.96)	200,643	0.70	0.70	0.51	7
Class Y
Six months ended 06/30/24	16.43	(0.02)	0.11	0.09	—	—	—	16.52	0.55	684,497	0.20(f)	0.20(f)	(0.20)(f)	0
Year ended 12/31/23	14.25	0.17	2.07	2.24	(0.06)	—	(0.06)	16.43	15.74	795,604	0.17	0.17	1.09	7
Year ended 12/31/22	21.83	0.09	(5.57)	(5.48)	(0.09)	(2.01)	(2.10)	14.25	(25.15)	871,554	0.19	0.19	0.51	15
Year ended 12/31/21	22.71	0.12	0.78	0.90	(0.18)	(1.60)	(1.78)	21.83	4.17	1,823,128	0.17	0.17	0.51	20
Year ended 12/31/20	19.10	0.04	3.84	3.88	(0.21)	(0.06)	(0.27)	22.71	20.83	2,019,871	0.19	0.19	0.21	12
Eight months ended 12/31/19	18.17	0.17	1.16	1.33	(0.18)	(0.22)	(0.40)	19.10	7.37	2,349,592	0.17(f)	0.19(f)	1.43(f)	5
Year ended 04/30/19	18.65	0.18	(0.48)	(0.30)	(0.18)	—	(0.18)	18.17	(1.41)	2,386,585	0.16	0.20	1.05	7
Class R5
Six months ended 06/30/24	16.25	(0.01)	0.10	0.09	—	—	—	16.34	0.55	32	0.14(f)	0.14(f)	(0.14)(f)	0
Year ended 12/31/23	14.08	0.17	2.06	2.23	(0.06)	—	(0.06)	16.25	15.86	32	0.12	0.12	1.14	7
Year ended 12/31/22	21.61	0.10	(5.51)	(5.41)	(0.11)	(2.01)	(2.12)	14.08	(25.09)	28	0.10	0.10	0.60	15
Year ended 12/31/21	22.50	0.15	0.78	0.93	(0.22)	(1.60)	(1.82)	21.61	4.32	73	0.07	0.07	0.61	20
Year ended 12/31/20	18.93	0.07	3.80	3.87	(0.24)	(0.06)	(0.30)	22.50	20.96	24	0.05	0.05	0.35	12
Period ended 12/31/19(g)	17.05	0.16	2.12	2.28	(0.18)	(0.22)	(0.40)	18.93	13.42	11	0.07(f)	0.07(f)	1.52(f)	5
Class R6
Six months ended 06/30/24	16.54	(0.01)	0.11	0.10	—	—	—	16.64	0.60	245,332	0.07(f)	0.07(f)	(0.07)(f)	0
Year ended 12/31/23	14.33	0.19	2.08	2.27	(0.06)	—	(0.06)	16.54	15.86	284,047	0.05	0.05	1.21	7
Year ended 12/31/22	21.94	0.11	(5.58)	(5.47)	(0.13)	(2.01)	(2.14)	14.33	(25.02)	428,285	0.04	0.04	0.66	15
Year ended 12/31/21	22.82	0.16	0.78	0.94	(0.22)	(1.60)	(1.82)	21.94	4.31	812,719	0.03	0.03	0.65	20
Year ended 12/31/20	19.19	0.07	3.86	3.93	(0.24)	(0.06)	(0.30)	22.82	20.99	842,979	0.04	0.04	0.36	12
Eight months ended 12/31/19	18.23	0.19	1.17	1.36	(0.18)	(0.22)	(0.40)	19.19	7.51	805,573	0.03(f)	0.03(f)	1.57(f)	5
Year ended 04/30/19	18.73	0.20	(0.49)	(0.29)	(0.21)	—	(0.21)	18.23	(1.37)	734,849	0.04	0.04	1.17	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.83%, 0.82% and 0.81% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(d)	Does not include indirect expenses from affiliated fund fees and expenses of 0.80% and 0.83% for the eight months ended December 31, 2019 and the year ended April 30, 2019, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $103,226,025 and sold of $86,850,094 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco International Allocation Fund into the Fund.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco International Diversified Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund is a "fund of funds", in that it invests in other mutual funds ("underlying funds") advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco"). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
7	Invesco International Diversified Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in
8	Invesco International Diversified Fund

privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $37,592 in front-end sales commissions from the sale of Class A shares and $120 and $786 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $41,238.
9	Invesco International Diversified Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$15,085,259	$30,820,098	$45,905,357
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $7,468,819 and $244,412,666, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$633,645,914
Aggregate unrealized (depreciation) of investments	—
Net unrealized appreciation of investments	$633,645,914
Cost of investments for tax purposes is $1,253,624,328.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,406,097	$22,691,274	3,532,434	$53,657,133
Class C	165,297	2,476,870	435,306	6,169,744
Class R	438,534	6,891,466	1,049,393	15,503,737
Class Y	2,379,246	39,187,478	6,675,032	102,727,318
Class R6	1,219,548	20,239,671	3,423,264	52,930,890
Issued as reinvestment of dividends:
Class A	-	-	189,559	2,983,640
Class C	-	-	18,959	277,362
Class R	-	-	32,123	492,127
Class Y	-	-	145,232	2,329,551
Class R5	-	-	5	91
Class R6	-	-	62,952	1,016,051
Automatic conversion of Class C shares to Class A shares:
Class A	327,744	5,305,572	760,966	11,511,741
Class C	(353,370)	(5,305,572)	(815,464)	(11,511,741)
10	Invesco International Diversified Fund

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(5,548,391)	$(89,635,911)	(11,736,518)	$(177,583,968)
Class C	(528,383)	(7,938,277)	(1,248,158)	(17,658,315)
Class R	(1,167,430)	(18,320,711)	(2,095,435)	(30,933,090)
Class Y	(9,377,437)	(154,590,324)	(19,551,916)	(299,453,132)
Class R6	(3,653,515)	(60,307,403)	(16,199,804)	(251,668,931)
Net increase (decrease) in share activity	(14,692,060)	$(239,305,867)	(35,322,070)	$(539,209,792)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
11	Invesco International Diversified Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Diversified Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex USA® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods, and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board considered that the Fund was
12	Invesco International Diversified Fund

created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board considered that the Fund’s overweight exposures to certain geographic regions and capitalization sizes, as well as stock selection in certain regions and sectors (each of the foregoing achieved by exposure to underlying funds), detracted from Fund performance.  The Board noted that the Fund is a fund of funds that invests primarily in certain underlying affiliated funds and discussed how the performance of the underlying funds contributed to or detracted from the Fund’s performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities.  The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees.  Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that there were only four funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.  The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted
that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds.  The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds.  The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
13	Invesco International Diversified Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
14	Invesco International Diversified Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15	Invesco International Diversified Fund

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-IDIV-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Main Street Mid Cap Fund®
Nasdaq:
A: OPMSX ■ C: OPMCX ■ R: OPMNX ■ Y: OPMYX ■ R5: MSMJX ■ R6: OPMIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Proxy Results
19	Other Information Required in Shareholder Reports

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.33%
Advertising–1.68%
Trade Desk, Inc. (The), Class A(b)	414,629	$40,496,814
Aerospace & Defense–3.87%
Curtiss-Wright Corp.	142,991	38,747,701
Howmet Aerospace, Inc.	544,067	42,235,921
Huntington Ingalls Industries, Inc.	49,211	12,122,146
		93,105,768
Application Software–3.27%
Manhattan Associates, Inc.(b)	143,827	35,479,244
Tyler Technologies, Inc.(b)	86,225	43,352,206
		78,831,450
Asset Management & Custody Banks–1.03%
Blue Owl Capital, Inc.(c)	1,399,832	24,847,018
Automotive Parts & Equipment–1.84%
Aptiv PLC(b)	344,117	24,232,719
Visteon Corp.(b)	188,116	20,071,977
		44,304,696
Biotechnology–1.27%
Ascendis Pharma A/S, ADR (Denmark)(b)	153,215	20,895,462
Natera, Inc.(b)	88,940	9,631,312
		30,526,774
Building Products–1.51%
Fortune Brands Innovations, Inc.	255,352	16,582,559
Johnson Controls International PLC	296,519	19,709,618
		36,292,177
Cargo Ground Transportation–0.56%
J.B. Hunt Transport Services, Inc.	83,961	13,433,760
Communications Equipment–1.40%
Motorola Solutions, Inc.	87,123	33,633,834
Construction Machinery & Heavy Transportation Equipment– 1.24%
Allison Transmission Holdings, Inc.	393,269	29,849,117
Construction Materials–1.31%
Summit Materials, Inc., Class A(b)	864,080	31,633,969
Consumer Staples Merchandise Retail–1.42%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	390,224	34,277,276
Distillers & Vintners–0.94%
Constellation Brands, Inc., Class A	88,026	22,647,329
Distributors–0.95%
LKQ Corp.	549,624	22,858,862
Diversified Financial Services–1.28%
Equitable Holdings, Inc.	755,058	30,851,670
Electric Utilities–1.08%
PPL Corp.	937,465	25,920,907
Shares		Value
Electrical Components & Equipment–4.19%
Hubbell, Inc.	110,572	$40,411,855
Regal Rexnord Corp.	120,605	16,308,208
Rockwell Automation, Inc.	94,562	26,031,027
Vertiv Holdings Co., Class A	208,354	18,037,206
		100,788,296
Electronic Equipment & Instruments–0.89%
Keysight Technologies, Inc.(b)	156,237	21,365,410
Environmental & Facilities Services–0.75%
Casella Waste Systems, Inc., Class A(b)(c)	181,752	18,033,433
Financial Exchanges & Data–0.88%
Cboe Global Markets, Inc.	124,196	21,120,772
Food Distributors–0.74%
Sysco Corp.	248,257	17,723,067
Footwear–1.06%
Deckers Outdoor Corp.(b)	26,449	25,601,310
Health Care Equipment–1.15%
Zimmer Biomet Holdings, Inc.	254,001	27,566,729
Health Care Facilities–4.01%
Acadia Healthcare Co., Inc.(b)	335,240	22,642,109
Encompass Health Corp.	338,473	29,037,599
Tenet Healthcare Corp.(b)	337,768	44,933,277
		96,612,985
Health Care Supplies–1.11%
Cooper Cos., Inc. (The)	306,905	26,792,807
Homebuilding–3.11%
D.R. Horton, Inc.	250,993	35,372,443
TopBuild Corp.(b)	102,350	39,432,385
		74,804,828
Hotels, Resorts & Cruise Lines–2.75%
Choice Hotels International, Inc.(c)	230,958	27,484,002
Royal Caribbean Cruises Ltd.(b)	242,312	38,631,802
		66,115,804
Household Products–1.03%
Church & Dwight Co., Inc.	238,209	24,697,509
Human Resource & Employment Services–2.18%
Korn Ferry	482,664	32,406,061
Paylocity Holding Corp.(b)(c)	151,866	20,023,532
		52,429,593
Industrial Machinery & Supplies & Components–2.76%
Lincoln Electric Holdings, Inc.	137,203	25,881,974
Xylem, Inc.	299,478	40,618,201
		66,500,175
Industrial REITs–1.45%
First Industrial Realty Trust, Inc.	736,251	34,979,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Main Street Mid Cap Fund®

Shares		Value
Insurance Brokers–1.50%
Arthur J. Gallagher & Co.	139,035	$36,053,166
Interactive Home Entertainment–1.32%
Electronic Arts, Inc.	227,748	31,732,129
Interactive Media & Services–1.37%
Pinterest, Inc., Class A(b)	746,256	32,887,502
Internet Services & Infrastructure–1.07%
MongoDB, Inc.(b)	103,531	25,878,609
Investment Banking & Brokerage–1.80%
Raymond James Financial, Inc.	351,034	43,391,313
IT Consulting & Other Services–0.70%
Amdocs Ltd.	213,968	16,886,355
Life Sciences Tools & Services–1.61%
Bio-Techne Corp.	277,843	19,907,451
Lonza Group AG (Switzerland)	34,734	18,909,358
		38,816,809
Managed Health Care–0.57%
Molina Healthcare, Inc.(b)	45,971	13,667,178
Metal, Glass & Plastic Containers–1.21%
Silgan Holdings, Inc.(c)	688,727	29,153,814
Multi-Family Residential REITs–1.31%
Mid-America Apartment Communities, Inc.	221,405	31,574,567
Multi-line Insurance–1.60%
American International Group, Inc.	519,008	38,531,154
Multi-Utilities–2.52%
Ameren Corp.	375,682	26,714,747
CMS Energy Corp.	568,583	33,847,746
		60,562,493
Oil & Gas Equipment & Services–0.79%
NOV, Inc.	999,533	19,001,122
Oil & Gas Exploration & Production–2.87%
Chesapeake Energy Corp.(c)	390,642	32,106,866
Marathon Oil Corp.	1,291,736	37,034,071
		69,140,937
Oil & Gas Storage & Transportation–1.48%
Cheniere Energy, Inc.	203,323	35,546,960
Other Specialized REITs–1.30%
Lamar Advertising Co., Class A	262,490	31,375,430
Other Specialty Retail–1.17%
Tractor Supply Co.	104,329	28,168,830
Personal Care Products–0.97%
BellRing Brands, Inc.(b)	406,631	23,234,895
Pharmaceuticals–0.70%
Intra-Cellular Therapies, Inc.(b)	246,920	16,911,551
Property & Casualty Insurance–1.38%
Hartford Financial Services Group, Inc. (The)	329,471	33,125,014
Shares		Value
Regional Banks–3.65%
M&T Bank Corp.	228,296	$34,554,883
Webster Financial Corp.	690,941	30,118,118
Wintrust Financial Corp.	234,479	23,110,250
		87,783,251
Reinsurance–0.62%
Reinsurance Group of America, Inc.	73,119	15,009,136
Research & Consulting Services–2.43%
CACI International, Inc., Class A(b)	81,189	34,921,824
TransUnion(c)	319,548	23,697,680
		58,619,504
Retail REITs–0.88%
Kimco Realty Corp.	1,082,686	21,069,070
Semiconductor Materials & Equipment–1.71%
KLA Corp.	19,681	16,227,181
MKS Instruments, Inc.(c)	191,671	25,028,399
		41,255,580
Semiconductors–3.05%
Astera Labs, Inc.(b)(c)	175,379	10,612,183
Marvell Technology, Inc.	563,969	39,421,433
Microchip Technology, Inc.	256,796	23,496,834
		73,530,450
Single-Family Residential REITs–1.46%
American Homes 4 Rent, Class A	948,286	35,238,308
Specialty Chemicals–2.53%
DuPont de Nemours, Inc.	422,019	33,968,309
PPG Industries, Inc.	214,397	26,990,439
		60,958,748
Systems Software–0.96%
GitLab, Inc., Class A(b)	464,505	23,095,189
Telecom Tower REITs–0.55%
SBA Communications Corp., Class A	67,176	13,186,649
Trading Companies & Distributors–0.54%
Air Lease Corp., Class A(c)	273,026	12,976,926
Total Common Stocks & Other Equity Interests (Cost $1,846,225,931)		2,367,006,063
Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	13,946,198	13,946,198
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	10,083,117	10,086,142
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	15,938,511	15,938,511
Total Money Market Funds (Cost $39,970,851)		39,970,851
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,886,196,782)		2,406,976,914
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.33%
Invesco Private Government Fund, 5.31%(d)(e)(f)	29,219,776	29,219,776
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	75,112,546	$75,135,080
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,354,856)		104,354,856
TOTAL INVESTMENTS IN SECURITIES–104.32% (Cost $1,990,551,638)		2,511,331,770
OTHER ASSETS LESS LIABILITIES—(4.32)%		(104,087,197)
NET ASSETS–100.00%		$2,407,244,573
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,284,585	$79,639,477	$(73,977,864)	$-	$-	$13,946,198	$174,415
Invesco Liquid Assets Portfolio, Institutional Class	5,919,499	56,885,339	(52,716,998)	(1,701)	2	10,086,142	134,361
Invesco Treasury Portfolio, Institutional Class	9,468,098	91,016,544	(84,546,130)	-	-	15,938,511	198,893
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,179,045	281,251,869	(289,211,138)	-	-	29,219,776	682,718*
Invesco Private Prime Fund	94,729,448	610,974,270	(630,536,004)	(6,660)	(25,974)	75,135,080	1,852,795*
Total	$155,580,675	$1,119,767,499	$(1,130,988,134)	$(8,361)	$(25,972)	$144,325,707	$3,043,182

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,846,225,931)*	$2,367,006,063
Investments in affiliated money market funds, at value (Cost $144,325,707)	144,325,707
Cash	5,000,039
Foreign currencies, at value (Cost $148)	149
Receivable for:
Fund shares sold	647,012
Dividends	1,222,285
Investment for trustee deferred compensation and retirement plans	592,272
Other assets	338,682
Total assets	2,519,132,209
Liabilities:
Payable for:
Fund shares reacquired	5,500,390
Collateral upon return of securities loaned	104,354,856
Accrued fees to affiliates	1,309,579
Accrued other operating expenses	107,073
Trustee deferred compensation and retirement plans	615,738
Total liabilities	111,887,636
Net assets applicable to shares outstanding	$2,407,244,573
Net assets consist of:
Shares of beneficial interest	$1,740,686,209
Distributable earnings	666,558,364
$2,407,244,573
Net Assets:
Class A	$1,780,746,985
Class C	$59,595,525
Class R	$139,967,943
Class Y	$318,424,387
Class R5	$14,710,385
Class R6	$93,799,348
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	63,590,141
Class C	3,065,628
Class R	5,507,919
Class Y	10,019,993
Class R5	518,879
Class R6	2,949,665
Class A:
Net asset value per share	$28.00
Maximum offering price per share (Net asset value of $28.00 ÷ 94.50%)	$29.63
Class C:
Net asset value and offering price per share	$19.44
Class R:
Net asset value and offering price per share	$25.41
Class Y:
Net asset value and offering price per share	$31.78
Class R5:
Net asset value and offering price per share	$28.35
Class R6:
Net asset value and offering price per share	$31.80

*	At June 30, 2024, securities with an aggregate value of $102,519,674 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Main Street Mid Cap Fund®

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $9,040)	$15,038,458
Dividends from affiliated money market funds (includes net securities lending income of $150,288)	657,957
Total investment income	15,696,415
Expenses:
Advisory fees	7,561,949
Administrative services fees	176,399
Custodian fees	6,438
Distribution fees:
Class A	2,206,168
Class C	310,684
Class R	354,773
Transfer agent fees — A, C, R and Y	1,887,336
Transfer agent fees — R5	7,435
Transfer agent fees — R6	13,736
Trustees’ and officers’ fees and benefits	18,572
Registration and filing fees	49,420
Reports to shareholders	224,969
Professional services fees	32,228
Other	16,667
Total expenses	12,866,774
Less: Fees waived and/or expense offset arrangement(s)	(73,873)
Net expenses	12,792,901
Net investment income	2,903,514
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	113,427,189
Affiliated investment securities	(25,972)
Foreign currencies	123
113,401,340
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,039,234)
Affiliated investment securities	(8,361)
Foreign currencies	133
(1,047,462)
Net realized and unrealized gain	112,353,878
Net increase in net assets resulting from operations	$115,257,392
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$2,903,514	$5,400,906
Net realized gain	113,401,340	88,596,041
Change in net unrealized appreciation (depreciation)	(1,047,462)	224,982,373
Net increase in net assets resulting from operations	115,257,392	318,979,320
Distributions to shareholders from distributable earnings:
Class R5	—	(2,878)
Class R6	—	(70,204)
Total distributions from distributable earnings	—	(73,082)
Share transactions–net:
Class A	(94,741,371)	(167,365,425)
Class C	(5,949,162)	(12,528,845)
Class R	(9,400,900)	(16,789,896)
Class Y	(24,457,805)	(27,628,508)
Class R5	(380,979)	(1,331,166)
Class R6	2,122,391	(4,745,984)
Net increase (decrease) in net assets resulting from share transactions	(132,807,826)	(230,389,824)
Net increase (decrease) in net assets	(17,550,434)	88,516,414
Net assets:
Beginning of period	2,424,795,007	2,336,278,593
End of period	$2,407,244,573	$2,424,795,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Main Street Mid Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/24	$26.72	$0.03	$1.25	$1.28	$—	$—	$—	$28.00	4.79%(e)	$1,780,747	1.05%(e)(f)	1.06%(e)(f)	0.24%(e)(f)	20%
Year ended 12/31/23	23.34	0.05	3.33	3.38	—	—	—	26.72	14.48(e)	1,790,676	1.06(e)	1.06(e)	0.21(e)	34
Year ended 12/31/22	28.30	0.09	(4.16)	(4.07)	(0.03)	(0.86)	(0.89)	23.34	(14.35)(e)	1,723,024	1.06(e)	1.06(e)	0.35(e)	54
Year ended 12/31/21	27.52	(0.04)	6.20	6.16	(0.07)	(5.31)	(5.38)	28.30	23.02	2,217,085	1.06	1.06	(0.13)	65
Year ended 12/31/20	26.13	0.06	2.06	2.12	—	(0.73)	(0.73)	27.52	9.13(e)	1,946,102	1.10(e)	1.11(e)	0.27(e)	76
Six months ended 12/31/19	25.18	0.07	2.18	2.25	—	(1.30)	(1.30)	26.13	8.95	1,326,188	1.10(f)	1.12(f)	0.51(f)	27
Year ended 06/30/19	27.59	0.08	0.25	0.33	—	(2.74)	(2.74)	25.18	2.50	1,364,726	1.09	1.09	0.30	59
Class C
Six months ended 06/30/24	18.62	(0.05)	0.87	0.82	—	—	—	19.44	4.40	59,596	1.81(f)	1.82(f)	(0.52)(f)	20
Year ended 12/31/23	16.39	(0.09)	2.32	2.23	—	—	—	18.62	13.61	62,801	1.82	1.82	(0.55)	34
Year ended 12/31/22	20.29	(0.07)	(2.97)	(3.04)	—	(0.86)	(0.86)	16.39	(14.95)	67,259	1.82	1.82	(0.41)	54
Year ended 12/31/21	21.11	(0.21)	4.70	4.49	—	(5.31)	(5.31)	20.29	22.08	97,388	1.81	1.81	(0.88)	65
Year ended 12/31/20	20.41	(0.09)	1.52	1.43	—	(0.73)	(0.73)	21.11	8.29	90,764	1.84	1.87	(0.47)	76
Six months ended 12/31/19	20.00	(0.02)	1.73	1.71	—	(1.30)	(1.30)	20.41	8.56	111,246	1.84(f)	1.88(f)	(0.23)(f)	27
Year ended 06/30/19	22.69	(0.09)	0.14	0.05	—	(2.74)	(2.74)	20.00	1.75	123,764	1.84	1.85	(0.46)	59
Class R
Six months ended 06/30/24	24.28	(0.00)	1.13	1.13	—	—	—	25.41	4.65	139,968	1.31(f)	1.32(f)	(0.02)(f)	20
Year ended 12/31/23	21.27	(0.01)	3.02	3.01	—	—	—	24.28	14.15	142,753	1.32	1.32	(0.05)	34
Year ended 12/31/22	25.90	0.02	(3.79)	(3.77)	—	(0.86)	(0.86)	21.27	(14.53)	140,983	1.32	1.32	0.09	54
Year ended 12/31/21	25.58	(0.11)	5.75	5.64	(0.01)	(5.31)	(5.32)	25.90	22.73	184,312	1.31	1.31	(0.38)	65
Year ended 12/31/20	24.41	0.01	1.89	1.90	—	(0.73)	(0.73)	25.58	8.87	163,178	1.34	1.37	0.03	76
Six months ended 12/31/19	23.63	0.03	2.05	2.08	—	(1.30)	(1.30)	24.41	8.81	145,346	1.34(f)	1.38(f)	0.27(f)	27
Year ended 06/30/19	26.13	0.01	0.23	0.24	—	(2.74)	(2.74)	23.63	2.28	152,799	1.34	1.35	0.05	59
Class Y
Six months ended 06/30/24	30.29	0.07	1.42	1.49	—	—	—	31.78	4.92	318,424	0.81(f)	0.82(f)	0.48(f)	20
Year ended 12/31/23	26.40	0.13	3.76	3.89	—	—	—	30.29	14.74	326,888	0.82	0.82	0.45	34
Year ended 12/31/22	31.87	0.17	(4.67)	(4.50)	(0.11)	(0.86)	(0.97)	26.40	(14.10)	310,823	0.82	0.82	0.59	54
Year ended 12/31/21	30.40	0.04	6.87	6.91	(0.13)	(5.31)	(5.44)	31.87	23.31	436,518	0.81	0.81	0.12	65
Year ended 12/31/20	28.69	0.14	2.30	2.44	—	(0.73)	(0.73)	30.40	9.44	395,290	0.84	0.87	0.53	76
Six months ended 12/31/19	27.49	0.11	2.39	2.50	—	(1.30)	(1.30)	28.69	9.11	458,670	0.84(f)	0.88(f)	0.77(f)	27
Year ended 06/30/19	29.84	0.15	0.30	0.45	(0.06)	(2.74)	(2.80)	27.49	2.73	477,999	0.84	0.85	0.55	59
Class R5
Six months ended 06/30/24	27.02	0.07	1.26	1.33	—	—	—	28.35	4.92	14,710	0.76(f)	0.76(f)	0.53(f)	20
Year ended 12/31/23	23.53	0.13	3.37	3.50	(0.01)	—	(0.01)	27.02	14.86	14,377	0.76	0.76	0.51	34
Year ended 12/31/22	28.54	0.17	(4.19)	(4.02)	(0.13)	(0.86)	(0.99)	23.53	(14.06)	13,795	0.75	0.75	0.66	54
Year ended 12/31/21	27.70	0.06	6.25	6.31	(0.16)	(5.31)	(5.47)	28.54	23.41	17,284	0.74	0.74	0.19	65
Year ended 12/31/20	26.19	0.16	2.08	2.24	—	(0.73)	(0.73)	27.70	9.58	14,535	0.72	0.72	0.65	76
Six months ended 12/31/19	25.18	0.11	2.20	2.31	—	(1.30)	(1.30)	26.19	9.19	11	0.72(f)	0.72(f)	0.88(f)	27
Period ended 06/30/19(g)	23.91	0.02	1.25	1.27	—	—	—	25.18	5.31	11	0.72(f)	0.74(f)	0.66(f)	59
Class R6
Six months ended 06/30/24	30.29	0.09	1.42	1.51	—	—	—	31.80	4.98	93,799	0.69(f)	0.69(f)	0.60(f)	20
Year ended 12/31/23	26.38	0.16	3.77	3.93	(0.02)	—	(0.02)	30.29	14.92	87,300	0.69	0.69	0.58	34
Year ended 12/31/22	31.86	0.21	(4.68)	(4.47)	(0.15)	(0.86)	(1.01)	26.38	(14.00)	80,394	0.68	0.68	0.73	54
Year ended 12/31/21	30.38	0.09	6.87	6.96	(0.17)	(5.31)	(5.48)	31.86	23.50	93,221	0.67	0.68	0.26	65
Year ended 12/31/20	28.63	0.18	2.30	2.48	—	(0.73)	(0.73)	30.38	9.60	87,060	0.67	0.69	0.70	76
Six months ended 12/31/19	27.41	0.13	2.39	2.52	—	(1.30)	(1.30)	28.63	9.21	65,001	0.67(f)	0.69(f)	0.94(f)	27
Year ended 06/30/19	29.77	0.20	0.29	0.49	(0.11)	(2.74)	(2.85)	27.41	2.92	123,716	0.67	0.68	0.71	59

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended December 31, 2019 and the years ended June 30, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the Fund.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022 and 2020, respectively.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Main Street Mid Cap Fund®

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9	Invesco Main Street Mid Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
10	Invesco Main Street Mid Cap Fund®

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $12,627 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.735%
Next $200 million	0.730%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
11	Invesco Main Street Mid Cap Fund®

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $9,890.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $58,831 in front-end sales commissions from the sale of Class A shares and $208 and $915 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2024, the Fund incurred $37,995 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,348,096,705	$18,909,358	$—	$2,367,006,063
Money Market Funds	39,970,851	104,354,856	—	144,325,707
Total Investments	$2,388,067,556	$123,264,214	$—	$2,511,331,770
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $63,983.
12	Invesco Main Street Mid Cap Fund®

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,349,857	$—	$5,349,857
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $476,813,587 and $597,869,764, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$602,024,194
Aggregate unrealized (depreciation) of investments	(81,308,314)
Net unrealized appreciation of investments	$520,715,880
Cost of investments for tax purposes is $1,990,615,890.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,332,099	$36,925,928	2,913,182	$71,781,709
Class C	185,991	3,579,638	430,398	7,410,405
Class R	320,040	8,087,758	748,735	16,802,614
Class Y	564,189	17,819,136	1,231,763	34,388,738
Class R5	19,001	533,431	64,766	1,611,978
Class R6	345,124	10,829,571	631,973	17,533,540
Issued as reinvestment of dividends:
Class R5	-	-	107	2,878
Class R6	-	-	2,226	66,948
Automatic conversion of Class C shares to Class A shares:
Class A	136,381	3,786,680	328,226	8,017,494
Class C	(196,099)	(3,786,680)	(469,154)	(8,017,494)
13	Invesco Main Street Mid Cap Fund®

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(4,883,354)	$(135,453,979)	(10,043,421)	$(247,164,628)
Class C	(296,679)	(5,742,120)	(692,419)	(11,921,756)
Class R	(690,984)	(17,488,658)	(1,499,426)	(33,592,510)
Class Y	(1,335,887)	(42,276,941)	(2,215,660)	(62,017,246)
Class R5	(32,318)	(914,410)	(118,882)	(2,946,022)
Class R6	(277,428)	(8,707,180)	(799,300)	(22,346,472)
Net increase (decrease) in share activity	(4,809,924)	$(132,807,826)	(9,486,886)	$(230,389,824)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
14	Invesco Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Mid Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods.  The Board considered that the Fund was created in connection
15	Invesco Main Street Mid Cap Fund®

with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending
16	Invesco Main Street Mid Cap Fund®

services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17	Invesco Main Street Mid Cap Fund®

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
18	Invesco Main Street Mid Cap Fund®

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco Main Street Mid Cap Fund®

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSM-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Main Street Small Cap Fund®
Nasdaq:
A: OSCAX ■ C: OSCCX ■ R: OSCNX ■ Y: OSCYX ■ R5: MNSQX ■ R6: OSSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Proxy Results
19	Other Information Required in Shareholder Reports

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.93%
Aerospace & Defense–1.58%
BWX Technologies, Inc.	162,841	$15,469,895
Curtiss-Wright Corp.	54,623	14,801,741
		30,271,636
Air Freight & Logistics–1.43%
Hub Group, Inc., Class A	633,026	27,251,769
Aluminum–1.21%
Century Aluminum Co.(b)(c)	576,743	9,660,445
Kaiser Aluminum Corp.	152,284	13,385,764
		23,046,209
Application Software–1.88%
Envestnet, Inc.(b)(c)	340,815	21,331,611
HashiCorp, Inc., Class A(b)	433,400	14,601,246
		35,932,857
Asset Management & Custody Banks–1.22%
Federated Hermes, Inc., Class B	711,310	23,387,873
Automotive Parts & Equipment–2.67%
Dorman Products, Inc.(b)	283,831	25,964,860
Visteon Corp.(b)	235,432	25,120,594
		51,085,454
Automotive Retail–1.70%
AutoNation, Inc.(b)(c)	204,309	32,562,768
Biotechnology–6.03%
ADMA Biologics, Inc.(b)(c)	3,608,928	40,347,815
Ascendis Pharma A/S, ADR (Denmark)(b)	148,155	20,205,379
BridgeBio Pharma, Inc.(b)(c)	432,903	10,965,433
Immunovant, Inc.(b)(c)	205,221	5,417,834
Merus N.V. (Netherlands)(b)	118,092	6,987,504
Twist Bioscience Corp.(b)(c)	523,651	25,805,521
Ultragenyx Pharmaceutical, Inc.(b)	134,009	5,507,770
		115,237,256
Building Products–1.66%
Zurn Elkay Water Solutions Corp.	1,079,827	31,746,914
Commercial & Residential Mortgage Finance–1.51%
PennyMac Financial Services, Inc.	305,653	28,914,774
Construction Machinery & Heavy Transportation Equipment– 1.50%
Allison Transmission Holdings, Inc.	377,206	28,629,935
Construction Materials–1.92%
Summit Materials, Inc., Class A(b)	1,002,804	36,712,654
Consumer Staples Merchandise Retail–1.17%
BJ’s Wholesale Club Holdings, Inc.(b)	255,155	22,412,815
Diversified Banks–0.59%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	322,399	11,322,653
Shares		Value
Electric Utilities–1.03%
Portland General Electric Co.	456,814	$19,752,637
Electrical Components & Equipment–2.47%
Atkore, Inc.(c)	270,090	36,443,244
Regal Rexnord Corp.	79,045	10,688,465
		47,131,709
Electronic Components–2.39%
Belden, Inc.	260,960	24,478,048
Vishay Intertechnology, Inc.(c)	949,865	21,181,989
		45,660,037
Electronic Equipment & Instruments–1.72%
Itron, Inc.(b)	331,542	32,809,396
Environmental & Facilities Services–2.27%
ABM Industries, Inc.	304,062	15,376,415
Casella Waste Systems, Inc., Class A(b)(c)	282,881	28,067,453
		43,443,868
Footwear–1.11%
Steven Madden Ltd.(c)	500,602	21,175,465
Gas Utilities–0.94%
Chesapeake Utilities Corp.	168,139	17,856,362
Health Care Equipment–2.98%
Inspire Medical Systems, Inc.(b)(c)	69,814	9,343,208
Integer Holdings Corp.(b)(c)	178,302	20,645,588
TransMedics Group, Inc.(b)(c)	178,460	26,879,645
		56,868,441
Health Care Facilities–2.76%
Acadia Healthcare Co., Inc.(b)	359,783	24,299,744
Encompass Health Corp.	169,636	14,553,072
Tenet Healthcare Corp.(b)	104,093	13,847,492
		52,700,308
Health Care Services–2.05%
Addus HomeCare Corp.(b)	109,596	12,725,192
BrightSpring Health Services, Inc.(b)(c)	903,684	10,265,850
Guardant Health, Inc.(b)	559,517	16,158,851
		39,149,893
Health Care Technology–0.64%
Evolent Health, Inc., Class A(b)(c)	634,714	12,135,732
Homebuilding–2.41%
KB Home	454,145	31,871,896
TopBuild Corp.(b)	36,676	14,130,163
		46,002,059
Hotel & Resort REITs–1.49%
DiamondRock Hospitality Co.(c)	3,363,602	28,422,437
Human Resource & Employment Services–2.32%
Korn Ferry	431,753	28,987,896
Paycor HCM, Inc.(b)(c)	1,204,001	15,290,813
		44,278,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Main Street Small Cap Fund®

Shares		Value
Industrial Machinery & Supplies & Components–3.37%
Enpro, Inc.	164,292	$23,915,987
ESAB Corp.	271,077	25,597,801
Gates Industrial Corp. PLC(b)	942,147	14,895,344
		64,409,132
Industrial REITs–1.32%
Terreno Realty Corp.	425,188	25,162,626
Interactive Media & Services–0.99%
Ziff Davis, Inc.(b)(c)	344,505	18,965,000
Investment Banking & Brokerage–0.77%
Stifel Financial Corp.	175,242	14,746,614
IT Consulting & Other Services–1.14%
ASGN, Inc.(b)	246,564	21,739,548
Life Sciences Tools & Services–1.61%
BioLife Solutions, Inc.(b)(c)	666,601	14,285,259
CryoPort, Inc.(b)(c)	298,679	2,063,872
Repligen Corp.(b)	114,301	14,408,784
		30,757,915
Metal, Glass & Plastic Containers–1.04%
Silgan Holdings, Inc.	471,236	19,947,420
Oil & Gas Drilling–1.44%
Helmerich & Payne, Inc.(c)	759,350	27,442,909
Oil & Gas Equipment & Services–0.65%
NOV, Inc.	655,824	12,467,214
Oil & Gas Exploration & Production–3.42%
Chesapeake Energy Corp.(c)	212,386	17,456,005
CNX Resources Corp.(b)(c)	1,008,255	24,500,597
Northern Oil and Gas, Inc.(c)	628,251	23,352,090
		65,308,692
Other Specialized REITs–2.75%
Four Corners Property Trust, Inc.(c)	1,102,717	27,204,027
Outfront Media, Inc.	1,769,027	25,297,086
		52,501,113
Personal Care Products–1.49%
BellRing Brands, Inc.(b)	497,090	28,403,723
Pharmaceuticals–2.39%
Collegium Pharmaceutical, Inc.(b)(c)	600,171	19,325,506
Intra-Cellular Therapies, Inc.(b)	318,974	21,846,529
Structure Therapeutics, Inc., ADR(b)(c)	114,573	4,499,282
		45,671,317
Property & Casualty Insurance–1.44%
Definity Financial Corp. (Canada)	588,637	19,353,746
Skyward Specialty Insurance Group, Inc.(b)	224,661	8,128,235
		27,481,981
Real Estate Operating Companies–0.97%
DigitalBridge Group, Inc.	1,350,285	18,498,904
Regional Banks–7.74%
Berkshire Hills Bancorp, Inc.	424,044	9,668,203
Cathay General Bancorp	552,290	20,832,379
Shares		Value
Regional Banks–(continued)
Columbia Banking System, Inc.	855,925	$17,024,348
OceanFirst Financial Corp.	644,955	10,248,335
Pacific Premier Bancorp, Inc.	821,212	18,863,240
United Community Banks, Inc.	460,191	11,716,463
Webster Financial Corp.	403,179	17,574,573
Wintrust Financial Corp.	287,263	28,312,641
WSFS Financial Corp.	289,194	13,592,118
		147,832,300
Research & Consulting Services–1.04%
CACI International, Inc., Class A(b)	46,305	19,917,170
Restaurants–0.80%
Texas Roadhouse, Inc.	89,065	15,293,351
Semiconductor Materials & Equipment–1.28%
MKS Instruments, Inc.	187,658	24,504,382
Semiconductors–3.85%
Allegro MicroSystems, Inc. (Japan)(b)(c)	686,930	19,398,903
Astera Labs, Inc.(b)(c)	63,549	3,845,350
MACOM Technology Solutions Holdings, Inc.(b)	292,584	32,614,339
Silicon Laboratories, Inc.(b)	160,195	17,722,373
		73,580,965
Steel–2.38%
ATI, Inc.(b)(c)	468,228	25,963,242
Commercial Metals Co.(c)	353,020	19,412,570
		45,375,812
Systems Software–1.84%
GitLab, Inc., Class A(b)	358,282	17,813,781
Progress Software Corp.	319,608	17,341,930
		35,155,711
Trading Companies & Distributors–0.95%
Air Lease Corp., Class A	383,373	18,221,719
Transaction & Payment Processing Services–0.61%
Marqeta, Inc., Class A(b)	2,139,239	11,723,030
Total Common Stocks & Other Equity Interests (Cost $1,420,811,212)		1,871,011,168
Money Market Funds–1.91%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	12,036,980	12,036,980
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	10,673,327	10,676,529
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	13,756,548	13,756,548
Total Money Market Funds (Cost $36,469,662)		36,470,057
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $1,457,280,874)		1,907,481,225
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.63%
Invesco Private Government Fund, 5.31%(d)(e)(f)	72,556,617	72,556,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	187,785,659	$187,841,995
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $260,399,678)		260,398,612
TOTAL INVESTMENTS IN SECURITIES–113.47% (Cost $1,717,680,552)		2,167,879,837
OTHER ASSETS LESS LIABILITIES—(13.47)%		(257,398,645)
NET ASSETS–100.00%		$1,910,481,192
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,648,964	$113,227,999	$(106,839,983)	$-	$-	$12,036,980	$303,720
Invesco Liquid Assets Portfolio, Institutional Class	2,798,974	80,877,142	(72,995,943)	(716)	(2,928)	10,676,529	235,601
Invesco Treasury Portfolio, Institutional Class	6,455,958	129,403,428	(122,102,838)	-	-	13,756,548	346,204
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,991,280	266,627,996	(264,062,659)	-	-	72,556,617	1,678,646*
Invesco Private Prime Fund	182,694,328	594,211,911	(589,000,372)	(62,210)	(1,662)	187,841,995	4,529,561*
Total	$267,589,504	$1,184,348,476	$(1,155,001,795)	$(62,926)	$(4,590)	$296,868,669	$7,093,732

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,420,811,212)*	$1,871,011,168
Investments in affiliated money market funds, at value (Cost $296,869,340)	296,868,669
Foreign currencies, at value (Cost $58,580)	58,666
Receivable for:
Investments sold	2,869,198
Fund shares sold	1,107,007
Dividends	1,711,873
Investment for trustee deferred compensation and retirement plans	138,141
Other assets	118,697
Total assets	2,173,883,419
Liabilities:
Payable for:
Dividends	47
Fund shares reacquired	655,192
Amount due custodian	1,458,942
Collateral upon return of securities loaned	260,399,678
Accrued fees to affiliates	621,336
Accrued other operating expenses	123,217
Trustee deferred compensation and retirement plans	143,815
Total liabilities	263,402,227
Net assets applicable to shares outstanding	$1,910,481,192
Net assets consist of:
Shares of beneficial interest	$1,414,154,798
Distributable earnings	496,326,394
$1,910,481,192
Net Assets:
Class A	$377,513,982
Class C	$28,120,919
Class R	$71,253,153
Class Y	$856,059,721
Class R5	$10,040,409
Class R6	$567,493,008
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,824,143
Class C	1,448,493
Class R	3,460,216
Class Y	39,881,983
Class R5	469,762
Class R6	26,319,241
Class A:
Net asset value per share	$21.18
Maximum offering price per share (Net asset value of $21.18 ÷ 94.50%)	$22.41
Class C:
Net asset value and offering price per share	$19.41
Class R:
Net asset value and offering price per share	$20.59
Class Y:
Net asset value and offering price per share	$21.46
Class R5:
Net asset value and offering price per share	$21.37
Class R6:
Net asset value and offering price per share	$21.56

*	At June 30, 2024, securities with an aggregate value of $256,738,140 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Main Street Small Cap Fund®

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $19,293)	$11,614,938
Dividends from affiliated money market funds (includes net securities lending income of $178,169)	1,063,694
Total investment income	12,678,632
Expenses:
Advisory fees	5,715,881
Administrative services fees	130,892
Custodian fees	5,874
Distribution fees:
Class A	462,858
Class C	145,606
Class R	172,727
Transfer agent fees — A, C, R and Y	1,080,882
Transfer agent fees — R5	4,693
Transfer agent fees — R6	84,187
Trustees’ and officers’ fees and benefits	15,417
Registration and filing fees	100,175
Reports to shareholders	176,967
Professional services fees	28,549
Other	12,117
Total expenses	8,136,825
Less: Fees waived and/or expense offset arrangement(s)	(40,284)
Net expenses	8,096,541
Net investment income	4,582,091
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	70,061,295
Affiliated investment securities	(4,590)
Foreign currencies	733
70,057,438
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(30,155,247)
Affiliated investment securities	(62,926)
Foreign currencies	264
(30,217,909)
Net realized and unrealized gain	39,839,529
Net increase in net assets resulting from operations	$44,421,620
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$4,582,091	$6,355,312
Net realized gain	70,057,438	89,239,528
Change in net unrealized appreciation (depreciation)	(30,217,909)	162,835,120
Net increase in net assets resulting from operations	44,421,620	258,429,960
Distributions to shareholders from distributable earnings:
Class A	—	(2,429,457)
Class C	—	(222,560)
Class R	—	(442,906)
Class Y	—	(4,329,453)
Class R5	—	(60,114)
Class R6	—	(3,520,353)
Total distributions from distributable earnings	—	(11,004,843)
Share transactions–net:
Class A	(8,672,418)	2,074,022
Class C	(4,044,920)	(3,967,945)
Class R	2,112,937	9,184,024
Class Y	158,508,934	53,653,991
Class R5	368,471	174,036
Class R6	(5,351,898)	(10,105,315)
Net increase in net assets resulting from share transactions	142,921,106	51,012,813
Net increase in net assets	187,342,726	298,437,930
Net assets:
Beginning of period	1,723,138,466	1,424,700,536
End of period	$1,910,481,192	$1,723,138,466
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Main Street Small Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/24	$20.63	$0.03	$0.52	$0.55	$—	$—	$—	$—	$21.18	2.67%	$377,514	1.10%(e)	1.10%(e)	0.30%(e)	22%
Year ended 12/31/23	17.67	0.04	3.05	3.09	(0.13)	—	—	(0.13)	20.63	17.54	376,241	1.08	1.08	0.22	42
Year ended 12/31/22	21.07	0.02	(3.41)	(3.39)	(0.01)	—	(0.00)	(0.01)	17.67	(16.09)	320,730	1.11	1.11	0.12	36
Year ended 12/31/21	18.71	(0.06)	4.06	4.00	(0.01)	(1.63)	—	(1.64)	21.07	21.73	408,430	1.11	1.11	(0.28)	58
Year ended 12/31/20	15.68	0.01	3.10	3.11	—	(0.08)	—	(0.08)	18.71	19.82(f)	158,769	1.20(f)	1.23(f)	0.03(f)	43
Eight months ended 12/31/19	14.62	0.01	1.10	1.11	—	(0.05)	—	(0.05)	15.68	7.58	141,880	1.20(e)	1.25(e)	0.09(e)	19
Year ended 04/30/19	15.09	0.00	0.58	0.58	—	(1.05)	—	(1.05)	14.62	4.46	140,651	1.17	1.17	0.01	46
Class C
Six months ended 06/30/24	18.98	(0.04)	0.47	0.43	—	—	—	—	19.41	2.27	28,121	1.85(e)	1.85(e)	(0.45)(e)	22
Year ended 12/31/23	16.39	(0.09)	2.81	2.72	(0.13)	—	—	(0.13)	18.98	16.65	31,527	1.83	1.83	(0.53)	42
Year ended 12/31/22	19.68	(0.11)	(3.18)	(3.29)	—	—	—	—	16.39	(16.72)	31,022	1.86	1.86	(0.63)	36
Year ended 12/31/21	17.70	(0.21)	3.83	3.62	(0.01)	(1.63)	—	(1.64)	19.68	20.81	42,392	1.86	1.86	(1.03)	58
Year ended 12/31/20	14.95	(0.10)	2.93	2.83	—	(0.08)	—	(0.08)	17.70	18.92	34,635	1.94	1.99	(0.71)	43
Eight months ended 12/31/19	14.01	(0.06)	1.05	0.99	—	(0.05)	—	(0.05)	14.95	7.06	37,488	1.94(e)	2.01(e)	(0.66)(e)	19
Year ended 04/30/19	14.62	(0.11)	0.55	0.44	—	(1.05)	—	(1.05)	14.01	3.62	44,391	1.93	1.93	(0.74)	46
Class R
Six months ended 06/30/24	20.08	0.01	0.50	0.51	—	—	—	—	20.59	2.54	71,253	1.35(e)	1.35(e)	0.05(e)	22
Year ended 12/31/23	17.25	(0.01)	2.97	2.96	(0.13)	—	—	(0.13)	20.08	17.21	67,413	1.33	1.33	(0.03)	42
Year ended 12/31/22	20.60	(0.02)	(3.33)	(3.35)	—	—	—	—	17.25	(16.26)	48,875	1.36	1.36	(0.13)	36
Year ended 12/31/21	18.37	(0.11)	3.98	3.87	(0.01)	(1.63)	—	(1.64)	20.60	21.42	57,441	1.36	1.36	(0.53)	58
Year ended 12/31/20	15.45	(0.03)	3.03	3.00	—	(0.08)	—	(0.08)	18.37	19.40	33,457	1.45	1.49	(0.22)	43
Eight months ended 12/31/19	14.43	(0.02)	1.09	1.07	—	(0.05)	—	(0.05)	15.45	7.41	26,910	1.45(e)	1.51(e)	(0.16)(e)	19
Year ended 04/30/19	14.95	(0.04)	0.57	0.53	—	(1.05)	—	(1.05)	14.43	4.16	24,188	1.43	1.43	(0.24)	46
Class Y
Six months ended 06/30/24	20.88	0.06	0.52	0.58	—	—	—	—	21.46	2.78	856,060	0.85(e)	0.85(e)	0.55(e)	22
Year ended 12/31/23	17.84	0.09	3.08	3.17	(0.13)	—	—	(0.13)	20.88	17.82	681,306	0.83	0.83	0.47	42
Year ended 12/31/22	21.27	0.07	(3.44)	(3.37)	(0.05)	—	(0.01)	(0.06)	17.84	(15.87)	533,098	0.86	0.86	0.37	36
Year ended 12/31/21	18.83	(0.01)	4.09	4.08	(0.01)	(1.63)	—	(1.64)	21.27	22.03	566,299	0.86	0.86	(0.03)	58
Year ended 12/31/20	15.79	0.05	3.13	3.18	(0.06)	(0.08)	—	(0.14)	18.83	20.13	266,951	0.90	0.99	0.33	43
Eight months ended 12/31/19	14.69	0.04	1.11	1.15	—	(0.05)	—	(0.05)	15.79	7.82	152,406	0.90(e)	1.01(e)	0.38(e)	19
Year ended 04/30/19	15.16	0.04	0.58	0.62	(0.04)	(1.05)	—	(1.09)	14.69	4.73	169,801	0.90	0.93	0.28	46
Class R5
Six months ended 06/30/24	20.79	0.07	0.51	0.58	—	—	—	—	21.37	2.79	10,040	0.78(e)	0.78(e)	0.62(e)	22
Year ended 12/31/23	17.74	0.10	3.08	3.18	(0.13)	—	—	(0.13)	20.79	17.98	9,426	0.75	0.75	0.55	42
Year ended 12/31/22	21.16	0.09	(3.43)	(3.34)	(0.07)	—	(0.01)	(0.08)	17.74	(15.78)	7,887	0.74	0.74	0.49	36
Year ended 12/31/21	18.74	0.01	4.06	4.07	(0.02)	(1.63)	—	(1.65)	21.16	22.08	9,028	0.77	0.77	0.06	58
Year ended 12/31/20	15.71	0.07	3.12	3.19	(0.08)	(0.08)	—	(0.16)	18.74	20.30	13	0.77	0.77	0.46	43
Period ended 12/31/19(g)	13.89	0.04	1.83	1.87	—	(0.05)	—	(0.05)	15.71	13.45	11	0.82(e)	0.82(e)	0.47(e)	19
Class R6
Six months ended 06/30/24	20.96	0.07	0.53	0.60	—	—	—	—	21.56	2.86	567,493	0.71(e)	0.71(e)	0.69(e)	22
Year ended 12/31/23	17.88	0.11	3.10	3.21	(0.13)	—	—	(0.13)	20.96	18.00	557,225	0.71	0.71	0.59	42
Year ended 12/31/22	21.36	0.10	(3.47)	(3.37)	(0.09)	—	(0.02)	(0.11)	17.88	(15.79)	483,088	0.71	0.71	0.52	36
Year ended 12/31/21	18.88	0.03	4.10	4.13	(0.02)	(1.63)	—	(1.65)	21.36	22.23	745,149	0.68	0.68	0.15	58
Year ended 12/31/20	15.83	0.07	3.15	3.22	(0.09)	(0.08)	—	(0.17)	18.88	20.31	704,706	0.77	0.77	0.46	43
Eight months ended 12/31/19	14.72	0.05	1.11	1.16	—	(0.05)	—	(0.05)	15.83	7.87	271,711	0.77(e)	0.78(e)	0.52(e)	19
Year ended 04/30/19	15.19	0.07	0.57	0.64	(0.06)	(1.05)	—	(1.11)	14.72	4.85	287,799	0.76	0.76	0.43	46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eight months ended December 31, 2019 and the year ended April 30, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.
(e)	Annualized.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2020.
(g)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Main Street Small Cap Fund®

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9	Invesco Main Street Small Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
10	Invesco Main Street Small Cap Fund®

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $12,044 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
11	Invesco Main Street Small Cap Fund®

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $17,340.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $41,717 in front-end sales commissions from the sale of Class A shares and $217 and $855 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2024, the Fund incurred $18,164 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,871,011,168	$—	$—	$1,871,011,168
Money Market Funds	36,470,057	260,398,612	—	296,868,669
Total Investments	$1,907,481,225	$260,398,612	$—	$2,167,879,837
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $22,944.
12	Invesco Main Street Small Cap Fund®

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,524,490	$5,591,351	$20,115,841
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $525,555,573 and $392,235,492, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$496,009,675
Aggregate unrealized (depreciation) of investments	(54,110,294)
Net unrealized appreciation of investments	$441,899,381
Cost of investments for tax purposes is $1,725,980,456.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,080,270	$22,614,814	2,628,069	$49,431,278
Class C	127,060	2,448,238	234,294	4,043,602
Class R	478,445	9,757,943	1,127,956	20,135,035
Class Y	13,615,178	293,305,005	14,486,076	272,690,217
Class R5	71,160	1,516,113	84,190	1,573,825
Class R6	3,038,814	64,063,340	3,887,090	74,102,122
Issued as reinvestment of dividends:
Class A	-	-	118,620	2,354,610
Class C	-	-	11,888	217,192
Class R	-	-	22,918	442,782
Class Y	-	-	177,649	3,568,978
Class R5	-	-	2,998	59,936
Class R6	-	-	162,575	3,277,515
Automatic conversion of Class C shares to Class A shares:
Class A	150,200	3,133,266	174,577	3,243,879
Class C	(163,486)	(3,133,266)	(188,954)	(3,243,879)
13	Invesco Main Street Small Cap Fund®

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,642,162)	$(34,420,498)	(2,838,647)	$(52,955,745)
Class C	(175,919)	(3,359,892)	(289,358)	(4,984,860)
Class R	(374,723)	(7,645,006)	(628,495)	(11,393,793)
Class Y	(6,357,161)	(134,796,071)	(11,925,177)	(222,605,204)
Class R5	(54,835)	(1,147,642)	(78,269)	(1,459,725)
Class R6	(3,300,297)	(69,415,238)	(4,479,949)	(87,484,952)
Net increase in share activity	6,492,544	$142,921,106	2,690,051	$51,012,813

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
14	Invesco Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Small Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board considered that the
15	Invesco Main Street Small Cap Fund®

Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for
16	Invesco Main Street Small Cap Fund®

those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17	Invesco Main Street Small Cap Fund®

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
18	Invesco Main Street Small Cap Fund®

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco Main Street Small Cap Fund®

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSS-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Quality Income Fund
Nasdaq:
A: VKMGX ■ C: VUSCX ■ R: VUSRX ■ Y: VUSIX ■ R5: VUSJX ■ R6: VUSSX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Approval of Investment Advisory and Sub-Advisory Contracts
20	Proxy Results
21	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–114.50%
Collateralized Mortgage Obligations–5.23%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$91,883	$92,139
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	120,028	8,303
6.50%, 04/25/2029 to 02/25/2033(b)	814,837	101,757
8.00%, 05/25/2030(b)	194,544	27,539
7.50%, 01/25/2032(b)	56,695	4,941
6.00%, 02/25/2033 to 09/25/2035(b)(d)	1,105,254	144,449
5.50%, 11/25/2033 to 06/25/2035(b)	519,756	77,286
PO, 0.00%, 09/25/2032(c)	29,904	26,366
Fannie Mae REMICs,
4.00%, 07/25/2024 to 08/25/2047(b)	539,942	295,923
2.50%, 12/25/2025 to 08/25/2049(b)	19,863,830	2,594,111
5.50%, 12/25/2025 to 07/25/2046(b)	251,173	34,579
7.00%, 03/18/2027 to 05/25/2033(b)	285,540	142,478
6.50%, 10/25/2028 to 05/25/2033(b)	78,728	68,204
6.45% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	262,816	265,555
6.45% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	228,772	231,548
5.95% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	824,730	818,586
5.95% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	24,766	24,661
5.85% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	154,024	152,538
5.79% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	596,922	592,010
5.80% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	390,292	387,424
4.58% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	108,223	124,670
4.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	67,137	72,086
4.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	65,760	71,254
6.39% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	515,749	521,906
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
5.90% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	$329,401	$324,361
6.60%, 06/25/2039(a)	253,405	259,570
5.00%, 04/25/2040	40,455	40,111
2.00%, 05/25/2044 to 03/25/2051(b)	6,113,008	846,118
IO, 3.00%, 10/25/2026 to 07/25/2045(b)	5,037,923	3,257,453
8.00%, 08/18/2027 to 09/18/2027(b)	80,951	5,655
0.75%, 10/25/2031(b)	2,390	34
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	462,288	30,680
2.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	58,583	5,074
2.45% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	39,858	2,605
2.50% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	36,896	3,047
2.55% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	90,373	7,974
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	123,136	11,559
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	192,579	13,064
2.35% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	39,408	3,840
2.55% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	261,891	25,798
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	161,063	12,211
2.80% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	215,783	27,628
6.00%, 05/25/2033(b)	12,993	1,762
0.60% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	633,999	39,091
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	34,650	2,142
1.15% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	130,386	6,699
3.50%, 08/25/2035 to 08/25/2042(b)	1,218,112	132,042
1.10% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	110,905	7,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.70% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	$352,503	$31,443
4.50%, 02/25/2043(b)	258,431	33,810
0.45% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,482,590	119,337
0.35%, 02/25/2056(b)	3,847,629	157,835
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.62%, 11/25/2024(d)	18,027,014	32,649
Series K051, Class X1, IO, 0.62%, 09/25/2025(d)	54,637,709	252,284
Series K734, Class X1, IO, 0.78%, 02/25/2026(d)	16,141,532	116,077
Series K735, Class X1, IO, 1.10%, 05/25/2026(d)	15,300,305	206,392
Series K093, Class X1, IO, 1.08%, 05/25/2029(d)	12,744,929	472,562
Series Q004, Class AFL, 5.91% (12 mo. MTA Rate + 0.74%), 05/25/2044(e)	293,766	293,806
Freddie Mac REMICs,
4.00%, 10/15/2024 to 03/15/2045(b)	153,201	104,736
3.50%, 11/15/2025 to 05/15/2032	386,269	373,061
3.00%, 07/15/2026 to 05/15/2040(b)	2,247,015	119,768
1.50%, 08/15/2027	5,999,300	5,623,835
6.95%, 03/15/2028	65,225	65,369
6.50%, 08/15/2028 to 03/15/2032	750,149	751,892
6.00%, 01/15/2029 to 04/15/2029	112,866	112,902
6.05% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	60,984	61,088
5.80% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	59,620	59,327
6.34% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	68,231	68,334
5.85% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	103,818	103,414
6.10% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	16,470	16,472
8.00%, 03/15/2030	29,953	30,774
6.40% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	60,973	61,671
5.95% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	178,569	177,840
6.45% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	122,688	123,986
6.00% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	401,752	398,362
4.78% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	18,298	21,392
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.75% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	$1,017,036	$1,004,196
5.90% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	62,836	62,268
5.94% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	82,182	83,586
IO, 2.20% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	6,422	115
2.50%, 09/15/2027 to 09/25/2048(b)	9,385,393	1,690,054
3.25% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	51	0
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	100,425	5,422
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	542,958	25,202
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	80,111	3,793
1.27% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	116,647	5,484
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	11,321	985
0.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	26,914	1,952
0.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	710,630	52,112
0.69%, 02/15/2039(b)	1,341,490	101,231
0.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	165,996	10,882
0.65% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	242,043	17,723
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,865,171
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	187,832	7,390
3.27%, 12/15/2027(d)	51,661	1,778
6.50%, 02/01/2028(b)	14,437	1,104
7.00%, 09/01/2029(b)	130,618	14,640
7.50%, 12/15/2029(b)	11,140	1,363
8.00%, 06/15/2031(b)	283,009	45,476
6.00%, 12/15/2032(b)	56,977	6,292
0.00%, 12/01/2031 to 03/01/2032(c)	150,562	132,025
5.95% (30 Day Average SOFR + 0.61%), 05/15/2036(e)	462,568	460,162
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,144,998	1,152,096
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Quality Income Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	$221,520	$191,582
		28,880,434
Federal Home Loan Mortgage Corp. (FHLMC)–30.80%
6.00%, 07/01/2024 to 10/01/2029	122,867	124,853
9.00%, 01/01/2025 to 05/01/2025	503	503
6.50%, 07/01/2028 to 04/01/2034	306,558	315,095
2.50%, 02/01/2031 to 04/01/2052	42,130,454	35,001,632
8.50%, 03/01/2031 to 08/01/2031	66,153	69,315
7.00%, 10/01/2031 to 10/01/2037	117,165	121,249
7.50%, 01/01/2032 to 08/01/2037	3,299,264	3,398,880
3.00%, 02/01/2032 to 05/01/2050	28,290,661	25,016,015
8.00%, 08/01/2032	43,713	45,376
5.50%, 12/01/2036 to 05/01/2053	29,054,394	28,800,643
5.00%, 01/01/2037 to 07/01/2052	8,286,481	8,073,481
4.50%, 05/01/2038 to 07/01/2052	15,452,098	14,787,371
5.35%, 07/01/2038 to 10/17/2038	968,290	961,851
5.45%, 11/25/2038	949,391	946,705
5.80%, 01/20/2039	352,742	348,835
4.00%, 06/01/2042 to 07/01/2049	15,534,045	14,565,908
3.50%, 09/01/2045 to 05/01/2050	16,247,875	14,679,642
2.00%, 05/01/2051 to 01/01/2052	24,301,518	19,238,359
ARM, 3.96% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	3,612,191	3,634,252
		170,129,965
Federal National Mortgage Association (FNMA)–44.46%
5.00%, 03/01/2025 to 01/01/2053	8,309,195	8,082,481
5.50%, 03/01/2025 to 04/01/2038	2,272,609	2,281,490
4.50%, 07/01/2025 to 07/01/2044	3,249,511	3,158,097
6.00%, 05/01/2026 to 10/01/2053	11,414,586	11,571,004
6.50%, 01/01/2027 to 11/01/2038	1,420,101	1,455,198
7.50%, 02/01/2027 to 08/01/2037	1,199,650	1,223,581
3.00%, 02/01/2029 to 01/01/2052	54,686,426	48,171,483
7.00%, 04/01/2029 to 01/01/2036	914,676	941,132
9.50%, 04/01/2030	851	852
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.63%, 08/01/2032	$46,024	$45,539
8.50%, 10/01/2032	109,242	112,987
8.00%, 04/01/2033	102,082	106,012
3.50%, 11/01/2034 to 05/01/2050	38,056,908	35,024,928
2.50%, 03/01/2035 to 11/01/2051	44,641,301	37,349,156
2.00%, 09/01/2035 to 03/01/2052	77,136,276	62,848,252
5.45%, 01/01/2038	226,849	224,857
4.00%, 02/01/2042 to 03/01/2050	31,464,355	29,506,113
ARM, 3.74% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	3,492,871	3,524,392
		245,627,554
Government National Mortgage Association (GNMA)–18.78%
3.00%, 12/16/2025 to 02/20/2050	2,602,141	2,283,490
6.50%, 04/15/2026 to 10/15/2028	11,325	11,487
7.00%, 12/15/2027 to 01/20/2030	99,695	100,192
6.00%, 06/15/2028 to 04/20/2029	41,512	42,230
7.50%, 06/15/2028 to 08/15/2028	74,830	74,922
8.00%, 09/15/2028	2,145	2,147
5.50%, 05/15/2033 to 10/15/2034	216,914	219,440
7.00%, 11/20/2033(a)	473,444	486,586
5.00%, 11/20/2037	212,998	208,684
5.88%, 01/20/2039(a)	602,313	611,807
4.52%, 07/20/2041(a)	671,983	659,166
3.97%, 09/20/2041	476,693	471,476
5.89% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	359,000	349,484
3.50%, 05/20/2046 to 06/20/2050	10,298,141	9,322,232
4.00%, 02/20/2048 to 03/20/2050	3,712,044	3,437,085
IO, 1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	860,362	44,890
4.50%, 09/16/2047(b)	627,163	93,092
0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	571,364	67,608
TBA, 2.00%, 07/01/2054(f)	15,684,000	12,695,463
2.50%, 07/01/2054(f)	23,848,000	20,050,019
3.00%, 07/01/2054(f)	11,850,000	10,326,164
4.50%, 07/01/2054(f)	7,000,000	6,655,431
5.00%, 07/01/2054(f)	10,140,000	9,874,457
6.00%, 07/01/2054(f)	15,800,000	15,868,086
6.50%, 07/01/2054(f)	4,000,000	4,057,620
Series 2020-137, Class A, 1.50%, 04/16/2062	7,689,009	5,760,539
		103,773,797
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–15.23%
TBA, 5.00%, 07/01/2039 to 07/01/2054(f)	$2,980,000	$2,912,561
2.50%, 07/01/2054 to 08/01/2054(f)	12,110,000	9,889,754
6.00%, 07/01/2054(f)	24,370,000	24,441,397
6.50%, 07/01/2054(f)	8,000,000	8,143,125
2.00%, 08/01/2054(f)	30,179,000	23,630,393
3.00%, 08/01/2054(f)	17,760,000	15,108,487
		84,125,717
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $704,618,190)		632,537,467

Asset-Backed Securities–6.86%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	146,805	124,386
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	1,107,470	1,001,879
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	154,501	142,013
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	2,995,045
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	544,131	480,891
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(d)	12,095,255	175,506
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(d)	6,515,443	127,886
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,330,108	1,171,523
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	985,480	874,068
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	11,119	9,429
Series 2007-A2, Class 2A1, 5.78%, 06/25/2035(a)	161,400	156,715
Series 2007-A2, Class 2A4, 5.78%, 06/25/2035(a)	149,099	144,083
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(d)	15,628,992	400,608
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 7.78% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	438,382	420,754
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	8,776	8,153
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 7.41%, 08/25/2034(a)	29,604	27,410
COMM Mortgage Trust, Series 2015-CR24, Class XA, IO, 0.83%, 08/10/2048(d)	32,523,440	154,275
Principal Amount		Value

Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	$624,786	$590,225
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 6.00% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	90,918	82,982
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.55%, 08/25/2043(a)(g)	1,073,234	1,014,872
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	291,856	257,159
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 6.17%, 06/25/2034(a)	185,344	179,258
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.60%, 06/27/2037(a)(g)	1,347,098	1,144,436
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	261,154	230,226
GSAA Home Equity Trust, Series 2007-7, Class A4, 6.00% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	16,958	15,694
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	152,837	139,479
Series 2005-AR4, Class 6A1, 5.43%, 07/25/2035(a)	72,077	64,451
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 01/17/2038(e)(g)	4,228,805	4,241,149
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.51%, 02/25/2035(a)	290,764	272,192
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	525,196	483,358
Series 2017-5, Class A1, 5.52%, 10/26/2048(a)(g)	219,366	220,332
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	125,430	111,449
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	505,819	453,961
Luminent Mortgage Trust, Series 2006-1, Class A1, 6.18% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	25,888	21,176
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.41%, 04/21/2034(a)	90,125	86,157
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	161,956	148,174
Series 2005-A, Class A1, 5.92% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	197,850	182,449
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(d)	5,378,023	132,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Quality Income Fund

Principal Amount		Value

Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	$25,425	$19,473
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	4,423,737	3,484,401
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(g)	6,333,135	5,175,498
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	336,585	311,681
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 5.76% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	204,426	178,561
Series 2004-20, Class 3A1, 4.27%, 01/25/2035(a)	33,173	32,382
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	1,043	1,031
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(d)	9,950,699	231,341
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(c)(d)	2,717,738	3
Series 2001-3, Class IO, 0.00%, 10/15/2031(c)(d)	1,623,646	2
Series 2002-2, Class IO, 0.00%, 01/15/2032(c)(d)	4,361,069	723
Series 2002-3, Class IO, 0.24%, 08/15/2032(d)	4,791,221	17,309
Series 2003-1, Class IO, 0.03%, 11/15/2032(d)	8,076,560	9,903
Verus Securitization Trust,
Series 2019-INV3, Class A2, 3.95%, 11/25/2059(a)(g)	622,171	604,199
Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	6,388,990	6,485,378
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.82%, 10/25/2033(a)	104,567	97,672
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	33,141	27,911
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(d)	8,920,452	215,965
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,820,250	2,506,344
Total Asset-Backed Securities (Cost $43,070,471)		37,886,414
Principal Amount		Value

Agency Credit Risk Transfer Notes–2.71%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 8.69% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	$5,550,000	$5,872,547
Freddie Mac,
Series 2022-DNA4, Class M1, STACR®, 8.69% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,851,122
Series 2022-HQA3, Class M1, STACR®, 7.64% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(g)	4,126,530	4,231,374
Total Agency Credit Risk Transfer Notes (Cost $14,419,754)		14,955,043
Certificates of Deposit–2.36%
Diversified Banks–2.36%
Mitsubishi UFJ Trust & Banking Corp. (Japan), 5.69% (SOFR + 0.34%), 03/07/2025(e)	8,000,000	8,008,008
Mizuho Bank Ltd. (Japan), 5.71% (SOFR + 0.35%), 01/31/2025(e)	5,000,000	5,003,860
Total Certificates of Deposit (Cost $13,000,278)		13,011,868
Commercial Paper–2.35%
Diversified Banks–2.35%
Macquarie Bank Ltd. (Australia), 5.73% (SOFR + 3.90%), 01/22/2025(e)(g)	5,000,000	5,006,488
Swedbank AB (Sweden), 5.72% (SOFR + 3.60%), 06/25/2025(e)(g)	4,000,000	4,000,000
UBS AG (Switzerland), 5.74% (SOFR + 3.70%), 05/01/2025(e)(g)	4,000,000	4,003,480
Total Commercial Paper (Cost $13,000,000)		13,009,968
U.S. Treasury Securities–1.10%
U.S. Treasury Bills–1.10%
5.24%, 08/06/2024(h)(i)	5,000,000	4,973,965
5.27% - 5.30%, 09/05/2024(h)(i)	1,132,000	1,121,195
Total U.S. Treasury Securities (Cost $6,095,207)		6,095,160
Shares
Money Market Funds–0.77%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(j)(k) (Cost $4,266,858)	4,266,858	4,266,858
TOTAL INVESTMENTS IN SECURITIES–130.65% (Cost $798,470,758)		721,762,778
OTHER ASSETS LESS LIABILITIES—(30.65)%		(169,337,629)
NET ASSETS–100.00%		$552,425,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Quality Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2024.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $58,327,149, which represented 10.56% of the Fund’s Net Assets.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,152,120	$79,909,744	$(82,795,006)	$-	$-	$4,266,858	$85,480

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	10	September-2024	$2,042,187	$3,968	$3,968
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	110	September-2024	(11,723,594)	(87,292)	(87,292)
U.S. Treasury 10 Year Notes	9	September-2024	(989,859)	1,105	1,105
U.S. Treasury 10 Year Ultra Notes	8	September-2024	(908,250)	(8,267)	(8,267)
U.S. Treasury Long Bonds	88	September-2024	(10,411,500)	(211,947)	(211,947)
U.S. Treasury Ultra Bonds	44	September-2024	(5,515,125)	(132,102)	(132,102)
Subtotal—Short Futures Contracts				(438,503)	(438,503)
Total Futures Contracts				$(434,535)	$(434,535)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Quality Income Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $794,203,900)	$717,495,920
Investments in affiliated money market funds, at value (Cost $4,266,858)	4,266,858
Other investments:
Variation margin receivable — futures contracts	193,213
Receivable for:
Investments sold	1,605
TBA sales commitment	69,370,829
Fund shares sold	63,675
Dividends	8,641
Interest	2,239,788
Principal paydowns	92,586
Investment for trustee deferred compensation and retirement plans	208,114
Other assets	71,800
Total assets	794,013,029
Liabilities:
Payable for:
TBA sales commitment	233,297,364
Dividends	280,410
Fund shares reacquired	3,628,506
Amount due custodian	3,740,703
Due to broker	70,000
Accrued fees to affiliates	298,896
Accrued other operating expenses	57,873
Trustee deferred compensation and retirement plans	214,128
Total liabilities	241,587,880
Net assets applicable to shares outstanding	$552,425,149
Net assets consist of:
Shares of beneficial interest	$788,414,870
Distributable earnings (loss)	(235,989,721)
$552,425,149
Net Assets:
Class A	$436,940,391
Class C	$13,583,269
Class R	$15,715,465
Class Y	$69,719,351
Class R5	$186,826
Class R6	$16,279,847
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,864,691
Class C	1,434,003
Class R	1,650,599
Class Y	7,290,919
Class R5	19,568
Class R6	1,702,501
Class A:
Net asset value per share	$9.53
Maximum offering price per share (Net asset value of $9.53 ÷ 95.75%)	$9.95
Class C:
Net asset value and offering price per share	$9.47
Class R:
Net asset value and offering price per share	$9.52
Class Y:
Net asset value and offering price per share	$9.56
Class R5:
Net asset value and offering price per share	$9.55
Class R6:
Net asset value and offering price per share	$9.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Quality Income Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest	$12,454,178
Dividends from affiliated money market funds	85,480
Total investment income	12,539,658
Expenses:
Advisory fees	1,227,323
Administrative services fees	43,644
Custodian fees	27,956
Distribution fees:
Class A	548,835
Class C	73,629
Class R	39,932
Transfer agent fees — A, C, R and Y	431,785
Transfer agent fees — R5	110
Transfer agent fees — R6	2,642
Trustees’ and officers’ fees and benefits	11,704
Registration and filing fees	45,276
Reports to shareholders	83,699
Professional services fees	34,156
Other	7,446
Total expenses	2,578,137
Less: Fees waived and/or expense offset arrangement(s)	(22,101)
Net expenses	2,556,036
Net investment income	9,983,622
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(209,446)
Futures contracts	629,020
419,574
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(16,030,179)
Futures contracts	(697,136)
(16,727,315)
Net realized and unrealized gain (loss)	(16,307,741)
Net increase (decrease) in net assets resulting from operations	$(6,324,119)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Quality Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$9,983,622	$17,859,056
Net realized gain (loss)	419,574	(25,455,145)
Change in net unrealized appreciation (depreciation)	(16,727,315)	38,051,937
Net increase (decrease) in net assets resulting from operations	(6,324,119)	30,455,848
Distributions to shareholders from distributable earnings:
Class A	(8,567,188)	(17,421,519)
Class C	(223,993)	(491,069)
Class R	(283,429)	(601,499)
Class Y	(1,609,213)	(3,204,672)
Class R5	(4,477)	(8,120)
Class R6	(367,984)	(835,507)
Total distributions from distributable earnings	(11,056,284)	(22,562,386)
Share transactions–net:
Class A	(24,311,507)	(43,088,533)
Class C	(2,105,994)	(3,086,350)
Class R	(939,538)	(2,578,194)
Class Y	(10,801,397)	326,948
Class R5	(181,383)	225,632
Class R6	(2,743,058)	(1,654,906)
Net increase (decrease) in net assets resulting from share transactions	(41,082,877)	(49,855,403)
Net increase (decrease) in net assets	(58,463,280)	(41,961,941)
Net assets:
Beginning of period	610,888,429	652,850,370
End of period	$552,425,149	$610,888,429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Quality Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/24	$9.81	$0.16	$(0.26)	$(0.10)	$(0.18)	$9.53	(0.99)%(d)	$436,940	0.89%(d)(e)	0.90%(d)(e)	3.46%(d)(e)	174%
Year ended 12/31/23	9.66	0.27	0.22	0.49	(0.34)	9.81	5.25(d)	474,643	0.86(d)	0.87(d)	2.83(d)	427
Year ended 12/31/22	11.36	0.16	(1.57)	(1.41)	(0.29)	9.66	(12.52)(d)	511,108	0.85(d)	0.85(d)	1.53(d)	520
Year ended 12/31/21	11.90	0.07	(0.25)	(0.18)	(0.36)	11.36	(1.55)(f)	697,347	0.84(f)	0.86(f)	0.57(f)	401
Year ended 12/31/20	11.72	0.26	0.36	0.62	(0.44)	11.90	5.33(f)	816,715	0.83(f)	0.85(f)	2.15(f)	979
Year ended 12/31/19	11.48	0.35	0.33	0.68	(0.44)	11.72	5.97(d)	301,996	0.92(d)	0.92(d)	3.04(d)	448
Class C
Six months ended 06/30/24	9.75	0.13	(0.27)	(0.14)	(0.14)	9.47	(1.39)	13,583	1.65(e)	1.66(e)	2.70(e)	174
Year ended 12/31/23	9.60	0.20	0.22	0.42	(0.27)	9.75	4.46	16,154	1.62	1.63	2.07	427
Year ended 12/31/22	11.28	0.08	(1.55)	(1.47)	(0.21)	9.60	(13.12)	19,025	1.61	1.61	0.77	520
Year ended 12/31/21	11.82	(0.02)	(0.25)	(0.27)	(0.27)	11.28	(2.35)(f)	32,752	1.62(f)	1.62(f)	(0.21)(f)	401
Year ended 12/31/20	11.64	0.16	0.37	0.53	(0.35)	11.82	4.57(f)	53,821	1.60(f)	1.60(f)	1.38(f)	979
Year ended 12/31/19	11.40	0.27	0.32	0.59	(0.35)	11.64	5.19	8,659	1.68	1.68	2.28	448
Class R
Six months ended 06/30/24	9.80	0.15	(0.26)	(0.11)	(0.17)	9.52	(1.12)	15,715	1.15(e)	1.16(e)	3.20(e)	174
Year ended 12/31/23	9.65	0.25	0.22	0.47	(0.32)	9.80	4.97	17,136	1.12	1.13	2.57	427
Year ended 12/31/22	11.35	0.13	(1.57)	(1.44)	(0.26)	9.65	(12.76)	19,497	1.11	1.11	1.27	520
Year ended 12/31/21	11.89	0.03	(0.25)	(0.22)	(0.32)	11.35	(1.84)	24,551	1.12	1.12	0.29	401
Period ended 12/31/20(g)	11.79	0.14	0.21	0.35	(0.25)	11.89	2.99	27,785	1.10(e)	1.10(e)	1.88(e)	979
Class Y
Six months ended 06/30/24	9.84	0.18	(0.27)	(0.09)	(0.19)	9.56	(0.86)	69,719	0.65(e)	0.66(e)	3.70(e)	174
Year ended 12/31/23	9.70	0.30	0.21	0.51	(0.37)	9.84	5.38	83,005	0.62	0.63	3.07	427
Year ended 12/31/22	11.40	0.18	(1.57)	(1.39)	(0.31)	9.70	(12.26)	82,042	0.61	0.61	1.77	520
Year ended 12/31/21	11.95	0.10	(0.26)	(0.16)	(0.39)	11.40	(1.35)	106,019	0.57	0.62	0.84	401
Year ended 12/31/20	11.77	0.29	0.36	0.65	(0.47)	11.95	5.59	185,925	0.52	0.61	2.46	979
Year ended 12/31/19	11.53	0.38	0.33	0.71	(0.47)	11.77	6.21	20,339	0.68	0.68	3.28	448
Class R5
Six months ended 06/30/24	9.82	0.18	(0.25)	(0.07)	(0.20)	9.55	(0.74)	187	0.61(e)	0.61(e)	3.74(e)	174
Year ended 12/31/23	9.67	0.30	0.22	0.52	(0.37)	9.82	5.54	377	0.58	0.58	3.11	427
Year ended 12/31/22	11.37	0.19	(1.57)	(1.38)	(0.32)	9.67	(12.26)	139	0.57	0.57	1.81	520
Year ended 12/31/21	11.91	0.10	(0.25)	(0.15)	(0.39)	11.37	(1.29)	489	0.56	0.57	0.85	401
Year ended 12/31/20	11.76	0.30	0.33	0.63	(0.48)	11.91	5.42	395	0.46	0.46	2.52	979
Year ended 12/31/19	11.52	0.40	0.32	0.72	(0.48)	11.76	6.36	132,657	0.55	0.55	3.41	448
Class R6
Six months ended 06/30/24	9.84	0.18	(0.26)	(0.08)	(0.20)	9.56	(0.80)	16,280	0.54(e)	0.54(e)	3.81(e)	174
Year ended 12/31/23	9.70	0.31	0.21	0.52	(0.38)	9.84	5.50	19,575	0.51	0.51	3.18	427
Year ended 12/31/22	11.40	0.20	(1.57)	(1.37)	(0.33)	9.70	(12.16)	21,040	0.50	0.50	1.88	520
Year ended 12/31/21	11.95	0.11	(0.26)	(0.15)	(0.40)	11.40	(1.30)	33,442	0.51	0.51	0.90	401
Year ended 12/31/20	11.77	0.30	0.36	0.66	(0.48)	11.95	5.69	33,032	0.46	0.46	2.52	979
Year ended 12/31/19	11.53	0.40	0.32	0.72	(0.48)	11.77	6.35	22,379	0.55	0.55	3.41	448

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,606,141,382 in connection with the acquisition of Invesco Oppenheimer Limited-Term Government Fund into the Fund.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2024 and for the years ended December 31, 2023, 2022 and 2019, respectively.
(e)	Annualized.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.99% for Class A and Class C shares for the years ended December 31, 2021 and 2020, respectively.
(g)	Commencement date of May 15, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Quality Income Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
The Fund currently consists of six different classes of shares:  Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC").  Class C shares are sold with a CDSC.  Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
12	Invesco Quality Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
13	Invesco Quality Income Fund

J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
L.	Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $100 million	0.4700%
Next $150 million	0.4400%
Next $250 million	0.4125%
Next $2 billion	0.3825%
Next $2.5 billion	0.3800%
Next $2.5 billion	0.3650%
Next $2.5 billion	0.3400%
Next $2.5 billion	0.2950%
Over $12.5 billion	0.2700%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.43%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $1,644.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
14	Invesco Quality Income Fund

shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $10,945 in front-end sales commissions from the sale of Class A shares and $986 and $1,494 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$632,537,467	$—	$632,537,467
Asset-Backed Securities	—	37,886,414	—	37,886,414
Agency Credit Risk Transfer Notes	—	14,955,043	—	14,955,043
Certificates of Deposit	—	13,011,868	—	13,011,868
Commercial Paper	—	13,009,968	—	13,009,968
U.S. Treasury Securities	—	6,095,160	—	6,095,160
Money Market Funds	4,266,858	—	—	4,266,858
Total Investments in Securities	4,266,858	717,495,920	—	721,762,778
Other Investments - Assets*
Futures Contracts	5,073	—	—	5,073
Other Investments - Liabilities*
Futures Contracts	(439,608)	—	—	(439,608)
Total Other Investments	(434,535)	—	—	(434,535)
Total Investments	$3,832,323	$717,495,920	$—	$721,328,243

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$5,073
Derivatives not subject to master netting agreements	(5,073)
Total Derivative Assets subject to master netting agreements	$—
15	Invesco Quality Income Fund

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(439,608)
Derivatives not subject to master netting agreements	439,608
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$629,020
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(697,136)
Total	$(68,116)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$49,059,167
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $20,457.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$82,865,208	$76,400,658	$159,265,866
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
16	Invesco Quality Income Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $9,795,275 and $6,591,224, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,331,348
Aggregate unrealized (depreciation) of investments	(79,743,456)
Net unrealized appreciation (depreciation) of investments	$(77,412,108)
Cost of investments for tax purposes is $798,740,351.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,129,318	$10,764,801	2,464,585	$23,756,959
Class C	116,318	1,104,407	361,569	3,464,372
Class R	66,771	637,609	208,795	2,005,855
Class Y	1,876,658	18,038,262	4,297,128	41,908,617
Class R5	7,252	69,740	23,916	224,831
Class R6	160,466	1,542,663	993,878	9,521,549
Issued as reinvestment of dividends:
Class A	764,655	7,285,470	1,544,119	14,852,493
Class C	21,260	201,411	46,162	441,511
Class R	29,460	280,404	61,521	591,593
Class Y	134,375	1,284,492	262,980	2,536,732
Class R5	396	3,778	810	7,737
Class R6	30,885	295,448	72,039	695,293
Automatic conversion of Class C shares to Class A shares:
Class A	129,885	1,231,795	235,813	2,276,910
Class C	(130,670)	(1,231,795)	(237,228)	(2,276,910)
Reacquired:
Class A	(4,564,476)	(43,593,573)	(8,745,310)	(83,974,895)
Class C	(230,103)	(2,180,017)	(494,503)	(4,715,323)
Class R	(194,283)	(1,857,551)	(541,228)	(5,175,642)
Class Y	(3,153,353)	(30,124,151)	(4,586,301)	(44,118,401)
Class R5	(26,433)	(254,901)	(738)	(6,936)
Class R6	(477,563)	(4,581,169)	(1,246,719)	(11,871,748)
Net increase (decrease) in share activity	(4,309,182)	$(41,082,877)	(5,278,712)	$(49,855,403)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
NOTE 11—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
17	Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Quality Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Mortgage-Backed Securities Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period.  The Board recognized that the performance data reflects a snapshot in time as of a
18	Invesco Quality Income Fund

particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively, referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
19	Invesco Quality Income Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
20	Invesco Quality Income Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21	Invesco Quality Income Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	VK-QINC-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Select Risk: Conservative Investor Fund
Nasdaq:
A: OACIX ■ C: OCCIX ■ R: ONCIX ■ Y: OYCIX ■ R5: PXCIX ■ R6: PXCCX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Alternative Funds–4.97%
Invesco Global Real Estate Income Fund, Class R6(b)	1.99%	$7,960,408	$131,615	$(477,308)	$(459,190)	$7,297	$148,789	906,565	$7,179,996
Invesco Macro Allocation Strategy Fund, Class R6	2.98%	10,868,746	—	(532,094)	420,313	(38,285)	—	1,379,496	10,718,680
Total Alternative Funds		18,829,154	131,615	(1,009,402)	(38,877)	(30,988)	148,789		17,898,676
Domestic Equity Funds–10.77%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	1.29%	7,547,945	—	(3,804,319)	(3,284)	907,853	—	144,804	4,648,195
Invesco Main Street Small Cap Fund, Class R6	1.26%	4,867,538	125,710	(616,202)	146,489	677	—	209,843	4,524,212
Invesco NASDAQ 100 ETF	2.25%	—	8,306,020	(920,159)	658,527	47,766	13,283	41,054	8,092,154
Invesco Russell 1000® Dynamic Multifactor ETF	3.01%	10,431,809	1,039,258	(839,313)	177,024	45,367	100,714	206,785	10,854,145
Invesco S&P 500® Low Volatility ETF	—	8,196,053	—	(8,431,429)	(1,272,710)	1,508,086	32,758	—	—
Invesco S&P 500® Pure Growth ETF	—	4,946,587	—	(5,503,256)	(752,809)	1,309,478	—	—	—
Invesco S&P 500® Pure Value ETF	1.96%	3,989,334	3,625,855	(582,394)	(113,355)	159,497	81,475	84,859	7,078,937
Invesco Value Opportunities Fund, Class R6	1.00%	—	3,811,505	(371,588)	144,274	20,857	—	178,115	3,605,048
Total Domestic Equity Funds		39,979,266	16,908,348	(21,068,660)	(1,015,844)	3,999,581	228,230		38,802,691
Fixed Income Funds–77.80%
Invesco Core Bond Fund, Class R6	34.20%	—	128,619,438	(5,202,304)	(186,661)	(15,847)	1,748,000	22,041,972	123,214,626
Invesco Core Plus Bond Fund, Class R6	16.67%	66,550,408	1,841,516	(7,312,069)	999,458	(2,005,190)	1,561,167	6,601,552	60,074,123
Invesco Emerging Markets Sovereign Debt ETF	2.04%	—	7,582,080	(109,646)	(135,719)	(596)	162,184	366,806	7,336,119
Invesco Equal Weight 0-30 Year Treasury ETF	9.11%	48,506,187	752,411	(14,466,464)	2,014,666	(3,963,443)	651,096	1,190,408	32,843,357
Invesco Floating Rate ESG Fund, Class R6	4.17%	28,154,538	978,038	(14,025,419)	(118,818)	23,510	978,311	2,227,277	15,011,849
Invesco High Yield Fund, Class R6	4.14%	39,569,640	868,376	(25,408,782)	(805,851)	693,123	868,577	4,261,859	14,916,506
Invesco Income Fund, Class R6	—	3,804,364	49,902	(3,859,717)	(36)	5,487	49,906	—	—
Invesco International Bond Fund, Class R6	—	29,056,289	301,016	(28,768,331)	(1,535,940)	946,966	301,031	—	—
Invesco Taxable Municipal Bond ETF	—	31,344,983	—	(30,762,332)	6,452,353	(7,035,004)	190,877	—	—
Invesco Variable Rate Investment Grade ETF	7.47%	43,101,677	—	(16,452,920)	(6,467)	272,191	1,004,800	1,070,584	26,914,481
Total Fixed Income Funds		290,088,086	140,992,777	(146,367,984)	6,676,985	(11,078,803)	7,515,949		280,311,061
Foreign Equity Funds–5.61%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.34%	—	1,250,675	—	(29,410)	—	—	37,705	1,221,265
Invesco Developing Markets Fund, Class R6	0.28%	4,616,955	—	(3,695,770)	1,109,636	(1,016,762)	—	25,575	1,014,059
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	0.69%	3,706,148	—	(1,325,119)	(59,486)	173,404	52,881	51,252	2,494,947
Invesco Global Fund, Class R6	1.61%	—	5,969,531	(358,781)	180,083	6,053	—	55,240	5,796,886
Invesco Global Infrastructure Fund, Class R6	0.98%	3,605,124	150,705	(165,554)	(54,133)	(25,193)	49,114	312,084	3,510,949
Invesco International Developed Dynamic Multifactor ETF	0.59%	—	2,338,906	(154,725)	(57,542)	1,567	42,721	85,884	2,128,206
Invesco International Small-Mid Company Fund, Class R6	0.84%	—	3,191,857	—	(171,835)	—	—	73,749	3,020,022
Invesco Oppenheimer International Growth Fund, Class R6	0.28%	3,754,513	—	(2,915,259)	(1,910)	174,371	—	27,620	1,011,715
Invesco S&P Emerging Markets Low Volatility ETF	—	3,707,280	—	(3,688,745)	320,789	(339,324)	23,861	—	—
Invesco S&P International Developed Low Volatility ETF	—	3,659,565	—	(3,662,134)	14,286	(11,717)	—	—	—
Total Foreign Equity Funds		23,049,585	12,901,674	(15,966,087)	1,250,478	(1,037,601)	168,577		20,198,049
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Money Market Funds–0.90%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)	0.32%	$873,350	$17,104,279	$(16,840,751)	$—	$—	$17,307	1,136,878	$1,136,878
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)	0.22%	623,730	12,217,342	(12,031,769)	(60)	(310)	12,778	808,690	808,933
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)	0.36%	998,114	19,547,748	(19,246,573)	—	—	19,737	1,299,289	1,299,289
Total Money Market Funds		2,495,194	48,869,369	(48,119,093)	(60)	(310)	49,822		3,245,100
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $368,470,000)	100.05%	374,441,285	219,803,783	(232,531,226)	6,872,682	(8,148,121)	8,111,367		360,455,577

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.31%(d)(e)	—	3,197,516	7,913,034	(11,110,550)	—	—	23,860(f)	—	—
Invesco Private Prime Fund, 5.48%(d)(e)	—	8,222,187	21,400,807	(29,622,700)	(725)	431	63,937(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	11,419,703	29,313,841	(40,733,250)	(725)	431	87,797		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $368,470,000)	100.05%	$385,860,988	$249,117,624	$(273,264,476)	$6,871,957	$(8,147,690)	$8,199,164		$360,455,577
OTHER ASSETS LESS LIABILITIES	(0.05)%								(168,273)
NET ASSETS	100.00%								$360,287,304
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in affiliated underlying funds, at value (Cost $368,470,000)	$360,455,577
Cash	9,996
Receivable for:
Fund shares sold	78,125
Dividends - affiliated underlying funds	949,805
Investment for trustee deferred compensation and retirement plans	37,772
Other assets	94,424
Total assets	361,625,699
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	941,680
Dividends	67
Fund shares reacquired	158,646
Accrued fees to affiliates	168,948
Accrued trustees’ and officers’ fees and benefits	1,954
Accrued other operating expenses	29,328
Trustee deferred compensation and retirement plans	37,772
Total liabilities	1,338,395
Net assets applicable to shares outstanding	$360,287,304
Net assets consist of:
Shares of beneficial interest	$391,368,229
Distributable earnings (loss)	(31,080,925)
$360,287,304
Net Assets:
Class A	$281,429,564
Class C	$30,603,284
Class R	$41,368,522
Class Y	$6,782,485
Class R5	$9,074
Class R6	$94,375
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	32,628,355
Class C	3,597,468
Class R	4,812,179
Class Y	781,967
Class R5	1,053
Class R6	10,943
Class A:
Net asset value per share	$8.63
Maximum offering price per share (Net asset value of $8.63 ÷ 94.50%)	$9.13
Class C:
Net asset value and offering price per share	$8.51
Class R:
Net asset value and offering price per share	$8.60
Class Y:
Net asset value and offering price per share	$8.67
Class R5:
Net asset value and offering price per share	$8.62
Class R6:
Net asset value and offering price per share	$8.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Select Risk: Conservative Investor Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $1,759)	$8,113,126
Interest	585
Total investment income	8,113,711
Expenses:
Custodian fees	1,074
Distribution fees:
Class A	344,353
Class C	158,936
Class R	103,462
Transfer agent fees — A, C, R and Y	232,361
Transfer agent fees — R5	5
Transfer agent fees — R6	10
Trustees’ and officers’ fees and benefits	11,640
Registration and filing fees	48,605
Reports to shareholders	20,522
Professional services fees	19,730
Other	6,015
Total expenses	946,713
Less: Expense offset arrangement(s)	(11,499)
Net expenses	935,214
Net investment income	7,178,497
Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(8,147,690)
Change in net unrealized appreciation of affiliated underlying fund shares	6,871,957
Net realized and unrealized gain (loss)	(1,275,733)
Net increase in net assets resulting from operations	$5,902,764
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$7,178,497	$13,808,191
Net realized gain (loss)	(8,147,690)	(20,753,744)
Change in net unrealized appreciation	6,871,957	34,916,401
Net increase in net assets resulting from operations	5,902,764	27,970,848
Distributions to shareholders from distributable earnings:
Class A	—	(8,837,228)
Class C	—	(764,308)
Class R	—	(1,158,979)
Class Y	—	(231,849)
Class R5	—	(1,844)
Class R6	—	(1,372)
Total distributions from distributable earnings	—	(10,995,580)
Share transactions–net:
Class A	(15,389,133)	(8,443,570)
Class C	(2,903,968)	(6,862,247)
Class R	(1,058,336)	(941,243)
Class Y	(429,457)	(220,386)
Class R5	(45,545)	44,918
Class R6	51,625	31,579
Net increase (decrease) in net assets resulting from share transactions	(19,774,814)	(16,390,949)
Net increase (decrease) in net assets	(13,872,050)	584,319
Net assets:
Beginning of period	374,159,354	373,575,035
End of period	$360,287,304	$374,159,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Select Risk: Conservative Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income to average net assets	Portfolio turnover (e)
Class A
Six months ended 06/30/24	$8.48	$0.17	$(0.02)	$0.15	$—	$—	$—	$8.63	1.77%(f)	$281,430	0.42%(f)(g)	0.43%(f)(g)	4.02%(f)(g)	47%
Year ended 12/31/23	8.11	0.32	0.32	0.64	(0.27)	—	(0.27)	8.48	7.85(f)	292,078	0.42(f)	0.42(f)	3.81(f)	33
Year ended 12/31/22	9.88	0.20	(1.74)	(1.54)	(0.16)	(0.07)	(0.23)	8.11	(15.62)(f)	287,368	0.41(f)	0.41(f)	2.32(f)	21
Year ended 12/31/21	10.03	0.17	0.14	0.31	(0.35)	(0.11)	(0.46)	9.88	3.11(f)	357,004	0.37(f)	0.42(f)	1.68(f)	27
Year ended 12/31/20	9.46	0.18	0.60	0.78	(0.21)	—	(0.21)	10.03	8.29(f)	451,258	0.33(f)	0.43(f)	1.85(f)	80
Eleven months ended 12/31/19	9.31	0.21	0.56	0.77	(0.33)	(0.29)	(0.62)	9.46	8.26	415,244	0.43(g)	0.53(g)	2.39(g)	6
Year ended 01/31/19	9.67	0.22	(0.37)	(0.15)	(0.21)	—	(0.21)	9.31	(1.49)	396,318	0.42	0.52	2.35	45
Class C
Six months ended 06/30/24	8.40	0.14	(0.03)	0.11	—	—	—	8.51	1.31	30,603	1.18(g)	1.19(g)	3.26(g)	47
Year ended 12/31/23	8.02	0.25	0.33	0.58	(0.20)	—	(0.20)	8.40	7.19	33,124	1.18	1.18	3.05	33
Year ended 12/31/22	9.77	0.14	(1.73)	(1.59)	(0.09)	(0.07)	(0.16)	8.02	(16.34)	38,359	1.17	1.17	1.56	21
Year ended 12/31/21	9.92	0.09	0.14	0.23	(0.27)	(0.11)	(0.38)	9.77	2.31	59,281	1.13	1.18	0.92	27
Year ended 12/31/20	9.35	0.10	0.61	0.71	(0.14)	—	(0.14)	9.92	7.55	68,581	1.09	1.19	1.09	80
Eleven months ended 12/31/19	9.20	0.14	0.55	0.69	(0.25)	(0.29)	(0.54)	9.35	7.48	88,939	1.19(g)	1.29(g)	1.63(g)	6
Year ended 01/31/19	9.56	0.15	(0.38)	(0.23)	(0.13)	—	(0.13)	9.20	(2.30)	125,385	1.17	1.27	1.60	45
Class R
Six months ended 06/30/24	8.47	0.16	(0.03)	0.13	—	—	—	8.60	1.54	41,369	0.68(g)	0.69(g)	3.76(g)	47
Year ended 12/31/23	8.09	0.30	0.32	0.62	(0.24)	—	(0.24)	8.47	7.70	41,782	0.68	0.68	3.55	33
Year ended 12/31/22	9.86	0.17	(1.74)	(1.57)	(0.13)	(0.07)	(0.20)	8.09	(15.90)	40,864	0.67	0.67	2.06	21
Year ended 12/31/21	10.01	0.14	0.14	0.28	(0.32)	(0.11)	(0.43)	9.86	2.84	49,057	0.63	0.68	1.42	27
Year ended 12/31/20	9.44	0.15	0.61	0.76	(0.19)	—	(0.19)	10.01	8.03	51,481	0.59	0.69	1.59	80
Eleven months ended 12/31/19	9.29	0.19	0.55	0.74	(0.30)	(0.29)	(0.59)	9.44	7.99	49,017	0.68(g)	0.78(g)	2.13(g)	6
Year ended 01/31/19	9.65	0.20	(0.37)	(0.17)	(0.19)	—	(0.19)	9.29	(1.73)	44,044	0.67	0.77	2.10	45
Class Y
Six months ended 06/30/24	8.52	0.18	(0.03)	0.15	—	—	—	8.67	1.76	6,782	0.18(g)	0.19(g)	4.26(g)	47
Year ended 12/31/23	8.14	0.34	0.33	0.67	(0.29)	—	(0.29)	8.52	8.20	7,080	0.18	0.18	4.05	33
Year ended 12/31/22	9.93	0.22	(1.76)	(1.54)	(0.18)	(0.07)	(0.25)	8.14	(15.53)	6,967	0.17	0.17	2.56	21
Year ended 12/31/21	10.08	0.20	0.14	0.34	(0.38)	(0.11)	(0.49)	9.93	3.38	7,785	0.13	0.18	1.92	27
Year ended 12/31/20	9.49	0.20	0.63	0.83	(0.24)	—	(0.24)	10.08	8.71	8,821	0.09	0.19	2.09	80
Eleven months ended 12/31/19	9.34	0.23	0.56	0.79	(0.35)	(0.29)	(0.64)	9.49	8.47	8,189	0.19(g)	0.29(g)	2.63(g)	6
Year ended 01/31/19	9.71	0.24	(0.38)	(0.14)	(0.23)	—	(0.23)	9.34	(1.31)	6,671	0.18	0.28	2.59	45
Class R5
Six months ended 06/30/24	8.47	0.19	(0.04)	0.15	—	—	—	8.62	1.77	9	0.12(g)	0.12(g)	4.32(g)	47
Year ended 12/31/23	8.09	0.34	0.33	0.67	(0.29)	—	(0.29)	8.47	8.34	55	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.42)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.38	10	0.10	0.15	1.95	27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	—	(0.24)	10.03	8.67	11	0.04	0.14	2.14	80
Period ended 12/31/19(h)	9.50	0.16	0.43	0.59	(0.35)	(0.29)	(0.64)	9.45	6.30	10	0.15(g)	0.25(g)	2.67(g)	6
Class R6
Six months ended 06/30/24	8.47	0.18	(0.03)	0.15	—	—	—	8.62	1.77	94	0.08(g)	0.08(g)	4.36(g)	47
Year ended 12/31/23	8.09	0.35	0.32	0.67	(0.29)	—	(0.29)	8.47	8.34	41	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.41)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.37	18	0.10	0.15	1.95	27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	—	(0.24)	10.03	8.67	11	0.04	0.14	2.14	80
Period ended 12/31/19(h)	9.50	0.16	0.44	0.60	(0.36)	(0.29)	(0.65)	9.45	6.31	10	0.07(g)	0.17(g)	2.75(g)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.47%, 0.47%, 0.45%, 0.47% and 0.55% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(d)	Does not include indirect expenses from affiliated fund fees and expenses of 0.46% and 0.48% for the eleven months ended December 31, 2019 and for the year ended January 31, 2019, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by
8	Invesco Select Risk: Conservative Investor Fund

the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
9	Invesco Select Risk: Conservative Investor Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
I.	Other Risks - Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2025, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.25%, and 0.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2025. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $16,858 in front-end sales commissions from the sale of Class A shares and $9,017 and $713 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
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market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,499.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,554,995	$19,460,019	$24,015,014
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $170,934,414 and $184,412,133, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,216,951
Aggregate unrealized (depreciation) of investments	(22,054,667)
Net unrealized appreciation (depreciation) of investments	$(11,837,716)
Cost of investments for tax purposes is $372,293,293.
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NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	4,919,923	$41,835,114	7,631,485	$63,931,261
Class C	466,690	3,925,690	909,468	7,545,362
Class R	496,808	4,208,728	906,701	7,561,241
Class Y	153,748	1,311,384	318,325	2,675,584
Class R5	-	-	5,233	43,383
Class R6	6,148	51,785	3,648	30,627
Issued as reinvestment of dividends:
Class A	-	-	1,007,891	8,496,544
Class C	-	-	89,845	750,210
Class R	-	-	137,580	1,158,423
Class Y	-	-	24,922	211,088
Class R5	-	-	182	1,535
Class R6	-	-	126	1,063
Automatic conversion of Class C shares to Class A shares:
Class A	253,148	2,152,850	620,429	5,181,937
Class C	(256,252)	(2,152,850)	(628,983)	(5,181,937)
Reacquired:
Class A	(6,971,848)	(59,377,097)	(10,285,733)	(86,053,312)
Class C	(556,731)	(4,676,808)	(1,207,541)	(9,975,882)
Class R	(619,536)	(5,267,064)	(1,161,001)	(9,660,907)
Class Y	(202,705)	(1,740,841)	(368,283)	(3,107,058)
Class R5	(5,415)	(45,545)	-	-
Class R6	(19)	(160)	(13)	(111)
Net increase (decrease) in share activity	(2,316,041)	$(19,774,814)	(1,995,719)	$(16,390,949)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
12	Invesco Select Risk: Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Conservative Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its
13	Invesco Select Risk: Conservative Investor Fund

subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles, negatively impacted Fund performance. The Board further considered that the Fund underwent investment strategy changes in 2020 and a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14	Invesco Select Risk: Conservative Investor Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
15	Invesco Select Risk: Conservative Investor Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco Select Risk: Conservative Investor Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSCI-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Select Risk: Growth Investor Fund
Nasdaq:
A: AADAX ■ C: AADCX ■ R: AADRX ■ S: AADSX ■ Y: AADYX ■ R5: AADIX ■ R6: AAESX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.09%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Alternative Funds–4.98%
Invesco Global Real Estate Income Fund, Class R6(b)	2.48%	$24,464,886	$982,548	$—	$(1,431,785)	$—	$481,388	3,037,783	$24,059,239
Invesco Macro Allocation Strategy Fund, Class R6	2.50%	22,693,763	774,114	—	778,757	—	—	3,120,545	24,246,634
Total Alternative Funds		47,158,649	1,756,662	—	(653,028)	—	481,388		48,305,873
Domestic Equity Funds–49.19%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	5.92%	45,078,869	7,013,087	—	5,279,710	—	—	1,787,279	57,371,666
Invesco Main Street Small Cap Fund, Class R6	5.72%	59,296,894	—	(5,423,187)	(68,878)	1,710,129	—	2,574,905	55,514,958
Invesco NASDAQ 100 ETF	10.22%	44,463,212	52,714,763	(9,917,233)	10,893,906	898,843	253,480	502,529	99,053,491
Invesco Russell 1000® Dynamic Multifactor ETF	13.78%	116,773,805	14,450,409	—	2,338,428	—	1,217,535	2,544,535	133,562,642
Invesco S&P 500® Low Volatility ETF	—	79,153,115	—	(81,426,251)	(9,037,734)	11,310,870	316,360	—	—
Invesco S&P 500® Pure Growth ETF	—	45,570,799	—	(51,092,381)	(12,747,619)	18,269,201	—	—	—
Invesco S&P 500® Pure Value ETF(d)	8.87%	—	87,609,178	(921,138)	(670,329)	11,249	979,961	1,031,275	86,028,960
Invesco Value Opportunities Fund, Class R6	4.68%	27,375,578	15,936,933	(1,955,053)	3,907,841	83,788	—	2,240,568	45,349,087
Total Domestic Equity Funds		417,712,272	177,724,370	(150,735,243)	(104,675)	32,284,080	2,767,336		476,880,804
Fixed Income Funds–23.21%
Invesco Core Bond Fund, Class R6	10.21%	—	99,181,640	—	(166,715)	—	1,371,477	17,712,867	99,014,925
Invesco Core Plus Bond Fund, Class R6	5.02%	68,173,810	1,388,587	(19,886,085)	4,209,754	(5,243,282)	1,389,048	5,345,361	48,642,784
Invesco Emerging Markets Sovereign Debt ETF	0.60%	—	5,930,950	—	(107,730)	—	127,788	291,161	5,823,220
Invesco Equal Weight 0-30 Year Treasury ETF	2.69%	37,216,013	—	(9,620,726)	1,109,592	(2,627,390)	503,918	945,179	26,077,489
Invesco Floating Rate ESG Fund, Class R6	1.24%	6,465,434	5,685,788	—	(120,448)	—	464,697	1,784,981	12,030,774
Invesco High Yield Fund, Class R6	1.23%	28,964,566	656,359	(17,613,897)	(553,622)	471,958	656,517	3,407,247	11,925,364
Invesco Income Fund, Class R6	—	9,138,562	119,871	(9,271,525)	626,873	(613,781)	119,879	—	—
Invesco International Bond Fund, Class R6	—	9,830,404	101,840	(9,732,981)	(743,661)	544,398	101,846	—	—
Invesco Senior Floating Rate Fund, Class R6	—	14,613,199	293,808	(14,973,832)	261,124	(194,299)	293,835	—	—
Invesco Taxable Municipal Bond ETF	—	31,085,248	—	(30,507,426)	4,576,790	(5,154,612)	189,295	—	—
Invesco Variable Rate Investment Grade ETF(d)	2.22%	8,944,596	12,585,065	—	33,696	—	535,064	857,731	21,563,357
Total Fixed Income Funds		214,431,832	125,943,908	(111,606,472)	9,125,653	(12,817,008)	5,753,364		225,077,913
Foreign Equity Funds–22.03%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.49%	27,929,567	—	(13,193,235)	808,994	(1,122,594)	—	445,283	14,422,732
Invesco Developing Markets Fund, Class R6	1.26%	29,955,555	—	(18,420,742)	3,079,470	(2,419,598)	—	307,558	12,194,685
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.21%	24,458,992	6,782,516	(695,313)	598,128	8,784	649,208	639,957	31,153,107
Invesco Global Fund, Class R6	7.36%	78,623,828	—	(17,645,857)	10,339,244	(3,397)	—	679,568	71,313,818
Invesco Global Infrastructure Fund, Class R6	1.00%	9,046,020	872,666	—	(213,246)	—	132,695	862,706	9,705,440
Invesco International Developed Dynamic Multifactor ETF	2.74%	—	27,950,819	(621,946)	(719,572)	4,122	523,997	1,073,988	26,613,423
Invesco International Small-Mid Company Fund, Class R6	3.72%	19,230,733	18,632,646	—	(1,825,731)	—	—	880,040	36,037,648
Invesco Oppenheimer International Growth Fund, Class R6	1.25%	20,111,232	—	(8,763,075)	249,598	524,147	—	330,928	12,121,902
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.09%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Invesco S&P Emerging Markets Low Volatility ETF	—	$41,843,375	$—	$(41,634,173)	$(2,506,356)	$2,297,154	$269,319	—	$—
Invesco S&P International Developed Low Volatility ETF	—	18,580,791	—	(18,593,834)	(433,716)	446,759	—	—	—
Total Foreign Equity Funds		269,780,093	54,238,647	(119,568,175)	9,376,813	(264,623)	1,575,219		213,562,755
Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)	0.24%	2,452,374	70,107,187	(70,272,861)	—	—	61,094	2,286,700	2,286,700
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(e)(f)	0.17%	1,783,598	50,076,562	(50,194,901)	(155)	(685)	45,875	1,663,920	1,664,419
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)(f)	0.27%	2,802,713	80,122,500	(80,311,841)	—	—	69,675	2,613,372	2,613,372
Total Money Market Funds		7,038,685	200,306,249	(200,779,603)	(155)	(685)	176,644		6,564,491
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $883,445,960)	100.09%	956,121,531	559,969,836	(582,689,493)	17,744,608	19,201,764	10,753,951		970,391,836

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.12%
Invesco Private Government Fund, 5.31%(e)(f)	0.03%	806	35,046,101	(34,731,673)	—	—	41,250(g)	315,234	315,234
Invesco Private Prime Fund, 5.48%(e)(f)	0.09%	2,074	89,893,667	(89,084,151)	—	(1,299)	111,277(g)	810,048	810,291
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,125,525)	0.12%	2,880	124,939,768	(123,815,824)	—	(1,299)	152,527		1,125,525
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $884,571,485)	100.21%	$956,124,411	$684,909,604	$(706,505,317)	$17,744,608	$19,200,465	$10,906,478		$971,517,361
OTHER ASSETS LESS LIABILITIES	(0.21)%								(2,040,032)
NET ASSETS	100.00%								$969,477,329
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at June 30, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(g)	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in affiliated underlying funds, at value (Cost $884,571,485)*	$971,517,361
Receivable for:
Fund shares sold	739,155
Dividends - affiliated underlying funds	772,082
Investment for trustee deferred compensation and retirement plans	137,940
Other assets	87,249
Total assets	973,253,787
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	752,354
Dividends	287
Fund shares reacquired	1,239,765
Collateral upon return of securities loaned	1,125,525
Accrued fees to affiliates	463,915
Accrued other operating expenses	48,591
Trustee deferred compensation and retirement plans	146,021
Total liabilities	3,776,458
Net assets applicable to shares outstanding	$969,477,329
Net assets consist of:
Shares of beneficial interest	$847,684,351
Distributable earnings	121,792,978
$969,477,329
Net Assets:
Class A	$859,710,931
Class C	$40,454,930
Class R	$36,793,614
Class S	$17,840,246
Class Y	$13,728,642
Class R5	$56,814
Class R6	$892,152
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	57,095,073
Class C	2,762,169
Class R	2,460,931
Class S	1,184,908
Class Y	911,674
Class R5	3,738
Class R6	58,635
Class A:
Net asset value per share	$15.06
Maximum offering price per share (Net asset value of $15.06 ÷ 94.50%)	$15.94
Class C:
Net asset value and offering price per share	$14.65
Class R:
Net asset value and offering price per share	$14.95
Class S:
Net asset value and offering price per share	$15.06
Class Y:
Net asset value and offering price per share	$15.06
Class R5:
Net asset value and offering price per share	$15.20
Class R6:
Net asset value and offering price per share	$15.22

*	At June 30, 2024, securities with an aggregate value of $1,099,876 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Select Risk: Growth Investor Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $71,232)	$10,825,183
Interest	1,036
Total investment income	10,826,219
Expenses:
Administrative services fees	69,902
Custodian fees	1,924
Distribution fees:
Class A	1,066,718
Class C	204,931
Class R	87,814
Class S	13,567
Transfer agent fees — A, C, R, S and Y	664,369
Transfer agent fees — R5	27
Transfer agent fees — R6	112
Trustees’ and officers’ fees and benefits	12,927
Registration and filing fees	54,691
Reports to shareholders	104,674
Professional services fees	23,072
Other	10,060
Total expenses	2,314,788
Less: Expense offset arrangement(s)	(25,244)
Net expenses	2,289,544
Net investment income	8,536,675
Realized and unrealized gain from:
Net realized gain from affiliated underlying fund shares	19,203,322
Change in net unrealized appreciation of affiliated underlying fund shares	17,744,608
Net realized and unrealized gain	36,947,930
Net increase in net assets resulting from operations	$45,484,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$8,536,675	$16,483,532
Net realized gain	19,203,322	431,724
Change in net unrealized appreciation	17,744,608	98,414,105
Net increase in net assets resulting from operations	45,484,605	115,329,361
Distributions to shareholders from distributable earnings:
Class A	—	(17,318,708)
Class C	—	(874,064)
Class R	—	(672,292)
Class S	—	(374,880)
Class Y	—	(264,691)
Class R5	—	(1,102)
Class R6	—	(12,873)
Total distributions from distributable earnings	—	(19,518,610)
Share transactions–net:
Class A	(29,910,538)	(23,879,842)
Class C	(3,146,859)	(2,156,684)
Class R	1,828,466	5,170,922
Class S	(1,328,313)	(1,573,127)
Class Y	313,659	(192,249)
Class R5	(85)	3,631
Class R6	44,041	637,541
Net increase (decrease) in net assets resulting from share transactions	(32,199,629)	(21,989,808)
Net increase in net assets	13,284,976	73,820,943
Net assets:
Beginning of period	956,192,353	882,371,410
End of period	$969,477,329	$956,192,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Select Risk: Growth Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets(b)	Portfolio turnover (e)
Class A
Six months ended 06/30/24	$14.36	$0.13	$0.57	$0.70	$—	$—	$—	$15.06	4.87%	$859,711	0.44%(f)	0.45%(f)	1.81%(f)	37%
Year ended 12/31/23	12.93	0.25	1.48	1.73	(0.09)	(0.21)	(0.30)	14.36	13.41	849,133	0.43	0.43	1.84	24
Year ended 12/31/22	16.85	0.17	(3.33)	(3.16)	(0.19)	(0.57)	(0.76)	12.93	(18.79)	787,335	0.43	0.43	1.22	29
Year ended 12/31/21	15.80	0.14	1.98	2.12	(0.25)	(0.82)	(1.07)	16.85	13.55	1,017,511	0.45	0.45	0.83	19
Year ended 12/31/20	15.79	0.14	1.71	1.85	(0.27)	(1.57)	(1.84)	15.80	11.87	948,121	0.47	0.47	0.92	90
Year ended 12/31/19	14.37	0.28	2.68	2.96	(0.22)	(1.32)	(1.54)	15.79	20.59	889,968	0.49	0.49	1.76	32
Class C
Six months ended 06/30/24	14.02	0.08	0.55	0.63	—	—	—	14.65	4.49	40,455	1.19(f)	1.20(f)	1.06(f)	37
Year ended 12/31/23	12.72	0.15	1.45	1.60	(0.09)	(0.21)	(0.30)	14.02	12.61	41,815	1.18	1.18	1.09	24
Year ended 12/31/22	16.62	0.06	(3.28)	(3.22)	(0.11)	(0.57)	(0.68)	12.72	(19.42)	40,058	1.18	1.18	0.47	29
Year ended 12/31/21	15.60	0.01	1.95	1.96	(0.12)	(0.82)	(0.94)	16.62	12.64	54,151	1.20	1.20	0.08	19
Year ended 12/31/20	15.64	0.02	1.70	1.72	(0.19)	(1.57)	(1.76)	15.60	11.09	58,187	1.22	1.22	0.17	90
Year ended 12/31/19	14.26	0.16	2.64	2.80	(0.10)	(1.32)	(1.42)	15.64	19.64	73,066	1.24	1.24	1.01	32
Class R
Six months ended 06/30/24	14.28	0.11	0.56	0.67	—	—	—	14.95	4.69	36,794	0.69(f)	0.70(f)	1.56(f)	37
Year ended 12/31/23	12.88	0.22	1.48	1.70	(0.09)	(0.21)	(0.30)	14.28	13.23	33,327	0.68	0.68	1.59	24
Year ended 12/31/22	16.80	0.14	(3.33)	(3.19)	(0.16)	(0.57)	(0.73)	12.88	(19.04)	25,192	0.68	0.68	0.97	29
Year ended 12/31/21	15.76	0.10	1.97	2.07	(0.21)	(0.82)	(1.03)	16.80	13.24	26,032	0.70	0.70	0.58	19
Year ended 12/31/20	15.75	0.10	1.71	1.81	(0.23)	(1.57)	(1.80)	15.76	11.64	21,447	0.72	0.72	0.67	90
Year ended 12/31/19	14.34	0.24	2.66	2.90	(0.17)	(1.32)	(1.49)	15.75	20.26	20,690	0.74	0.74	1.51	32
Class S
Six months ended 06/30/24	14.35	0.14	0.57	0.71	—	—	—	15.06	4.95	17,840	0.34(f)	0.35(f)	1.91(f)	37
Year ended 12/31/23	12.91	0.26	1.48	1.74	(0.09)	(0.21)	(0.30)	14.35	13.51	18,291	0.33	0.33	1.94	24
Year ended 12/31/22	16.82	0.19	(3.33)	(3.14)	(0.20)	(0.57)	(0.77)	12.91	(18.68)	17,951	0.33	0.33	1.32	29
Year ended 12/31/21	15.78	0.16	1.97	2.13	(0.27)	(0.82)	(1.09)	16.82	13.62	24,254	0.35	0.35	0.93	19
Year ended 12/31/20	15.77	0.15	1.72	1.87	(0.29)	(1.57)	(1.86)	15.78	11.98	23,627	0.37	0.37	1.02	90
Year ended 12/31/19	14.35	0.30	2.67	2.97	(0.23)	(1.32)	(1.55)	15.77	20.73	22,788	0.39	0.39	1.86	32
Class Y
Six months ended 06/30/24	14.35	0.15	0.56	0.71	—	—	—	15.06	4.95	13,729	0.19(f)	0.20(f)	2.06(f)	37
Year ended 12/31/23	12.88	0.28	1.49	1.77	(0.09)	(0.21)	(0.30)	14.35	13.77	12,767	0.18	0.18	2.09	24
Year ended 12/31/22	16.79	0.21	(3.32)	(3.11)	(0.23)	(0.57)	(0.80)	12.88	(18.59)	11,673	0.18	0.18	1.47	29
Year ended 12/31/21	15.75	0.19	1.97	2.16	(0.30)	(0.82)	(1.12)	16.79	13.82	14,854	0.20	0.20	1.08	19
Year ended 12/31/20	15.74	0.17	1.72	1.89	(0.31)	(1.57)	(1.88)	15.75	12.16	10,589	0.22	0.22	1.17	90
Year ended 12/31/19	14.33	0.32	2.67	2.99	(0.26)	(1.32)	(1.58)	15.74	20.86	10,233	0.24	0.24	2.01	32
Class R5
Six months ended 06/30/24	14.48	0.16	0.56	0.72	—	—	—	15.20	4.97	57	0.16(f)	0.16(f)	2.09(f)	37
Year ended 12/31/23	12.99	0.29	1.50	1.79	(0.09)	(0.21)	(0.30)	14.48	13.81	54	0.14	0.14	2.13	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	45	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.19	1.99	2.18	(0.31)	(0.82)	(1.13)	16.93	13.84	49	0.14	0.14	1.14	19
Year ended 12/31/20	15.86	0.19	1.72	1.91	(0.32)	(1.57)	(1.89)	15.88	12.20	453	0.14	0.14	1.25	90
Year ended 12/31/19	14.42	0.34	2.69	3.03	(0.27)	(1.32)	(1.59)	15.86	21.05	33	0.15	0.15	2.10	32
Class R6
Six months ended 06/30/24	14.49	0.16	0.57	0.73	—	—	—	15.22	5.04	892	0.09(f)	0.09(f)	2.16(f)	37
Year ended 12/31/23	12.99	0.30	1.50	1.80	(0.09)	(0.21)	(0.30)	14.49	13.89	804	0.07	0.07	2.20	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	118	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.22	1.97	2.19	(0.32)	(0.82)	(1.14)	16.93	13.95	594	0.05	0.05	1.23	19
Year ended 12/31/20	15.85	0.19	1.73	1.92	(0.32)	(1.57)	(1.89)	15.88	12.27	584	0.14	0.14	1.25	90
Year ended 12/31/19	14.42	0.34	2.68	3.02	(0.27)	(1.32)	(1.59)	15.85	20.98	11	0.15	0.15	2.10	32

(a)	Calculated using average shares outstanding.
(b)	Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds 0.52%, 0.52%, 0.54%, 0.54%, 0.58% and 0.58% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8	Invesco Select Risk: Growth Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not
9	Invesco Select Risk: Growth Investor Fund

increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
I.	Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $55,741 in front-end sales commissions from the sale of Class A shares and $16,588 and $941 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
10	Invesco Select Risk: Growth Investor Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$963,827,345	$—	$—	$963,827,345
Money Market Funds	6,564,491	1,125,525	—	7,690,016
Total Investments	$970,391,836	$1,125,525	$—	$971,517,361
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $25,244.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $359,663,586 and $381,909,891, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$94,434,093
Aggregate unrealized (depreciation) of investments	(16,772,738)
Net unrealized appreciation of investments	$77,661,355
Cost of investments for tax purposes is $893,856,006.
11	Invesco Select Risk: Growth Investor Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	3,051,399	$44,975,923	6,304,442	$86,163,202
Class C	317,973	4,551,827	563,218	7,551,566
Class R	341,179	4,996,911	759,491	10,328,856
Class S	7,960	117,209	17,757	242,363
Class Y	135,634	1,985,175	255,619	3,498,183
Class R5	-	-	214	2,931
Class R6	15,272	228,233	54,729	752,206
Issued as reinvestment of dividends:
Class A	-	-	1,188,232	16,789,725
Class C	-	-	62,351	860,444
Class R	-	-	47,834	672,073
Class S	-	-	26,550	374,843
Class Y	-	-	16,292	230,049
Class R5	-	-	59	841
Class R6	-	-	889	12,671
Automatic conversion of Class C shares to Class A shares:
Class A	165,673	2,450,624	293,207	3,986,661
Class C	(170,031)	(2,450,624)	(299,083)	(3,986,661)
Reacquired:
Class A	(5,247,005)	(77,337,085)	(9,573,482)	(130,819,430)
Class C	(368,026)	(5,248,062)	(493,288)	(6,582,033)
Class R	(214,271)	(3,168,445)	(428,521)	(5,830,007)
Class S	(97,414)	(1,445,522)	(160,891)	(2,190,333)
Class Y	(113,935)	(1,671,516)	(288,310)	(3,920,481)
Class R5	(6)	(85)	(10)	(141)
Class R6	(12,151)	(184,192)	(9,188)	(127,336)
Net increase (decrease) in share activity	(2,187,749)	$(32,199,629)	(1,661,889)	$(21,989,808)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
12	Invesco Select Risk: Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles, negatively impacted Fund performance. The Board further considered that the Fund underwent investment strategy changes in
13	Invesco Select Risk: Growth Investor Fund

2020 and a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14	Invesco Select Risk: Growth Investor Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
15	Invesco Select Risk: Growth Investor Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco Select Risk: Growth Investor Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GAL-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Select Risk: High Growth Investor Fund
Nasdaq:
A: OAAIX ■ C: OCAIX ■ R: ONAIX ■ Y: OYAIX ■ R5: PXQIX ■ R6: PXGGX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Alternative Funds–4.95%
Invesco Global Real Estate Income Fund, Class R6(b)	2.49%	$20,222,371	$1,066,586	$—	$(1,189,179)	$—	$402,510	2,542,409	$20,135,882
Invesco Macro Allocation Strategy Fund, Class R6	2.46%	18,758,384	892,882	(435,512)	677,606	(32,816)	—	2,556,055	19,860,544
Total Alternative Funds		38,980,755	1,959,468	(435,512)	(511,573)	(32,816)	402,510		39,996,426
Domestic Equity Funds–56.96%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	6.88%	42,037,007	11,508,693	(2,756,728)	4,649,771	150,274	—	1,731,745	55,589,017
Invesco Main Street Small Cap Fund, Class R6	6.69%	64,828,617	—	(12,334,255)	(1,632,694)	3,225,308	—	2,508,672	54,086,976
Invesco NASDAQ 100 ETF	11.97%	44,631,752	49,016,238	(8,492,218)	10,881,750	779,953	246,554	491,185	96,817,475
Invesco Russell 1000® Dynamic Multifactor ETF(d)	15.88%	113,116,756	15,345,381	(2,288,251)	2,167,251	82,314	1,175,932	2,446,627	128,423,451
Invesco S&P 500® Low Volatility ETF	—	76,643,018	—	(78,844,070)	(7,750,093)	9,951,145	306,327	—	—
Invesco S&P 500® Pure Growth ETF	—	45,537,087	—	(51,039,594)	(5,967,334)	11,469,841	—	—	—
Invesco S&P 500® Pure Value ETF	10.19%	—	84,950,970	(1,976,579)	(641,826)	38,345	945,043	987,424	82,370,910
Invesco Value Opportunities Fund, Class R6	5.35%	22,646,028	19,619,695	(2,625,550)	3,462,027	142,455	—	2,136,594	43,244,655
Total Domestic Equity Funds		409,440,265	180,440,977	(160,357,245)	5,168,852	25,839,635	2,673,856		460,532,484
Fixed Income Funds–11.91%
Invesco Core Bond Fund, Class R6	5.23%	—	42,366,119	—	(71,213)	—	585,836	7,566,173	42,294,906
Invesco Core Plus Bond Fund, Class R6	2.58%	47,901,517	781,984	(27,111,785)	6,029,034	(6,756,403)	782,182	2,290,588	20,844,347
Invesco Emerging Markets Sovereign Debt ETF	0.30%	—	2,522,580	—	(45,820)	—	54,351	123,838	2,476,760
Invesco Equal Weight 0-30 Year Treasury ETF	1.38%	21,098,371	—	(9,116,228)	1,660,700	(2,489,613)	243,274	404,249	11,153,230
Invesco Floating Rate ESG Fund, Class R6	0.64%	—	5,208,699	—	(59,849)	—	143,811	763,924	5,148,850
Invesco High Yield Fund, Class R6	0.64%	9,975,741	247,282	(5,012,658)	(162,050)	134,187	247,350	1,480,715	5,182,502
Invesco Senior Floating Rate Fund, Class R6	—	10,036,573	201,792	(10,284,260)	(297,486)	343,381	201,811	—	—
Invesco Variable Rate Investment Grade ETF	1.14%	—	9,242,344	—	(14,682)	—	189,123	367,051	9,227,662
Total Fixed Income Funds		89,012,202	60,570,800	(51,524,931)	7,038,634	(8,768,448)	2,447,738		96,328,257
Foreign Equity Funds–25.77%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.73%	28,857,764	—	(14,579,310)	2,099,123	(2,400,862)	—	431,513	13,976,715
Invesco Developing Markets Fund, Class R6	1.49%	26,665,552	—	(15,185,454)	(1,836,030)	2,431,844	—	304,563	12,075,912
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.78%	26,618,301	3,536,772	(293,653)	687,505	(4,609)	633,689	627,451	30,544,316
Invesco Global Fund, Class R6	8.79%	73,625,035	—	(12,272,512)	8,019,999	1,675,780	—	677,037	71,048,302
Invesco Global Infrastructure Fund, Class R6	1.00%	7,477,325	822,773	—	(177,335)	—	111,057	722,023	8,122,763
Invesco International Developed Dynamic Multifactor ETF	3.21%	—	27,086,460	(448,386)	(701,447)	6,422	509,533	1,046,935	25,943,049
Invesco International Small-Mid Company Fund, Class R6	4.32%	18,059,913	18,635,071	—	(1,775,777)	—	—	852,728	34,919,207
Invesco Oppenheimer International Growth Fund, Class R6	1.45%	20,093,212	—	(9,131,659)	235,102	546,193	—	320,580	11,742,848
Invesco S&P Emerging Markets Low Volatility ETF	—	36,885,388	—	(36,700,974)	(2,787,383)	2,602,969	237,408	—	—
Invesco S&P International Developed Low Volatility ETF	—	19,198,306	—	(19,211,782)	(580,983)	594,459	—	—	—
Total Foreign Equity Funds		257,480,796	50,081,076	(107,823,730)	3,182,774	5,452,196	1,491,687		208,373,112
Money Market Funds–0.47%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)	0.16%	585,725	65,296,672	(64,575,092)	—	—	49,482	1,307,305	1,307,305
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(e)	0.13%	$534,470	$46,640,481	$(46,153,879)	$(263)	$(445)	$39,518	1,020,058	$1,020,364
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)	0.18%	669,400	74,624,769	(73,800,107)	—	—	56,427	1,494,062	1,494,062
Total Money Market Funds		1,789,595	186,561,922	(184,529,078)	(263)	(445)	145,427		3,821,731
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $676,251,432)	100.06%	796,703,613	479,614,243	(504,670,496)	14,878,424	22,490,122	7,161,218		809,052,010

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Private Government Fund, 5.31%(e)(f)	0.09%	1,327,818	30,779,326	(31,364,114)	—	—	32,131(g)	743,030	743,030
Invesco Private Prime Fund, 5.48%(e)(f)	0.24%	27,217,384	76,058,620	(101,365,426)	—	68	89,356(g)	1,910,073	1,910,646
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,653,676)	0.33%	28,545,202	106,837,946	(132,729,540)	—	68	121,487		2,653,676
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $678,905,108)	100.39%	$825,248,815	$586,452,189	$(637,400,036)	$14,878,424	$22,490,190	$7,282,705		$811,705,686
OTHER ASSETS LESS LIABILITIES	(0.39)%								(3,131,007)
NET ASSETS	100.00%								$808,574,679
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at June 30, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(g)	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in affiliated underlying funds, at value (Cost $678,905,108)*	$811,705,686
Cash	10,000
Receivable for:
Fund shares sold	299,609
Dividends - affiliated underlying funds	333,861
Investment for trustee deferred compensation and retirement plans	47,318
Other assets	82,200
Total assets	812,478,674
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	322,234
Fund shares reacquired	499,891
Collateral upon return of securities loaned	2,653,676
Accrued fees to affiliates	339,349
Accrued trustees’ and officers’ fees and benefits	3,876
Accrued other operating expenses	37,651
Trustee deferred compensation and retirement plans	47,318
Total liabilities	3,903,995
Net assets applicable to shares outstanding	$808,574,679
Net assets consist of:
Shares of beneficial interest	$643,272,884
Distributable earnings	165,301,795
$808,574,679
Net Assets:
Class A	$633,950,929
Class C	$68,267,846
Class R	$90,484,114
Class Y	$15,616,650
Class R5	$8,617
Class R6	$246,523
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,325,856
Class C	5,011,972
Class R	6,343,190
Class Y	1,081,051
Class R5	602
Class R6	17,235
Class A:
Net asset value per share	$14.30
Maximum offering price per share (Net asset value of $14.30 ÷ 94.50%)	$15.13
Class C:
Net asset value and offering price per share	$13.62
Class R:
Net asset value and offering price per share	$14.26
Class Y:
Net asset value and offering price per share	$14.45
Class R5:
Net asset value and offering price per share	$14.31
Class R6:
Net asset value and offering price per share	$14.30

*	At June 30, 2024, security with a value of $2,595,072 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Select Risk: High Growth Investor Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $10,276)	$7,171,494
Interest	873
Total investment income	7,172,367
Expenses:
Custodian fees	1,224
Distribution fees:
Class A	763,157
Class C	348,708
Class R	221,241
Transfer agent fees— A, C, R and Y	451,152
Transfer agent fees — R5	1
Transfer agent fees — R6	32
Trustees’ and officers’ fees and benefits	13,648
Registration and filing fees	46,083
Reports to shareholders	31,758
Professional services fees	21,153
Other	8,231
Total expenses	1,906,388
Less: Expense offset arrangement(s)	(30,524)
Net expenses	1,875,864
Net investment income	5,296,503
Realized and unrealized gain (loss) from:
Net realized gain from affiliated underlying fund shares	22,490,190
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	14,878,424
Foreign currencies	(11)
14,878,413
Net realized and unrealized gain	37,368,603
Net increase in net assets resulting from operations	$42,665,106
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$5,296,503	$10,670,614
Net realized gain	22,490,190	6,411,118
Change in net unrealized appreciation	14,878,413	86,179,347
Net increase in net assets resulting from operations	42,665,106	103,261,079
Distributions to shareholders from distributable earnings:
Class A	—	(15,588,323)
Class C	—	(1,347,678)
Class R	—	(1,921,756)
Class Y	—	(383,585)
Class R5	—	(829)
Class R6	—	(5,851)
Total distributions from distributable earnings	—	(19,248,022)
Share transactions–net:
Class A	(25,027,379)	(10,542,737)
Class C	(6,395,127)	(10,133,022)
Class R	327,421	4,346,180
Class Y	483,809	23,751
Class R5	(21,141)	20,065
Class R6	23,806	180,945
Net increase (decrease) in net assets resulting from share transactions	(30,608,611)	(16,104,818)
Net increase in net assets	12,056,495	67,908,239
Net assets:
Beginning of period	796,518,184	728,609,945
End of period	$808,574,679	$796,518,184
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Select Risk: High Growth Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (e)
Class A
Six months ended 06/30/24	$13.56	$0.10	$0.64	$0.74	$—	$—	$—	$14.30	5.46%(f)	$633,951	0.37%(f)(g)	0.37%(f)(g)	1.42%(f)(g)	36%
Year ended 12/31/23	12.14	0.19	1.57	1.76	(0.14)	(0.20)	(0.34)	13.56	14.60(f)	625,248	0.37(f)	0.37(f)	1.51(f)	25
Year ended 12/31/22	16.11	0.14	(3.29)	(3.15)	(0.15)	(0.67)	(0.82)	12.14	(19.59)(f)	570,009	0.38(f)	0.38(f)	1.02(f)	27
Year ended 12/31/21	15.01	0.10	2.14	2.24	(0.28)	(0.86)	(1.14)	16.11	15.06(f)	736,134	0.39(f)	0.39(f)	0.62(f)	17
Year ended 12/31/20	15.84	0.09	2.01	2.10	(0.10)	(2.83)	(2.93)	15.01	13.52(f)	702,842	0.42(f)	0.42(f)	0.62(f)	70
Eleven months ended 12/31/19	16.13	0.19	2.53	2.72	(0.18)	(2.83)	(3.01)	15.84	16.94	657,555	0.46(g)	0.46(g)	1.21(g)	31
Year ended 01/31/19	19.46	0.11	(2.31)	(2.20)	(0.18)	(0.95)	(1.13)	16.13	(10.71)	574,046	0.45	0.45	0.62	38
Class C
Six months ended 06/30/24	12.96	0.04	0.62	0.66	—	—	—	13.62	5.09	68,268	1.13(g)	1.13(g)	0.66(g)	36
Year ended 12/31/23	11.62	0.09	1.49	1.58	(0.04)	(0.20)	(0.24)	12.96	13.69	71,198	1.13	1.13	0.75	25
Year ended 12/31/22	15.45	0.03	(3.15)	(3.12)	(0.04)	(0.67)	(0.71)	11.62	(20.19)	73,397	1.14	1.14	0.26	27
Year ended 12/31/21	14.43	(0.02)	2.05	2.03	(0.15)	(0.86)	(1.01)	15.45	14.22	104,723	1.15	1.15	(0.14)	17
Year ended 12/31/20	15.37	(0.02)	1.93	1.91	(0.02)	(2.83)	(2.85)	14.43	12.66	104,858	1.18	1.18	(0.14)	70
Eleven months ended 12/31/19	15.71	0.07	2.46	2.53	(0.04)	(2.83)	(2.87)	15.37	16.16	127,666	1.22(g)	1.22(g)	0.45(g)	31
Year ended 01/31/19	18.96	(0.02)	(2.24)	(2.26)	(0.04)	(0.95)	(0.99)	15.71	(11.39)	169,142	1.20	1.20	(0.13)	38
Class R
Six months ended 06/30/24	13.54	0.08	0.64	0.72	—	—	—	14.26	5.32	90,484	0.63(g)	0.63(g)	1.16(g)	36
Year ended 12/31/23	12.12	0.16	1.57	1.73	(0.11)	(0.20)	(0.31)	13.54	14.34	85,557	0.63	0.63	1.25	25
Year ended 12/31/22	16.09	0.10	(3.29)	(3.19)	(0.11)	(0.67)	(0.78)	12.12	(19.83)	72,465	0.64	0.64	0.76	27
Year ended 12/31/21	14.99	0.06	2.13	2.19	(0.23)	(0.86)	(1.09)	16.09	14.79	87,346	0.65	0.65	0.36	17
Year ended 12/31/20	15.83	0.05	2.00	2.05	(0.06)	(2.83)	(2.89)	14.99	13.22	78,109	0.68	0.68	0.36	70
Eleven months ended 12/31/19	16.11	0.15	2.53	2.68	(0.13)	(2.83)	(2.96)	15.83	16.72	66,628	0.72(g)	0.72(g)	0.96(g)	31
Year ended 01/31/19	19.44	0.07	(2.31)	(2.24)	(0.14)	(0.95)	(1.09)	16.11	(10.97)	56,312	0.70	0.70	0.37	38
Class Y
Six months ended 06/30/24	13.68	0.12	0.65	0.77	—	—	—	14.45	5.63	15,617	0.13(g)	0.13(g)	1.66(g)	36
Year ended 12/31/23	12.24	0.23	1.59	1.82	(0.18)	(0.20)	(0.38)	13.68	14.91	14,276	0.13	0.13	1.75	25
Year ended 12/31/22	16.24	0.17	(3.32)	(3.15)	(0.18)	(0.67)	(0.85)	12.24	(19.42)	12,716	0.14	0.14	1.26	27
Year ended 12/31/21	15.12	0.14	2.16	2.30	(0.32)	(0.86)	(1.18)	16.24	15.37	12,553	0.15	0.15	0.86	17
Year ended 12/31/20	15.93	0.13	2.03	2.16	(0.14)	(2.83)	(2.97)	15.12	13.82	12,904	0.18	0.18	0.86	70
Eleven months ended 12/31/19	16.20	0.23	2.55	2.78	(0.22)	(2.83)	(3.05)	15.93	17.24	21,733	0.22(g)	0.22(g)	1.46(g)	31
Year ended 01/31/19	19.55	0.16	(2.33)	(2.17)	(0.23)	(0.95)	(1.18)	16.20	(10.50)	21,582	0.21	0.21	0.87	38
Class R5
Six months ended 06/30/24	13.55	0.12	0.64	0.76	—	—	—	14.31	5.61	9	0.07(g)	0.07(g)	1.72(g)	36
Year ended 12/31/23	12.12	0.23	1.59	1.82	(0.19)	(0.20)	(0.39)	13.55	15.07	29	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.17	(3.28)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	7	0.11	0.11	1.29	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	10	0.06	0.06	0.95	17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.83	9	0.14	0.14	0.90	70
Period ended 12/31/19(h)	16.60	0.16	2.12	2.28	(0.23)	(2.83)	(3.06)	15.82	13.83	10	0.14(g)	0.14(g)	1.53(g)	31
Class R6
Six months ended 06/30/24	13.54	0.12	0.64	0.76	—	—	—	14.30	5.61	247	0.06(g)	0.06(g)	1.73(g)	36
Year ended 12/31/23	12.12	0.24	1.57	1.81	(0.19)	(0.20)	(0.39)	13.54	14.99	209	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.19	(3.30)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	15	0.10	0.11	1.30	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	359	0.06	0.06	0.95	17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.87	9	0.10	0.14	0.94	70
Period ended 12/31/19(h)	16.60	0.17	2.12	2.29	(0.24)	(2.83)	(3.07)	15.82	13.90	10	0.10(g)	0.10(g)	1.58(g)	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.53%, 0.53%, 0.55%, 0.55% and 0.64% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(d)	Does not include indirect expenses from affiliated fund fees and expenses of 0.67% and 0.71% for the eleven months ended December 31, 2019 and for the year ended January 31, 2019, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2024 and for the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by
8	Invesco Select Risk: High Growth Investor Fund

the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
9	Invesco Select Risk: High Growth Investor Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $1,011 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2025, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.20%, and 0.20%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense
10	Invesco Select Risk: High Growth Investor Fund

reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2025. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $61,082 in front-end sales commissions from the sale of Class A shares and $5,657 and $1,738 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$805,230,279	$—	$—	$805,230,279
Money Market Funds	3,821,731	2,653,676	—	6,475,407
Total Investments	$809,052,010	$2,653,676	$—	$811,705,686
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $30,524.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
11	Invesco Select Risk: High Growth Investor Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $293,052,321 and $320,141,418, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$133,699,791
Aggregate unrealized (depreciation) of investments	(6,284,386)
Net unrealized appreciation of investments	$127,415,405
Cost of investments for tax purposes is $684,290,281.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,815,747	$25,390,685	3,909,038	$50,521,009
Class C	474,001	6,322,342	900,979	11,066,845
Class R	573,601	8,013,143	1,153,104	14,808,388
Class Y	229,037	3,196,913	352,161	4,568,600
Class R5	-	-	1,528	19,470
Class R6	1,815	24,516	13,809	175,807
Issued as reinvestment of dividends:
Class A	-	-	1,151,283	15,323,591
Class C	-	-	105,050	1,337,293
Class R	-	-	144,238	1,918,367
Class Y	-	-	26,126	350,872
Class R5	-	-	45	595
Class R6	-	-	420	5,579
Automatic conversion of Class C shares to Class A shares:
Class A	370,891	5,204,715	679,633	8,712,369
Class C	(388,689)	(5,204,715)	(712,495)	(8,712,369)
Reacquired:
Class A	(3,974,497)	(55,622,779)	(6,586,034)	(85,099,706)
Class C	(566,087)	(7,512,754)	(1,119,223)	(13,824,791)
Class R	(548,874)	(7,685,722)	(956,219)	(12,380,575)
Class Y	(191,668)	(2,713,104)	(373,511)	(4,895,721)
Class R5	(1,573)	(21,141)	-	-
Class R6	(51)	(710)	(34)	(441)
Net increase (decrease) in share activity	(2,206,347)	$(30,608,611)	(1,310,102)	$(16,104,818)
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
12	Invesco Select Risk: High Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: High Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: High Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s
13	Invesco Select Risk: High Growth Investor Fund

performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles, negatively impacted Fund performance. The Board further considered that the Fund underwent investment strategy changes in 2020 and a change in portfolio management in 2023.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14	Invesco Select Risk: High Growth Investor Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
15	Invesco Select Risk: High Growth Investor Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco Select Risk: High Growth Investor Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSGI-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Select Risk: Moderate Investor Fund
Nasdaq:
A: OAMIX ■ C: OCMIX ■ R: ONMIX ■ S: PXMSX ■ Y: OYMIX ■ R5: PXMQX ■ R6: PXMMX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
10	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Proxy Results
19	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Alternative Funds–5.00%
Invesco Global Real Estate Income Fund, Class R6(b)	2.49%	$47,589,139	$816,705	$(866,668)	$(2,600,611)	$(138,750)	$899,002	5,666,933	$44,882,112
Invesco Macro Allocation Strategy Fund, Class R6	2.51%	41,870,031	1,929,322	—	1,432,336	—	—	5,821,324	45,231,689
Total Alternative Funds		89,459,170	2,746,027	(866,668)	(1,168,275)	(138,750)	899,002		90,113,801
Domestic Equity Funds–38.75%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	4.62%	75,503,140	3,992,519	(5,115,525)	8,691,884	161,209	—	2,592,936	83,233,227
Invesco Main Street Small Cap Fund, Class R6	4.50%	69,697,466	11,362,662	(2,132,059)	2,125,966	39,373	—	3,761,290	81,093,408
Invesco NASDAQ 100 ETF	8.19%	60,112,151	84,548,411	(13,973,456)	15,419,908	1,505,314	355,894	748,883	147,612,328
Invesco Russell 1000® Dynamic Multifactor ETF	10.80%	165,111,749	28,140,025	(1,653,766)	3,258,353	(359)	1,783,968	3,712,250	194,856,002
Invesco S&P 500® Low Volatility ETF	—	115,245,337	—	(118,554,980)	(13,711,917)	17,021,560	460,614	—	—
Invesco S&P 500® Pure Growth ETF	—	59,082,867	—	(66,020,492)	(16,629,866)	23,567,491	—	—	—
Invesco S&P 500® Pure Value ETF	7.04%	41,957,654	85,899,952	(892,439)	27,693	5,164	1,443,758	1,522,393	126,998,024
Invesco Value Opportunities Fund, Class R6	3.60%	38,340,797	27,157,893	(6,250,431)	5,361,714	352,653	—	3,209,616	64,962,626
Total Domestic Equity Funds		625,051,161	241,101,462	(214,593,148)	4,543,735	42,652,405	4,044,234		698,755,615
Fixed Income Funds–38.28%
Invesco Core Bond Fund, Class R6	16.92%	—	305,624,371	—	(513,726)	—	4,226,151	54,581,511	305,110,645
Invesco Core Plus Bond Fund, Class R6	8.25%	129,776,381	22,038,803	(976,305)	(1,693,204)	(276,782)	3,469,064	16,359,219	148,868,893
Invesco Emerging Markets Sovereign Debt ETF	0.99%	—	18,137,876	—	(329,456)	—	390,797	890,421	17,808,420
Invesco Equal Weight 0-30 Year Treasury ETF	4.46%	109,875,253	—	(24,881,408)	2,283,590	(6,795,032)	1,528,539	2,917,086	80,482,403
Invesco Floating Rate ESG Fund, Class R6	2.01%	61,995,349	2,259,205	(27,752,072)	(298,955)	56,265	2,259,865	5,379,791	36,259,792
Invesco High Yield Fund, Class R6	2.02%	93,068,533	2,073,420	(58,458,615)	(1,857,649)	1,594,136	2,073,902	10,405,664	36,419,825
Invesco Income Fund, Class R6	—	17,600,297	230,865	(17,856,389)	(5,121)	30,348	230,880	—	—
Invesco International Bond Fund, Class R6	—	71,450,406	740,208	(70,742,315)	(2,219,945)	771,646	740,245	—	—
Invesco Taxable Municipal Bond ETF	—	100,093,117	—	(98,232,556)	20,212,403	(22,072,964)	609,523	—	—
Invesco Variable Rate Investment Grade ETF	3.63%	84,553,265	—	(19,666,047)	348,739	164,798	2,231,550	2,601,462	65,400,755
Total Fixed Income Funds		668,412,601	351,104,748	(318,565,707)	15,926,676	(26,527,585)	17,760,516		690,350,733
Foreign Equity Funds–17.70%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.18%	44,318,151	—	(22,619,087)	3,196,525	(3,654,534)	—	655,791	21,241,055
Invesco Developing Markets Fund, Class R6	1.02%	40,646,723	—	(23,243,294)	961,665	(54,408)	—	461,808	18,310,686
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.50%	36,219,479	9,688,170	(1,668,416)	896,201	34,446	946,133	927,894	45,169,880
Invesco Global Fund, Class R6	5.92%	118,857,842	—	(27,505,043)	12,626,533	2,789,476	—	1,017,427	106,768,808
Invesco Global Infrastructure Fund, Class R6	1.00%	17,729,937	783,614	—	(408,205)	—	247,541	1,609,364	18,105,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Invesco International Developed Dynamic Multifactor ETF	2.15%	$—	$41,164,561	$(1,327,942)	$(1,049,204)	$17,470	$767,269	1,565,976	$38,804,885
Invesco International Small-Mid Company Fund, Class R6	2.94%	32,982,051	22,679,240	—	(2,631,822)	—	—	1,294,981	53,029,469
Invesco Oppenheimer International Growth Fund, Class R6	0.99%	31,547,377	—	(14,982,509)	344,652	896,150	—	486,095	17,805,670
Invesco S&P Emerging Markets Low Volatility ETF	—	62,663,818	—	(62,350,521)	(2,058,268)	1,744,971	403,327	—	—
Invesco S&P International Developed Low Volatility ETF	—	27,313,379	—	(27,332,551)	(395,102)	414,274	—	—	—
Total Foreign Equity Funds		412,278,757	74,315,585	(181,029,363)	11,482,975	2,187,845	2,364,270		319,235,799
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)	0.13%	4,234,278	92,219,681	(94,135,502)	—	—	94,745	2,318,457	2,318,457
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)	0.07%	2,666,139	65,871,201	(67,239,644)	(192)	(1,035)	60,166	1,296,080	1,296,469
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)	0.15%	4,839,175	105,393,921	(107,583,431)	—	—	108,042	2,649,665	2,649,665
Total Money Market Funds		11,739,592	263,484,803	(268,958,577)	(192)	(1,035)	262,953		6,264,591
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,646,233,657)	100.08%	1,806,941,281	932,752,625	(984,013,463)	30,784,919	18,172,880	25,330,975		1,804,720,539

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.31%(d)(e)	—	34,095,110	28,076,371	(62,171,481)	—	—	51,025(f)	—	—
Invesco Private Prime Fund, 5.48%(d)(e)	—	87,673,140	68,176,068	(155,855,883)	(24,104)	30,779	139,889(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	121,768,250	96,252,439	(218,027,364)	(24,104)	30,779	190,914		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,646,233,657)	100.08%	$1,928,709,531	$1,029,005,064	$(1,202,040,827)	$30,760,815	$18,203,659	$25,521,889		$1,804,720,539
OTHER ASSETS LESS LIABILITIES	(0.08)%								(1,382,279)
NET ASSETS	100.00%								$1,803,338,260
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Select Risk: Moderate Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in affiliated underlying funds, at value (Cost $1,646,233,657)	$1,804,720,539
Cash	10,000
Receivable for:
Fund shares sold	426,682
Dividends - affiliated underlying funds	2,336,777
Investment for trustee deferred compensation and retirement plans	163,441
Other assets	101,967
Total assets	1,807,759,406
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	2,305,819
Dividends	31
Fund shares reacquired	1,044,415
Accrued fees to affiliates	822,983
Accrued trustees’ and officers’ fees and benefits	8,348
Accrued other operating expenses	66,581
Trustee deferred compensation and retirement plans	172,969
Total liabilities	4,421,146
Net assets applicable to shares outstanding	$1,803,338,260
Net assets consist of:
Shares of beneficial interest	$1,620,105,440
Distributable earnings	183,232,820
$1,803,338,260
Net Assets:
Class A	$1,459,817,444
Class C	$143,922,093
Class R	$151,335,704
Class S	$19,152,179
Class Y	$25,577,158
Class R5	$797,037
Class R6	$2,736,645
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	132,092,218
Class C	13,420,516
Class R	13,835,792
Class S	1,731,120
Class Y	2,292,292
Class R5	72,066
Class R6	247,348
Class A:
Net asset value per share	$11.05
Maximum offering price per share (Net asset value of $11.05 ÷ 94.50%)	$11.69
Class C:
Net asset value and offering price per share	$10.72
Class R:
Net asset value and offering price per share	$10.94
Class S:
Net asset value and offering price per share	$11.06
Class Y:
Net asset value and offering price per share	$11.16
Class R5:
Net asset value and offering price per share	$11.06
Class R6:
Net asset value and offering price per share	$11.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Select Risk: Moderate Investor Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $23,943)	$25,354,919
Interest	2,269
Total investment income	25,357,188
Expenses:
Custodian fees	2,240
Distribution fees:
Class A	1,750,140
Class C	739,582
Class R	370,878
Class S	14,430
Transfer agent fees— A, C, R, S and Y	1,037,343
Transfer agent fees — R5	395
Transfer agent fees — R6	396
Trustees’ and officers’ fees and benefits	18,524
Registration and filing fees	57,832
Reports to shareholders	89,529
Professional services fees	24,674
Other	14,217
Total expenses	4,120,180
Less: Expense offset arrangement(s)	(52,723)
Net expenses	4,067,457
Net investment income	21,289,731
Realized and unrealized gain (loss) from:
Net realized gain from affiliated underlying fund shares	18,203,659
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	30,760,815
Foreign currencies	(10)
30,760,805
Net realized and unrealized gain	48,964,464
Net increase in net assets resulting from operations	$70,254,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$21,289,731	$41,438,918
Net realized gain (loss)	18,203,659	(36,893,120)
Change in net unrealized appreciation	30,760,805	196,465,459
Net increase in net assets resulting from operations	70,254,195	201,011,257
Distributions to shareholders from distributable earnings:
Class A	—	(16,427,317)
Class C	—	(598,593)
Class R	—	(1,289,333)
Class S	—	(241,537)
Class Y	—	(339,981)
Class R5	—	(19,006)
Class R6	—	(37,137)
Total distributions from distributable earnings	—	(18,952,904)
Share transactions–net:
Class A	(55,536,317)	(81,862,131)
Class C	(13,811,941)	(26,255,927)
Class R	(1,345,305)	(2,388,255)
Class S	(1,476,184)	(2,188,974)
Class Y	(516,725)	(3,197,659)
Class R5	(569,382)	1,275,684
Class R6	31,454	285,720
Net increase (decrease) in net assets resulting from share transactions	(73,224,400)	(114,331,542)
Net increase (decrease) in net assets	(2,970,205)	67,726,811
Net assets:
Beginning of period	1,806,308,465	1,738,581,654
End of period	$1,803,338,260	$1,806,308,465
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Select Risk: Moderate Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income to average net assets	Portfolio turnover (e)
Class A
Six months ended 06/30/24	$10.63	$0.13	$0.29	$0.42	$—	$—	$—	$11.05	3.95%(f)	$1,459,817	0.37%(f)(g)	0.38%(f)(g)	2.45%(f)(g)	37%
Year ended 12/31/23	9.58	0.24	0.93	1.17	(0.12)	—	(0.12)	10.63	12.24(f)	1,457,946	0.37(f)	0.37(f)	2.42(f)	28
Year ended 12/31/22	12.15	0.17	(2.32)	(2.15)	(0.16)	(0.26)	(0.42)	9.58	(17.73)(f)	1,393,169	0.37(f)	0.37(f)	1.58(f)	22
Year ended 12/31/21	11.95	0.13	1.06	1.19	(0.26)	(0.73)	(0.99)	12.15	10.11(f)	1,801,506	0.35(f)	0.38(f)	1.01(f)	32
Year ended 12/31/20	11.96	0.16	1.14	1.30	(0.18)	(1.13)	(1.31)	11.95	11.67(f)	1,851,149	0.31(f)	0.38(f)	1.42(f)	88
Eleven months ended 12/31/19	11.72	0.22	1.32	1.54	(0.36)	(0.94)	(1.30)	11.96	13.13	1,156,291	0.40(g)	0.47(g)	1.95(g)	16
Year ended 01/31/19	12.66	0.20	(0.80)	(0.60)	(0.21)	(0.13)	(0.34)	11.72	(4.59)	1,037,833	0.41	0.48	1.61	40
Class C
Six months ended 06/30/24	10.35	0.09	0.28	0.37	—	—	—	10.72	3.57	143,922	1.13(g)	1.14(g)	1.69(g)	37
Year ended 12/31/23	9.33	0.16	0.90	1.06	(0.04)	—	(0.04)	10.35	11.37	152,483	1.13	1.13	1.66	28
Year ended 12/31/22	11.84	0.08	(2.25)	(2.17)	(0.08)	(0.26)	(0.34)	9.33	(18.38)	162,701	1.13	1.13	0.82	22
Year ended 12/31/21	11.66	0.03	1.04	1.07	(0.16)	(0.73)	(0.89)	11.84	9.33	233,536	1.11	1.14	0.25	32
Year ended 12/31/20	11.72	0.07	1.09	1.16	(0.09)	(1.13)	(1.22)	11.66	10.70	250,605	1.08	1.15	0.65	88
Eleven months ended 12/31/19	11.49	0.13	1.29	1.42	(0.25)	(0.94)	(1.19)	11.72	12.44	273,048	1.16(g)	1.23(g)	1.19(g)	16
Year ended 01/31/19	12.41	0.10	(0.78)	(0.68)	(0.11)	(0.13)	(0.24)	11.49	(5.33)	358,746	1.17	1.24	0.86	40
Class R
Six months ended 06/30/24	10.53	0.12	0.29	0.41	—	—	—	10.94	3.89	151,336	0.63(g)	0.64(g)	2.19(g)	37
Year ended 12/31/23	9.50	0.22	0.90	1.12	(0.09)	—	(0.09)	10.53	11.84	147,026	0.63	0.63	2.16	28
Year ended 12/31/22	12.05	0.14	(2.30)	(2.16)	(0.13)	(0.26)	(0.39)	9.50	(17.94)	135,035	0.63	0.63	1.32	22
Year ended 12/31/21	11.85	0.09	1.07	1.16	(0.23)	(0.73)	(0.96)	12.05	9.92	161,076	0.61	0.64	0.75	32
Year ended 12/31/20	11.88	0.13	1.12	1.25	(0.15)	(1.13)	(1.28)	11.85	11.32	153,448	0.58	0.65	1.15	88
Eleven months ended 12/31/19	11.65	0.19	1.30	1.49	(0.32)	(0.94)	(1.26)	11.88	12.84	131,445	0.66(g)	0.73(g)	1.69(g)	16
Year ended 01/31/19	12.59	0.16	(0.79)	(0.63)	(0.18)	(0.13)	(0.31)	11.65	(4.86)	116,637	0.66	0.73	1.36	40
Class S
Six months ended 06/30/24	10.63	0.14	0.29	0.43	—	—	—	11.06	4.04	19,152	0.28(g)	0.29(g)	2.54(g)	37
Year ended 12/31/23	9.59	0.25	0.92	1.17	(0.13)	—	(0.13)	10.63	12.22	19,864	0.28	0.28	2.51	28
Year ended 12/31/22	12.16	0.18	(2.32)	(2.14)	(0.17)	(0.26)	(0.43)	9.59	(17.64)	19,994	0.28	0.28	1.67	22
Year ended 12/31/21	11.96	0.14	1.07	1.21	(0.28)	(0.73)	(1.01)	12.16	10.22	26,025	0.26	0.29	1.10	32
Period ended 12/31/20(h)	10.46	0.11	2.38	2.49	(0.19)	(0.80)	(0.99)	11.96	23.86	26,339	0.23(g)	0.30(g)	1.50(g)	88
Class Y
Six months ended 06/30/24	10.72	0.15	0.29	0.44	—	—	—	11.16	4.10	25,577	0.13(g)	0.14(g)	2.69(g)	37
Year ended 12/31/23	9.66	0.27	0.94	1.21	(0.15)	—	(0.15)	10.72	12.51	25,052	0.13	0.13	2.66	28
Year ended 12/31/22	12.25	0.19	(2.34)	(2.15)	(0.18)	(0.26)	(0.44)	9.66	(17.54)	25,613	0.13	0.13	1.82	22
Year ended 12/31/21	12.04	0.16	1.08	1.24	(0.30)	(0.73)	(1.03)	12.25	10.40	33,378	0.11	0.14	1.25	32
Year ended 12/31/20	12.03	0.19	1.15	1.34	(0.20)	(1.13)	(1.33)	12.04	11.97	29,097	0.08	0.15	1.65	88
Eleven months ended 12/31/19	11.78	0.25	1.32	1.57	(0.38)	(0.94)	(1.32)	12.03	13.39	18,433	0.16(g)	0.23(g)	2.19(g)	16
Year ended 01/31/19	12.73	0.23	(0.82)	(0.59)	(0.23)	(0.13)	(0.36)	11.78	(4.41)	15,732	0.17	0.24	1.85	40
Class R5
Six months ended 06/30/24	10.62	0.15	0.29	0.44	—	—	—	11.06	4.14	797	0.12(g)	0.12(g)	2.70(g)	37
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	1,340	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	9	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	11	0.00	0.03	1.36	32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04	11	0.00	0.07	1.73	88
Period ended 12/31/19(i)	12.03	0.17	1.08	1.25	(0.39)	(0.94)	(1.33)	11.95	10.45	10	0.09(g)	0.16(g)	2.26(g)	16
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Select Risk: Moderate Investor Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income to average net assets	Portfolio turnover (e)
Class R6
Six months ended 06/30/24	$10.62	$0.15	$0.29	$0.44	$—	$—	$—	$11.06	4.14%	$2,737	0.05%(g)	0.05%(g)	2.77%(g)	37%
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	2,597	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	2,061	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	2,767	0.00	0.03	1.36	32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04	2,147	(0.01)	0.06	1.74	88
Period ended 12/31/19(i)	12.03	0.18	1.08	1.26	(0.40)	(0.94)	(1.34)	11.95	10.49	10	0.04(g)	0.11(g)	2.31(g)	16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.51%, 0.51%, 0.52%, 0.52% and 0.58% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(d)	Does not include indirect expenses from affiliated fund fees and expenses of 0.51%, 0.56% and 0.57% for the six months ended June 30, 2024, eleven months ended December 31, 2019, and for the year ended January 31, 2019, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $597,759,006 in connection with the acquisition of Invesco Moderate Allocation Fund into the Fund.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.24%, 0.24%, 0.24% and 0.23% for the six months ended June 30, 2024 and for the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
(g)	Annualized.
(h)	Commencement date of May 15, 2020.
(i)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
10	Invesco Select Risk: Moderate Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not
11	Invesco Select Risk: Moderate Investor Fund

increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $742 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
N.	Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small
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number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2025, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.22%, 0.72%, 0.37%, 0.22%, 0.22% and 0.22%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2025. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, Class R and Class S Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $100,661 in front-end sales commissions from the sale of Class A shares and $15,825 and $4,113 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
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As of June 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $52,723.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$13,852,856	$15,455,265	$29,308,121
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $669,267,822 and $715,054,886, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$193,561,230
Aggregate unrealized (depreciation) of investments	(46,586,806)
Net unrealized appreciation of investments	$146,974,424
Cost of investments for tax purposes is $1,657,746,115.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	5,907,351	$64,052,383	13,845,828	$139,590,709
Class C	1,084,805	11,433,961	2,465,145	24,102,433
Class R	1,214,760	13,056,109	2,665,399	26,639,301
Class S	15,568	168,148	43,110	435,105
Class Y	315,708	3,446,107	614,955	6,242,017
Class R5	3,022	32,830	123,759	1,259,179
Class R6	6,395	69,768	57,524	573,092
14	Invesco Select Risk: Moderate Investor Fund

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	-	$-	1,512,911	$15,855,299
Class C	-	-	58,782	599,747
Class R	-	-	123,672	1,284,947
Class S	-	-	23,025	241,067
Class Y	-	-	28,330	299,452
Class R5	-	-	1,802	18,867
Class R6	-	-	3,459	36,246
Automatic conversion of Class C shares to Class A shares:
Class A	906,235	9,836,676	1,926,023	19,347,050
Class C	(932,396)	(9,836,676)	(1,983,167)	(19,347,050)
Reacquired:
Class A	(11,931,884)	(129,425,376)	(25,456,902)	(256,655,189)
Class C	(1,464,893)	(15,409,226)	(3,237,552)	(31,611,057)
Class R	(1,341,346)	(14,401,414)	(3,044,673)	(30,312,503)
Class S	(152,831)	(1,644,332)	(283,024)	(2,865,146)
Class Y	(361,434)	(3,962,832)	(956,146)	(9,739,128)
Class R5	(57,184)	(602,212)	(234)	(2,362)
Class R6	(3,534)	(38,314)	(31,696)	(323,618)
Net increase (decrease) in share activity	(6,791,658)	$(73,224,400)	(11,499,670)	$(114,331,542)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
15	Invesco Select Risk: Moderate Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderate Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderate Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds,
16	Invesco Select Risk: Moderate Investor Fund

Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles, negatively impacted Fund performance. The Board further considered that the Fund underwent investment strategy changes in 2020 and a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
17	Invesco Select Risk: Moderate Investor Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
18	Invesco Select Risk: Moderate Investor Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco Select Risk: Moderate Investor Fund

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSMI-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Select Risk: Moderately Conservative Investor Fund
Nasdaq:
A: CAAMX ■ C: CACMX ■ R: CMARX ■ S: CMASX ■ Y: CAAYX ■ R5: CMAIX ■ R6: CNSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Alternative Funds–4.94%
Invesco Global Real Estate Income Fund, Class R6(b)	2.51%	$7,370,255	$261,825	$(406,157)	$(406,600)	$(6,019)	$138,031	861,954	$6,826,676
Invesco Macro Allocation Strategy Fund, Class R6	2.43%	6,621,188	78,596	(316,703)	254,639	(21,545)	—	851,503	6,616,175
Total Alternative Funds		13,991,443	340,421	(722,860)	(151,961)	(27,564)	138,031		13,442,851
Domestic Equity Funds–23.97%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	2.87%	9,391,528	—	(2,634,053)	975,971	86,497	—	243,612	7,819,943
Invesco Main Street Small Cap Fund, Class R6	2.81%	6,990,576	775,395	(329,782)	206,589	13,433	—	355,112	7,656,211
Invesco NASDAQ 100 ETF	5.04%	5,013,559	8,812,472	(1,639,804)	1,410,425	121,021	32,585	69,594	13,717,673
Invesco Russell 1000® Dynamic Multifactor ETF	6.69%	16,448,167	2,434,177	(987,912)	187,069	149,011	168,958	347,314	18,230,512
Invesco S&P 500® Low Volatility ETF	—	11,093,953	—	(11,412,551)	(928,152)	1,246,750	44,340	—	—
Invesco S&P 500® Pure Growth ETF	—	5,669,566	—	(6,318,956)	(1,905,562)	2,554,952	—	—	—
Invesco S&P 500® Pure Value ETF	4.32%	6,534,635	5,979,227	(828,162)	(67,396)	140,079	136,326	140,954	11,758,383
Invesco Value Opportunities Fund, Class R6	2.24%	—	6,390,332	(564,333)	244,007	27,152	—	301,243	6,097,158
Total Domestic Equity Funds		61,141,984	24,391,603	(24,715,553)	122,951	4,338,895	382,209		65,279,880
Fixed Income Funds–58.99%
Invesco Core Bond Fund, Class R6	25.92%	—	72,591,331	(1,881,344)	(117,602)	(16,896)	992,008	12,625,311	70,575,489
Invesco Core Plus Bond Fund, Class R6	12.66%	26,906,496	9,657,973	(1,700,800)	(154,462)	(248,774)	775,422	3,786,861	34,460,433
Invesco Emerging Markets Sovereign Debt ETF	1.52%	—	4,306,279	(81,183)	(76,731)	(765)	91,907	207,380	4,147,600
Invesco Equal Weight 0-30 Year Treasury ETF	7.04%	32,853,428	—	(12,370,392)	2,071,845	(3,378,314)	399,947	695,055	19,176,567
Invesco Floating Rate ESG Fund, Class R6	3.12%	14,096,391	516,869	(6,048,913)	(67,069)	7,128	517,024	1,261,780	8,504,406
Invesco High Yield Fund, Class R6	3.15%	23,154,552	502,752	(15,028,581)	(477,161)	409,397	502,867	2,445,988	8,560,959
Invesco Income Fund, Class R6	—	2,818,841	36,973	(2,859,851)	190,193	(186,156)	36,978	—	—
Invesco International Bond Fund, Class R6	—	18,452,930	191,168	(18,270,053)	(624,787)	250,742	191,177	—	—
Invesco Senior Floating Rate Fund, Class R6	—	2,059,259	41,403	(2,110,077)	(62,930)	72,345	41,406	—	—
Invesco Taxable Municipal Bond ETF	—	22,945,646	—	(22,519,125)	3,437,857	(3,864,378)	139,729	—	—
Invesco Variable Rate Investment Grade ETF	5.58%	20,447,468	—	(5,368,310)	70,777	53,530	528,734	604,752	15,203,465
Total Fixed Income Funds		163,735,011	87,844,748	(88,238,629)	4,189,930	(6,902,141)	4,217,199		160,628,919
Foreign Equity Funds–11.47%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.75%	4,177,015	—	(2,099,595)	(137,163)	93,237	—	62,782	2,033,494
Invesco Developing Markets Fund, Class R6	0.63%	4,212,237	—	(2,578,739)	805,672	(713,872)	—	43,513	1,725,298
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	1.56%	3,566,857	838,145	(254,154)	90,477	2,987	89,640	87,188	4,244,312
Invesco Global Fund, Class R6	3.69%	11,418,427	—	(2,836,452)	1,488,564	(21,449)	—	95,760	10,049,090
Invesco Global Infrastructure Fund, Class R6	0.99%	2,816,735	37,441	(87,131)	(64,341)	1,198	37,441	240,347	2,703,902
Invesco International Developed Dynamic Multifactor ETF	1.35%	—	3,951,342	(167,402)	(99,644)	1,035	73,199	148,722	3,685,331
Invesco International Small-Mid Company Fund, Class R6	1.87%	2,894,987	2,443,676	—	(255,396)	—	—	124,133	5,083,267
Invesco Oppenheimer International Growth Fund, Class R6	0.63%	2,923,616	—	(1,318,877)	34,580	78,886	—	46,907	1,718,205
Invesco S&P Emerging Markets Low Volatility ETF	—	6,255,136	—	(6,223,863)	221,824	(253,097)	40,260	—	—
Invesco S&P International Developed Low Volatility ETF	—	2,834,888	—	(2,836,878)	15,095	(13,105)	—	—	—
Total Foreign Equity Funds		41,099,898	7,270,604	(18,403,091)	2,099,668	(824,180)	240,540		31,242,899
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 06/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/24	Value 06/30/24
Money Market Funds–0.65%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)	0.23%	$488,701	$12,493,394	$(12,357,801)	$—	$—	$12,000	624,294	$624,294
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)	0.16%	341,764	8,923,853	(8,827,001)	(14)	(180)	8,626	438,291	438,422
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)	0.26%	558,515	14,278,164	(14,123,201)	—	—	13,685	713,478	713,478
Total Money Market Funds		1,388,980	35,695,411	(35,308,003)	(14)	(180)	34,311		1,776,194
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $261,126,048)	100.02%	281,357,316	155,542,787	(167,388,136)	6,260,574	(3,415,170)	5,012,290		272,370,743

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.31%(d)(e)	—	132,837	13,835	(146,672)	—	—	1,377(f)	—	—
Invesco Private Prime Fund, 5.48%(d)(e)	—	341,585	35,431	(379,542)	(105)	2,631	3,690(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	474,422	49,266	(526,214)	(105)	2,631	5,067		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $261,126,048)	100.02%	$281,831,738	$155,592,053	$(167,914,350)	$6,260,469	$(3,412,539)	$5,017,357		$272,370,743
OTHER ASSETS LESS LIABILITIES	(0.02)%								(49,513)
NET ASSETS	100.00%								$272,321,230
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in affiliated underlying funds, at value (Cost $261,126,048)	$272,370,743
Receivable for:
Fund shares sold	108,594
Dividends - affiliated underlying funds	543,781
Investment for trustee deferred compensation and retirement plans	49,742
Other assets	81,901
Total assets	273,154,761
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	538,006
Dividends	96,476
Accrued fees to affiliates	118,822
Accrued other operating expenses	25,815
Trustee deferred compensation and retirement plans	54,412
Total liabilities	833,531
Net assets applicable to shares outstanding	$272,321,230
Net assets consist of:
Shares of beneficial interest	$282,345,531
Distributable earnings (loss)	(10,024,301)
$272,321,230
Net Assets:
Class A	$239,793,981
Class C	$13,557,699
Class R	$10,425,077
Class S	$1,491,022
Class Y	$6,736,612
Class R5	$84,404
Class R6	$232,435
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,032,529
Class C	1,318,307
Class R	1,005,845
Class S	143,036
Class Y	648,266
Class R5	8,071
Class R6	22,226
Class A:
Net asset value per share	$10.41
Maximum offering price per share (Net asset value of $10.41 ÷ 94.50%)	$11.02
Class C:
Net asset value and offering price per share	$10.28
Class R:
Net asset value and offering price per share	$10.36
Class S:
Net asset value and offering price per share	$10.42
Class Y:
Net asset value and offering price per share	$10.39
Class R5:
Net asset value and offering price per share	$10.46
Class R6:
Net asset value and offering price per share	$10.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $579)	$5,012,869
Interest	344
Total investment income	5,013,213
Expenses:
Administrative services fees	20,371
Custodian fees	1,406
Distribution fees:
Class A	301,528
Class C	70,867
Class R	25,336
Class S	1,157
Transfer agent fees — A, C, R, S and Y	161,300
Transfer agent fees — R5	40
Transfer agent fees — R6	26
Trustees’ and officers’ fees and benefits	10,421
Registration and filing fees	48,092
Reports to shareholders	28,294
Professional services fees	20,772
Other	6,514
Total expenses	696,124
Less: Expense offset arrangement(s)	(5,447)
Net expenses	690,677
Net investment income	4,322,536
Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(3,412,539)
Change in net unrealized appreciation of affiliated underlying fund shares	6,260,469
Net realized and unrealized gain	2,847,930
Net increase in net assets resulting from operations	$7,170,466
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$4,322,536	$8,495,322
Net realized gain (loss)	(3,412,539)	(8,713,867)
Change in net unrealized appreciation	6,260,469	26,743,235
Net increase in net assets resulting from operations	7,170,466	26,524,690
Distributions to shareholders from distributable earnings:
Class A	(2,827,770)	(4,400,538)
Class C	(111,137)	(158,742)
Class R	(107,318)	(151,500)
Class S	(18,820)	(29,365)
Class Y	(86,683)	(189,563)
Class R5	(1,089)	(1,818)
Class R6	(3,153)	(4,844)
Total distributions from distributable earnings	(3,155,970)	(4,936,370)
Share transactions–net:
Class A	(11,257,056)	(19,758,294)
Class C	(1,526,495)	(2,326,801)
Class R	(26,268)	620,476
Class S	(104,491)	(111,802)
Class Y	(242,852)	(11,650,725)
Class R5	6,323	(24,880)
Class R6	(8,309)	178,985
Net increase (decrease) in net assets resulting from share transactions	(13,159,148)	(33,073,041)
Net increase (decrease) in net assets	(9,144,652)	(11,484,721)
Net assets:
Beginning of period	281,465,882	292,950,603
End of period	$272,321,230	$281,465,882
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (e)
Class A
Six months ended 06/30/24	$10.26	$0.16	$0.11	$0.27	$(0.12)	$—	$—	$(0.12)	$10.41	2.65%	$239,794	0.47%(f)	0.47%(f)	3.19%(f)	44%
Year ended 12/31/23	9.51	0.29	0.64	0.93	(0.18)	—	—	(0.18)	10.26	9.84	247,519	0.45	0.45	2.99	31
Year ended 12/31/22	11.93	0.19	(2.18)	(1.99)	(0.18)	(0.24)	(0.01)	(0.43)	9.51	(16.69)	248,677	0.44	0.44	1.83	29
Year ended 12/31/21	11.69	0.15	0.69	0.84	(0.23)	(0.37)	—	(0.60)	11.93	7.26	331,992	0.44	0.44	1.25	28
Year ended 12/31/20	11.47	0.20	0.94	1.14	(0.27)	(0.65)	—	(0.92)	11.69	10.23	300,116	0.47	0.47	1.81	86
Year ended 12/31/19	10.68	0.35	1.18	1.53	(0.35)	(0.39)	—	(0.74)	11.47	14.39	257,703	0.48	0.48	3.01	28
Class C
Six months ended 06/30/24	10.13	0.12	0.11	0.23	(0.08)	—	—	(0.08)	10.28	2.29	13,558	1.22(f)	1.22(f)	2.44(f)	44
Year ended 12/31/23	9.40	0.22	0.61	0.83	(0.10)	—	—	(0.10)	10.13	8.89	14,878	1.20	1.20	2.24	31
Year ended 12/31/22	11.79	0.11	(2.15)	(2.04)	(0.11)	(0.24)	—	(0.35)	9.40	(17.29)	16,084	1.19	1.19	1.08	29
Year ended 12/31/21	11.55	0.06	0.68	0.74	(0.13)	(0.37)	—	(0.50)	11.79	6.53	24,758	1.19	1.19	0.50	28
Year ended 12/31/20	11.34	0.12	0.92	1.04	(0.18)	(0.65)	—	(0.83)	11.55	9.40	27,569	1.22	1.22	1.06	86
Year ended 12/31/19	10.57	0.26	1.16	1.42	(0.26)	(0.39)	—	(0.65)	11.34	13.45	33,282	1.23	1.23	2.26	28
Class R
Six months ended 06/30/24	10.21	0.15	0.11	0.26	(0.11)	—	—	(0.11)	10.36	2.53	10,425	0.72(f)	0.72(f)	2.94(f)	44
Year ended 12/31/23	9.47	0.27	0.62	0.89	(0.15)	—	—	(0.15)	10.21	9.49	10,302	0.70	0.70	2.74	31
Year ended 12/31/22	11.88	0.16	(2.16)	(2.00)	(0.16)	(0.24)	(0.01)	(0.41)	9.47	(16.90)	8,955	0.69	0.69	1.58	29
Year ended 12/31/21	11.64	0.12	0.69	0.81	(0.20)	(0.37)	—	(0.57)	11.88	7.02	10,020	0.69	0.69	1.00	28
Year ended 12/31/20	11.42	0.18	0.93	1.11	(0.24)	(0.65)	—	(0.89)	11.64	9.99	7,877	0.72	0.72	1.56	86
Year ended 12/31/19	10.64	0.32	1.17	1.49	(0.32)	(0.39)	—	(0.71)	11.42	14.05	7,777	0.73	0.73	2.76	28
Class S
Six months ended 06/30/24	10.27	0.17	0.11	0.28	(0.13)	—	—	(0.13)	10.42	2.70	1,491	0.37(f)	0.37(f)	3.29(f)	44
Year ended 12/31/23	9.52	0.30	0.64	0.94	(0.19)	—	—	(0.19)	10.27	9.94	1,574	0.35	0.35	3.09	31
Year ended 12/31/22	11.95	0.20	(2.19)	(1.99)	(0.19)	(0.24)	(0.01)	(0.44)	9.52	(16.66)	1,567	0.34	0.34	1.93	29
Year ended 12/31/21	11.70	0.16	0.70	0.86	(0.24)	(0.37)	—	(0.61)	11.95	7.46	2,009	0.34	0.34	1.35	28
Year ended 12/31/20	11.48	0.22	0.93	1.15	(0.28)	(0.65)	—	(0.93)	11.70	10.33	2,012	0.37	0.37	1.91	86
Year ended 12/31/19	10.70	0.36	1.17	1.53	(0.36)	(0.39)	—	(0.75)	11.48	14.39	1,877	0.38	0.38	3.11	28
Class Y
Six months ended 06/30/24	10.24	0.18	0.11	0.29	(0.14)	—	—	(0.14)	10.39	2.78	6,737	0.22(f)	0.22(f)	3.44(f)	44
Year ended 12/31/23	9.50	0.32	0.62	0.94	(0.20)	—	—	(0.20)	10.24	10.01	6,879	0.20	0.20	3.24	31
Year ended 12/31/22	11.92	0.21	(2.17)	(1.96)	(0.21)	(0.24)	(0.01)	(0.46)	9.50	(16.49)	17,526	0.19	0.19	2.08	29
Year ended 12/31/21	11.67	0.18	0.70	0.88	(0.26)	(0.37)	—	(0.63)	11.92	7.63	12,372	0.19	0.19	1.50	28
Year ended 12/31/20	11.45	0.23	0.93	1.16	(0.29)	(0.65)	—	(0.94)	11.67	10.52	10,363	0.22	0.22	2.06	86
Year ended 12/31/19	10.67	0.37	1.18	1.55	(0.38)	(0.39)	—	(0.77)	11.45	14.59	9,457	0.23	0.23	3.26	28
Class R5
Six months ended 06/30/24	10.31	0.18	0.11	0.29	(0.14)	—	—	(0.14)	10.46	2.79	84	0.20(f)	0.20(f)	3.46(f)	44
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	77	0.12	0.12	3.32	31
Year ended 12/31/22	11.99	0.22	(2.18)	(1.96)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.40)	96	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.69	0.88	(0.26)	(0.37)	—	(0.63)	11.99	7.65	109	0.15	0.15	1.54	28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	—	(0.95)	11.74	10.51	11	0.19	0.19	2.09	86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	—	(0.77)	11.52	14.69	11	0.19	0.20	3.30	28
Class R6
Six months ended 06/30/24	10.31	0.18	0.11	0.29	(0.14)	—	—	(0.14)	10.46	2.82	232	0.12(f)	0.12(f)	3.54(f)	44
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	237	0.12	0.12	3.32	31
Year ended 12/31/22	11.98	0.22	(2.17)	(1.95)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.33)	46	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.68	0.87	(0.26)	(0.37)	—	(0.63)	11.98	7.56	41	0.15	0.15	1.54	28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	—	(0.95)	11.74	10.51	12	0.19	0.19	2.09	86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	—	(0.77)	11.52	14.69	10	0.19	0.20	3.30	28

(a)	Calculated using average shares outstanding.
(b)	Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds 0.49%, 0.49%, 0.49%, 0.49%, 0.51% and 0.51% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8	Invesco Select Risk: Moderately Conservative Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
9	Invesco Select Risk: Moderately Conservative Investor Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
I.	Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $12,905 in front-end sales commissions from the sale of Class A shares and $2,004 and $1,418 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily
10	Invesco Select Risk: Moderately Conservative Investor Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,447.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,271,999	$12,238,921	$15,510,920
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $119,847,376 and $132,080,133, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$11,219,258
Aggregate unrealized (depreciation) of investments	(6,959,100)
Net unrealized appreciation of investments	$4,260,158
Cost of investments for tax purposes is $268,110,585.
11	Invesco Select Risk: Moderately Conservative Investor Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,285,732	$13,325,938	3,243,634	$31,941,105
Class C	89,672	916,979	287,710	2,816,004
Class R	83,115	855,298	329,535	3,238,466
Class S	591	6,100	1,650	16,200
Class Y	62,166	643,704	123,013	1,199,540
Class R5	529	5,540	702	6,962
Class R6	1,874	19,452	34,674	341,799
Issued as reinvestment of dividends:
Class A	248,558	2,603,742	409,203	4,035,436
Class C	10,304	106,601	15,486	151,223
Class R	10,272	107,081	15,383	151,221
Class S	1,795	18,820	2,973	29,365
Class Y	7,639	79,866	17,906	175,351
Class R5	91	958	164	1,618
Class R6	162	1,699	290	2,861
Automatic conversion of Class C shares to Class A shares:
Class A	86,224	894,168	151,132	1,483,872
Class C	(87,389)	(894,168)	(153,112)	(1,483,872)
Reacquired:
Class A	(2,714,767)	(28,080,904)	(5,820,296)	(57,218,707)
Class C	(162,392)	(1,655,907)	(393,666)	(3,810,156)
Class R	(96,199)	(988,647)	(281,974)	(2,769,211)
Class S	(12,580)	(129,411)	(15,933)	(157,367)
Class Y	(93,307)	(966,422)	(1,314,819)	(13,025,616)
Class R5	(17)	(175)	(3,463)	(33,460)
Class R6	(2,843)	(29,460)	(16,713)	(165,675)
Net increase (decrease) in share activity	(1,280,770)	$(13,159,148)	(3,366,521)	$(33,073,041)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
12	Invesco Select Risk: Moderately Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderately Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderately Conservative Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles, negatively impacted Fund performance. The Board further considered that
13	Invesco Select Risk: Moderately Conservative Investor Fund

the Fund underwent investment strategy changes in 2020 and a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14	Invesco Select Risk: Moderately Conservative Investor Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
15	Invesco Select Risk: Moderately Conservative Investor Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco Select Risk: Moderately Conservative Investor Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	CAL-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ■ C: GTSDX ■ R: GTSRX ■ Y: GTSYX ■ Investor: GTSIX ■ R5: GTSVX ■ R6: GTSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Proxy Results
18	Other Information Required in Shareholder Reports

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.05%
Aerospace & Defense–1.57%
BWX Technologies, Inc.	173,925	$16,522,875
Moog, Inc., Class A	89,109	14,907,936
		31,430,811
Air Freight & Logistics–0.84%
GXO Logistics, Inc.(b)	333,996	16,866,798
Application Software–6.69%
Altair Engineering, Inc., Class A(b)(c)	233,327	22,884,712
CCC Intelligent Solutions Holdings, Inc.(b)	1,301,764	14,462,598
Clearwater Analytics Holdings, Inc., Class A(b)	642,726	11,903,285
Descartes Systems Group, Inc. (The) (Canada)(b)	160,559	15,548,534
Guidewire Software, Inc.(b)	197,023	27,167,501
Informatica, Inc., Class A(b)(c)	508,025	15,687,812
Procore Technologies, Inc.(b)(c)	142,993	9,481,866
Q2 Holdings, Inc.(b)(c)	279,166	16,842,085
		133,978,393
Automotive Parts & Equipment–0.86%
Modine Manufacturing Co.(b)(c)	170,989	17,131,388
Automotive Retail–0.81%
Murphy USA, Inc.	34,397	16,148,016
Biotechnology–9.12%
ADMA Biologics, Inc.(b)	1,059,816	11,848,743
Apellis Pharmaceuticals, Inc.(b)	196,886	7,552,547
Ascendis Pharma A/S, ADR (Denmark)(b)	102,550	13,985,769
Blueprint Medicines Corp.(b)(c)	115,877	12,489,223
Halozyme Therapeutics, Inc.(b)	385,783	20,199,598
Madrigal Pharmaceuticals, Inc.(b)(c)	43,634	12,224,501
Natera, Inc.(b)	313,281	33,925,200
Twist Bioscience Corp.(b)(c)	461,923	22,763,565
Vaxcyte, Inc.(b)	180,767	13,649,716
Vericel Corp.(b)(c)	339,760	15,588,189
Viking Therapeutics, Inc.(b)(c)	162,599	8,619,373
Xenon Pharmaceuticals, Inc. (Canada)(b)	253,793	9,895,389
		182,741,813
Broadline Retail–0.83%
Ollie’s Bargain Outlet Holdings, Inc.(b)	168,655	16,556,861
Building Products–2.12%
AAON, Inc.(c)	259,072	22,601,441
AZEK Co., Inc. (The)(b)	236,980	9,983,968
Simpson Manufacturing Co., Inc.	58,576	9,871,813
		42,457,222
Cargo Ground Transportation–1.05%
Saia, Inc.(b)	44,340	21,030,019
Commercial & Residential Mortgage Finance–0.73%
PennyMac Financial Services, Inc.	155,449	14,705,475
Shares		Value
Construction & Engineering–2.65%
AECOM	149,892	$13,211,481
Comfort Systems USA, Inc.	45,283	13,771,466
Construction Partners, Inc., Class A(b)(c)	265,838	14,676,916
MYR Group, Inc.(b)(c)	84,193	11,425,832
		53,085,695
Construction Machinery & Heavy Transportation Equipment– 1.63%
Federal Signal Corp.	226,110	18,918,624
Terex Corp.	249,104	13,660,863
		32,579,487
Construction Materials–0.94%
Eagle Materials, Inc.	86,438	18,796,807
Data Processing & Outsourced Services–0.89%
Verra Mobility Corp., Class A(b)	657,265	17,877,608
Education Services–1.89%
Bright Horizons Family Solutions, Inc.(b)(c)	154,205	16,974,886
Stride, Inc.(b)(c)	297,569	20,978,615
		37,953,501
Electrical Components & Equipment–1.83%
Atkore, Inc.(c)	93,248	12,581,952
nVent Electric PLC	315,157	24,144,178
		36,726,130
Electronic Components–1.92%
Coherent Corp.(b)	312,084	22,613,607
Littelfuse, Inc.	61,940	15,831,244
		38,444,851
Electronic Equipment & Instruments–1.49%
Itron, Inc.(b)	152,040	15,045,878
Novanta, Inc.(b)	90,414	14,747,428
		29,793,306
Electronic Manufacturing Services–1.07%
Fabrinet (Thailand)(b)(c)	87,296	21,369,188
Environmental & Facilities Services–1.35%
Clean Harbors, Inc.(b)	119,782	27,088,699
Financial Exchanges & Data–1.32%
TMX Group Ltd. (Canada)	946,824	26,355,073
Food Distributors–0.80%
Performance Food Group Co.(b)	243,472	16,095,935
Health Care Equipment–5.18%
Glaukos Corp.(b)	285,962	33,843,603
Inspire Medical Systems, Inc.(b)(c)	68,803	9,207,905
Integer Holdings Corp.(b)	129,874	15,038,110
iRhythm Technologies, Inc.(b)(c)	166,578	17,930,456
TransMedics Group, Inc.(b)(c)	183,843	27,690,433
		103,710,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Small Cap Growth Fund

Shares		Value
Health Care Facilities–2.40%
Encompass Health Corp.	241,032	$20,678,135
Tenet Healthcare Corp.(b)	205,597	27,350,569
		48,028,704
Health Care Services–0.61%
Option Care Health, Inc.(b)	439,550	12,175,535
Health Care Supplies–1.68%
Lantheus Holdings, Inc.(b)	209,223	16,798,515
Merit Medical Systems, Inc.(b)	195,319	16,787,668
		33,586,183
Homebuilding–2.06%
Cavco Industries, Inc.(b)	45,118	15,618,498
Installed Building Products, Inc.(c)	74,589	15,341,466
M/I Homes, Inc.(b)	84,103	10,272,340
		41,232,304
Homefurnishing Retail–0.61%
RH(b)(c)	50,081	12,241,800
Hotels, Resorts & Cruise Lines–0.65%
Wyndham Hotels & Resorts, Inc.	175,296	12,971,904
Household Appliances–0.74%
SharkNinja, Inc.	198,292	14,901,644
Industrial Machinery & Supplies & Components–2.48%
Enpro, Inc.	105,367	15,338,274
Nordson Corp.	70,320	16,310,021
RBC Bearings, Inc.(b)(c)	67,097	18,101,429
		49,749,724
Industrial REITs–1.36%
EastGroup Properties, Inc.	78,063	13,278,516
Terreno Realty Corp.	235,804	13,954,881
		27,233,397
Internet Services & Infrastructure–0.76%
DigitalOcean Holdings, Inc.(b)(c)	440,977	15,323,951
Investment Banking & Brokerage–0.95%
Jefferies Financial Group, Inc.	381,016	18,959,356
IT Consulting & Other Services–0.79%
ASGN, Inc.(b)	180,557	15,919,711
Life Sciences Tools & Services–2.12%
BioLife Solutions, Inc.(b)(c)	698,722	14,973,612
Bio-Techne Corp.	201,743	14,454,886
Repligen Corp.(b)	103,929	13,101,290
		42,529,788
Managed Health Care–0.81%
HealthEquity, Inc.(b)	189,161	16,305,678
Oil & Gas Equipment & Services–1.65%
TechnipFMC PLC (United Kingdom)	676,055	17,678,838
Weatherford International PLC(b)	126,010	15,429,925
		33,108,763
Oil & Gas Exploration & Production–2.40%
Chord Energy Corp.	69,891	11,719,323
Matador Resources Co.(c)	204,980	12,216,808
Shares		Value
Oil & Gas Exploration & Production–(continued)
Permian Resources Corp.	852,453	$13,767,116
Range Resources Corp.	312,212	10,468,468
		48,171,715
Other Specialty Retail–0.69%
Academy Sports & Outdoors, Inc.(c)	258,548	13,767,681
Packaged Foods & Meats–2.70%
Freshpet, Inc.(b)	171,718	22,218,592
Post Holdings, Inc.(b)	194,017	20,208,811
Simply Good Foods Co. (The)(b)	322,499	11,651,889
		54,079,292
Personal Care Products–1.11%
e.l.f. Beauty, Inc.(b)	105,244	22,177,016
Pharmaceuticals–1.69%
Intra-Cellular Therapies, Inc.(b)	226,897	15,540,176
Prestige Consumer Healthcare, Inc.(b)	265,670	18,291,379
		33,831,555
Property & Casualty Insurance–0.89%
Kinsale Capital Group, Inc.	46,513	17,920,529
Regional Banks–1.35%
Pinnacle Financial Partners, Inc.	166,327	13,312,813
Western Alliance Bancorporation	217,818	13,683,327
		26,996,140
Research & Consulting Services–1.79%
KBR, Inc.	249,099	15,977,210
Parsons Corp.(b)	243,023	19,881,711
		35,858,921
Restaurants–3.35%
Shake Shack, Inc., Class A(b)	180,319	16,228,710
Texas Roadhouse, Inc.	119,463	20,512,992
Wingstop, Inc.	72,005	30,433,633
		67,175,335
Semiconductor Materials & Equipment–3.02%
Nova Ltd. (Israel)(b)	58,074	13,620,095
Onto Innovation, Inc.(b)	141,411	31,048,199
Veeco Instruments, Inc.(b)(c)	337,741	15,775,882
		60,444,176
Semiconductors–4.79%
Allegro MicroSystems, Inc. (Japan)(b)(c)	493,788	13,944,573
Impinj, Inc.(b)	30,921	4,847,485
MACOM Technology Solutions Holdings, Inc.(b)	206,271	22,993,029
Power Integrations, Inc.	221,536	15,549,612
Rambus, Inc.(b)	265,836	15,620,523
Silicon Laboratories, Inc.(b)	66,373	7,342,845
SiTime Corp.(b)	27,532	3,424,430
Synaptics, Inc.(b)(c)	137,921	12,164,632
		95,887,129
Specialty Chemicals–1.83%
Element Solutions, Inc.	917,780	24,890,193
Quaker Chemical Corp.(c)	68,888	11,690,294
		36,580,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Small Cap Growth Fund

Shares		Value
Steel–0.86%
ATI, Inc.(b)(c)	311,740	$17,285,983
Systems Software–2.07%
CyberArk Software Ltd.(b)(c)	66,660	18,226,177
JFrog Ltd. (Israel)(b)	325,980	12,240,549
Varonis Systems, Inc.(b)(c)	228,675	10,969,540
		41,436,266
Trading Companies & Distributors–1.46%
Applied Industrial Technologies, Inc.	43,335	8,406,990
FTAI Aviation Ltd.	147,503	15,226,735
SiteOne Landscape Supply, Inc.(b)(c)	45,446	5,517,599
		29,151,324
Transaction & Payment Processing Services–0.80%
Shift4 Payments, Inc., Class A(b)(c)	218,546	16,030,349
Total Common Stocks & Other Equity Interests (Cost $1,473,205,857)		1,963,985,923
Money Market Funds–2.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	14,988,203	14,988,203
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	10,682,459	10,685,663
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	17,129,374	$17,129,374
Total Money Market Funds (Cost $42,803,240)		42,803,240
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $1,516,009,097)		2,006,789,163
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.26%
Invesco Private Government Fund, 5.31%(d)(e)(f)	74,371,750	74,371,750
Invesco Private Prime Fund, 5.48%(d)(e)(f)	191,167,913	191,225,263
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $265,597,013)		265,597,013
TOTAL INVESTMENTS IN SECURITIES–113.44% (Cost $1,781,606,110)		2,272,386,176
OTHER ASSETS LESS LIABILITIES—(13.44)%		(269,290,328)
NET ASSETS–100.00%		$2,003,095,848
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,080,260	$107,860,438	$(100,952,496)	$-	$1	$14,988,203	$270,900
Invesco Liquid Assets Portfolio, Institutional Class	5,170,627	77,043,171	(71,525,524)	(758)	(1,853)	10,685,663	200,885
Invesco Treasury Portfolio, Institutional Class	9,234,584	123,269,070	(115,374,281)	-	1	17,129,374	309,062
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	82,748,554	300,271,527	(308,648,331)	-	-	74,371,750	1,959,453*
Invesco Private Prime Fund	217,800,370	704,076,199	(730,574,500)	(77,940)	1,134	191,225,263	5,262,124*
Total	$323,034,395	$1,312,520,405	$(1,327,075,132)	$(78,698)	$(717)	$308,400,253	$8,002,424

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Small Cap Growth Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,473,205,857)*	$1,963,985,923
Investments in affiliated money market funds, at value (Cost $308,400,253)	308,400,253
Foreign currencies, at value (Cost $298)	306
Receivable for:
Investments sold	14,541,600
Fund shares sold	1,180,484
Dividends	607,223
Investment for trustee deferred compensation and retirement plans	340,050
Other assets	80,858
Total assets	2,289,136,697
Liabilities:
Payable for:
Investments purchased	17,181,366
Fund shares reacquired	1,784,758
Collateral upon return of securities loaned	265,597,013
Accrued fees to affiliates	973,439
Accrued other operating expenses	139,109
Trustee deferred compensation and retirement plans	365,164
Total liabilities	286,040,849
Net assets applicable to shares outstanding	$2,003,095,848
Net assets consist of:
Shares of beneficial interest	$1,698,328,976
Distributable earnings	304,766,872
$2,003,095,848
Net Assets:
Class A	$503,288,636
Class C	$5,538,501
Class R	$54,588,035
Class Y	$123,023,171
Investor Class	$150,943,831
Class R5	$615,330,686
Class R6	$550,382,988
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,334,396
Class C	649,228
Class R	2,394,876
Class Y	4,126,875
Investor Class	4,960,556
Class R5	17,292,520
Class R6	15,231,721
Class A:
Net asset value per share	$27.45
Maximum offering price per share (Net asset value of $27.45 ÷ 94.50%)	$29.05
Class C:
Net asset value and offering price per share	$8.53
Class R:
Net asset value and offering price per share	$22.79
Class Y:
Net asset value and offering price per share	$29.81
Investor Class:
Net asset value and offering price per share	$30.43
Class R5:
Net asset value and offering price per share	$35.58
Class R6:
Net asset value and offering price per share	$36.13

*	At June 30, 2024, securities with an aggregate value of $262,445,140 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Small Cap Growth Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $40,106)	$4,261,563
Dividends from affiliated money market funds (includes net securities lending income of $157,210)	938,057
Total investment income	5,199,620
Expenses:
Advisory fees	7,081,034
Administrative services fees	151,388
Custodian fees	22,798
Distribution fees:
Class A	635,356
Class C	27,169
Class R	136,838
Investor Class	135,530
Transfer agent fees — A, C, R, Y and Investor	873,265
Transfer agent fees — R5	320,900
Transfer agent fees — R6	86,770
Trustees’ and officers’ fees and benefits	17,568
Registration and filing fees	60,832
Reports to shareholders	163,829
Professional services fees	35,417
Other	17,139
Total expenses	9,765,833
Less: Fees waived and/or expense offset arrangement(s)	(12,575)
Net expenses	9,753,258
Net investment income (loss)	(4,553,638)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	97,213,761
Affiliated investment securities	(717)
Foreign currencies	(2,212)
97,210,832
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	68,301,574
Affiliated investment securities	(78,698)
Foreign currencies	(1)
68,222,875
Net realized and unrealized gain	165,433,707
Net increase in net assets resulting from operations	$160,880,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Small Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(4,553,638)	$(7,360,010)
Net realized gain (loss)	97,210,832	(36,400,870)
Change in net unrealized appreciation	68,222,875	307,076,077
Net increase in net assets resulting from operations	160,880,069	263,315,197
Share transactions–net:
Class A	(45,629,066)	(92,788,145)
Class C	(823,287)	(1,896,204)
Class R	(6,440,973)	(13,105,477)
Class Y	(8,949,742)	(22,169,159)
Investor Class	(10,897,584)	(11,731,226)
Class R5	(83,842,031)	(173,390,368)
Class R6	(98,738,451)	(128,163,919)
Net increase (decrease) in net assets resulting from share transactions	(255,321,134)	(443,244,498)
Net increase (decrease) in net assets	(94,441,065)	(179,929,301)
Net assets:
Beginning of period	2,097,536,913	2,277,466,214
End of period	$2,003,095,848	$2,097,536,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Small Cap Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/24	$25.45	$(0.09)	$2.09	$2.00	$—	$27.45	7.86%	$503,289	1.19%(d)	1.19%(d)	(0.69)%(d)	22%
Year ended 12/31/23	22.59	(0.14)	3.00	2.86	—	25.45	12.66	510,293	1.17	1.17	(0.58)	55
Year ended 12/31/22	36.33	(0.14)	(12.79)	(12.93)	(0.81)	22.59	(35.60)	541,922	1.16	1.16	(0.54)	44
Year ended 12/31/21	47.78	(0.43)	3.12	2.69	(14.14)	36.33	7.33	988,307	1.14	1.14	(0.86)	35
Year ended 12/31/20	35.35	(0.35)	19.40	19.05	(6.62)	47.78	57.00	1,047,921	1.15	1.15	(0.90)	51
Year ended 12/31/19	31.02	(0.09)	7.59	7.50	(3.17)	35.35	24.32	499,603	1.17	1.17	(0.25)	31
Class C
Six months ended 06/30/24	7.94	(0.06)	0.65	0.59	—	8.53	7.43(e)	5,539	1.89(d)(e)	1.89(d)(e)	(1.39)(d)(e)	22
Year ended 12/31/23	7.09	(0.09)	0.94	0.85	—	7.94	11.99(e)	5,930	1.87(e)	1.87(e)	(1.28)(e)	55
Year ended 12/31/22	12.36	(0.11)	(4.35)	(4.46)	(0.81)	7.09	(36.10)	7,123	1.91	1.91	(1.29)	44
Year ended 12/31/21	25.63	(0.41)	1.28	0.87	(14.14)	12.36	6.55(e)	15,850	1.86(e)	1.86(e)	(1.58)(e)	35
Year ended 12/31/20	21.39	(0.38)	11.24	10.86	(6.62)	25.63	55.86(e)	21,567	1.87(e)	1.87(e)	(1.62)(e)	51
Year ended 12/31/19	19.95	(0.23)	4.84	4.61	(3.17)	21.39	23.32	3,686	1.92	1.92	(1.00)	31
Class R
Six months ended 06/30/24	21.16	(0.10)	1.73	1.63	—	22.79	7.70	54,588	1.44(d)	1.44(d)	(0.94)(d)	22
Year ended 12/31/23	18.82	(0.16)	2.50	2.34	—	21.16	12.43	56,945	1.42	1.42	(0.83)	55
Year ended 12/31/22	30.57	(0.17)	(10.77)	(10.94)	(0.81)	18.82	(35.79)	63,161	1.41	1.41	(0.79)	44
Year ended 12/31/21	42.52	(0.50)	2.69	2.19	(14.14)	30.57	7.07	112,217	1.39	1.39	(1.11)	35
Year ended 12/31/20	32.08	(0.39)	17.45	17.06	(6.62)	42.52	56.59	137,020	1.40	1.40	(1.15)	51
Year ended 12/31/19	28.46	(0.17)	6.96	6.79	(3.17)	32.08	24.01	118,302	1.42	1.42	(0.50)	31
Class Y
Six months ended 06/30/24	27.60	(0.06)	2.27	2.21	—	29.81	8.01	123,023	0.94(d)	0.94(d)	(0.44)(d)	22
Year ended 12/31/23	24.44	(0.08)	3.24	3.16	—	27.60	12.93	122,467	0.92	0.92	(0.33)	55
Year ended 12/31/22	39.11	(0.08)	(13.78)	(13.86)	(0.81)	24.44	(35.44)	129,518	0.91	0.91	(0.29)	44
Year ended 12/31/21	50.24	(0.32)	3.33	3.01	(14.14)	39.11	7.61	274,782	0.89	0.89	(0.61)	35
Year ended 12/31/20	36.83	(0.26)	20.29	20.03	(6.62)	50.24	57.38	301,301	0.90	0.90	(0.65)	51
Year ended 12/31/19	32.14	(0.00)	7.86	7.86	(3.17)	36.83	24.59	217,477	0.92	0.92	0.00	31
Investor Class
Six months ended 06/30/24	28.20	(0.09)	2.32	2.23	—	30.43	7.91(f)	150,944	1.12(d)(f)	1.12(d)(f)	(0.62)(d)(f)	22
Year ended 12/31/23	25.01	(0.13)	3.32	3.19	—	28.20	12.75(f)	150,258	1.10(f)	1.10(f)	(0.51)(f)	55
Year ended 12/31/22	40.08	(0.14)	(14.12)	(14.26)	(0.81)	25.01	(35.58)(f)	144,075	1.13(f)	1.13(f)	(0.51)(f)	44
Year ended 12/31/21	51.24	(0.42)	3.40	2.98	(14.14)	40.08	7.41(f)	246,961	1.05(f)	1.05(f)	(0.77)(f)	35
Year ended 12/31/20	37.52	(0.33)	20.67	20.34	(6.62)	51.24	57.11(f)	249,837	1.07(f)	1.07(f)	(0.82)(f)	51
Year ended 12/31/19	32.76	(0.08)	8.01	7.93	(3.17)	37.52	24.34	187,171	1.13	1.13	(0.21)	31
Class R5
Six months ended 06/30/24	32.93	(0.06)	2.71	2.65	—	35.58	8.05	615,331	0.83(d)	0.83(d)	(0.33)(d)	22
Year ended 12/31/23	29.12	(0.07)	3.88	3.81	—	32.93	13.08	648,606	0.82	0.82	(0.23)	55
Year ended 12/31/22	46.32	(0.06)	(16.33)	(16.39)	(0.81)	29.12	(35.39)	737,830	0.81	0.81	(0.19)	44
Year ended 12/31/21	56.89	(0.31)	3.88	3.57	(14.14)	46.32	7.71	1,445,168	0.79	0.79	(0.51)	35
Year ended 12/31/20	41.01	(0.24)	22.74	22.50	(6.62)	56.89	57.56	1,564,134	0.80	0.80	(0.55)	51
Year ended 12/31/19	35.45	0.05	8.68	8.73	(3.17)	41.01	24.75	1,156,887	0.80	0.80	0.12	31
Class R6
Six months ended 06/30/24	33.43	(0.04)	2.74	2.70	—	36.13	8.08	550,383	0.76(d)	0.76(d)	(0.26)(d)	22
Year ended 12/31/23	29.54	(0.05)	3.94	3.89	—	33.43	13.17	603,038	0.75	0.75	(0.16)	55
Year ended 12/31/22	46.94	(0.04)	(16.55)	(16.59)	(0.81)	29.54	(35.35)	653,838	0.74	0.74	(0.12)	44
Year ended 12/31/21	57.42	(0.26)	3.92	3.66	(14.14)	46.94	7.80	948,527	0.70	0.70	(0.42)	35
Year ended 12/31/20	41.31	(0.20)	22.93	22.73	(6.62)	57.42	57.70	836,400	0.71	0.71	(0.46)	51
Year ended 12/31/19	35.66	0.09	8.73	8.82	(3.17)	41.31	24.86	497,160	0.71	0.71	0.21	31

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.95%, 0.95%, 0.97% and 0.97% for Class C for the six months ended June 30, 2024 and the years ended December 31, 2023, 2021 and 2020, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.18%, 0.22%, 0.16% and 0.17% for Investor Class for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021 and 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Small Cap Growth Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
9	Invesco Small Cap Growth Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the
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borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $10,090 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $12,352.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $10,482 in front-end sales commissions from the sale of Class A shares and $0 and $149 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2024, the Fund incurred $86,743 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
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market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,963,985,923	$—	$—	$1,963,985,923
Money Market Funds	42,803,240	265,597,013	—	308,400,253
Total Investments	$2,006,789,163	$265,597,013	$—	$2,272,386,176
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $223.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$277,541,128	$—	$277,541,128
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $455,330,552 and $751,090,436, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$545,552,571
Aggregate unrealized (depreciation) of investments	(55,663,555)
Net unrealized appreciation of investments	$489,889,016
Cost of investments for tax purposes is $1,782,497,160.
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NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	608,657	$16,279,349	1,531,454	$36,428,116
Class C	37,318	312,359	72,420	535,940
Class R	188,692	4,191,762	500,902	9,928,986
Class Y	427,375	12,425,139	772,919	19,989,087
Investor Class	218,137	6,404,037	532,424	13,615,192
Class R5	778,129	26,780,973	2,391,052	74,060,100
Class R6	1,405,354	49,454,950	3,300,593	103,322,109
Automatic conversion of Class C shares to Class A shares:
Class A	17,572	475,099	48,728	1,142,325
Class C	(56,435)	(475,099)	(155,695)	(1,142,325)
Reacquired:
Class A	(2,343,656)	(62,383,514)	(5,522,074)	(130,358,586)
Class C	(78,880)	(660,547)	(173,803)	(1,289,819)
Class R	(485,286)	(10,632,735)	(1,164,588)	(23,034,463)
Class Y	(737,430)	(21,374,881)	(1,636,219)	(42,158,246)
Investor Class	(585,976)	(17,301,621)	(964,994)	(25,346,418)
Class R5	(3,182,218)	(110,623,004)	(8,029,163)	(247,450,468)
Class R6	(4,213,566)	(148,193,401)	(7,393,052)	(231,486,028)
Net increase (decrease) in share activity	(8,002,213)	$(255,321,134)	(15,889,096)	$(443,244,498)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
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Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Growth Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods, and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period.  The Board considered that stock selection in, and underweight exposure to, certain sectors negatively
14	Invesco Small Cap Growth Fund

impacted the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.  Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.  Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the
15	Invesco Small Cap Growth Fund

compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco Small Cap Growth Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	436,538,311.37	10,386,579.08
	Carol Deckbar	436,598,340.04	10,326,550.41
	Cynthia Hostetler	430,643,323.83	16,281,566.63
	Dr. Eli Jones	430,462,878.64	16,462,011.81
	Elizabeth Krentzman	436,643,471.24	10,281,419.21
	Jeffrey H. Kupor	436,590,915.35	10,333,975.10
	Anthony J. LaCava, Jr.	430,412,044.29	16,512,846.16
	James Liddy	436,546,103.16	10,378,787.29
	Dr. Prema Mathai-Davis	435,419,736.73	11,505,153.72
	Joel W. Motley	435,699,418.43	11,225,472.03
	Teresa M. Ressel	430,908,530.74	16,016,359.72
	Douglas Sharp	436,698,257.05	10,226,633.40
	Robert C. Troccoli	430,119,480.99	16,805,409.46
	Daniel S. Vandivort	436,501,121.78	10,423,768.67
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Growth Series.
17	Invesco Small Cap Growth Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18	Invesco Small Cap Growth Fund

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SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	SCG-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

This information is filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

This information is filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

This information is filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Growth Series (Invesco Growth Series)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	August 30, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	August 30, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 30, 2024